Schedule of Assets (Held at End of Year) - Summary of Employee Benefit Plan Statement of Investment (Detail) - EBP 001 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 77,538,934,916
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	[1]	260,395,359
EBP, Asset Held for Investment		$ 77,799,330,275
Investment, Identifier [Axis]: BROKERAGE ACCOUNTS | BrokerageLink
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brokerage Links [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		EBP, Self-Directed Brokerage Account [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,602,388,247
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | BlackRock LifePath Index 2030 Unitized Account M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Black Rock Life Path Index 2030 Unitized Account M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,240,714,500
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | BlackRock LifePath Index 2035 Unitized Account M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Black Rock Life Path Index 2035 Unitized Account M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 935,221,815
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | BlackRock LifePath Index 2040 Unitized Account M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Black Rock Life Path Index 2040 Unitized Account M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,057,011,406
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | BlackRock LifePath Index 2045 Unitized Account M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Black Rock Life Path Index 2045 Unitized Account M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,581,522,231
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | BlackRock LifePath Index 2050 Unitized Account M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Black Rock Life Path Index 2050 Unitized Account M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,421,924,384
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | BlackRock LifePath Index 2055 Unitized Account M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Black Rock Life Path Index 2055 Unitized Account M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,159,399,055
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | BlackRock LifePath Index 2060 Unitized Account M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Black Rock Life Path Index 2060 Unitized Account M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,762,671,335
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | BlackRock LifePath Index 2065 Unitized Account M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Black Rock Life Path Index 2065 Unitized Account M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 740,739,474
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | BlackRock LifePath Index 2070 Unitized Account M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock LifePath Index 2070 Unitized Account M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 31,088,729
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | BlackRock LifePath Index Retirement Unitized Account M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Black Rock Life Path Index Retirement Unitized Account M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 813,348,500
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | BlackRock Short-term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Black Rock Short Term Investment Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,104,316
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | Fidelity Contrafund Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Contrafund Pool Class S [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,441,579,663
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | Fidelity Growth Company Pool Class S
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Growth Company Pool Class S [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,249,634,806
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | PIMCO Inflation Response MAM Class I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		PIMCO Inflation Response MAM Class I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 185,073,779
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | Vanguard Russell 1000 Growth Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Russell 1000 Growth Index Trust [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,788,882,589
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | Vanguard Russell 1000 Value Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Russell 1000 Value Index Trust [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,443,958,715
Investment, Identifier [Axis]: COMMON COLLECTIVE TRUSTS | Vanguard S&P 500 Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard SP 500 Index Trust [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,321,082,734
Investment, Identifier [Axis]: EMPLOYER STOCK | Microsoft Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Microsoft Common Stock [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,142,641,059
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account Total
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,846,721,849
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Common Collective Trusts | SSBK GOVT STIF FUND
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ssbk Govt Stif Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 91,281,526
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | AUSTRALIAN DOLLAR CURRENCY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Australian Dollar Currency [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 45,654
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | BRAZILIAN REAL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brazilian Real [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 79,590
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | BRITISH POUND STERLING CURRENCY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		British Pound Sterling Currency [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 34,205
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | CANADIAN DOLLAR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Canadian Dollar [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 111,544
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | DANISH KRONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Danish Krone [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ (53,240)
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | EURO MONETARY UNIT.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Euro Monetary Unit [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 152,819
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | HONG KONG DOLLAR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hong Kong Dollar [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,349
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | INDIAN RUPEE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Indian Rupee [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 114,113
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | ISRAELI SHEKEL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Israeli Shekel [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 272
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | JAPANESE YEN
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Japanese Yen [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 396,717
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | NEW ZEALAND DOLLAR CURRENCY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		New Zealand Dollar Currency [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,282
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | NORWEGIAN KRONA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Norwegian Krona [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,317
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | POLAND ZLOTY NEW
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Poland Zloty New [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 213
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | SINGAPORE DOLLAR CURRENCY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Singapore Dollar Currency [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,521
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | SOUTH AFRICAN RAND CURRENCY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		South African Rand Currency [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 513,275
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | SOUTH KOREAN WON
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		South Korean Won [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,404
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | SWEDISH KRONA CURRENCY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Swedish Krona Currency [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 40,925
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | SWISS FRANC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Swiss Franc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 655
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Currency | TAIWAN DOLLAR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Taiwan Dollar [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | 3I GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Three i Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 326,226
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AAC TECHNOLOGIES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aac Technologies Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 160,356
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ABB LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Abb Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 664,048
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ACCOR SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Accor Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,354,732
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ACCTON TECHNOLOGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Accton Technology Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 264,576
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ACCTON TECHNOLOGY CORP ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Accton Technology Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,297,477
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ACS ACTIVIDADES CONST Y SRV SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Acs Actividades Const Y Srv Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 261,155
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ADDTECH AB CL B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Addtech Ab Cl B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 189,011
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ADIDAS AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Adidas Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 591,235
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ADIDAS AG ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Adidas Ag One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,472,298
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ADVANCED INFO SERVICE NVDR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Advanced Info Service Nvdr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,209,994
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ADVANTEST CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Advantest Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 727,037
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ADVANTEST CORP ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Advantest Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,916,727
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ADYEN BV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Adyen Bv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 641,512
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ADYEN BV ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Adyen Bv One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,610,647
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AEGON LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aegon Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 262,941
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AEON CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aeon Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 379,520
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AEROPORTS DE PARIS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aeroports De Paris [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 150,686
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AGNICO EAGLE MINES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Agnico Eagle Mines Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 492,636
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AIA GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aia Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 453,773
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AIA GROUP LTD ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aia Group Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,895,114
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AIA GROUP LTD TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aia Group Ltd Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,568,078
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AIR LIQUIDE SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Air Liquide SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,686,099
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AIR LIQUIDE SA (INTERIM)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Air Liquide SA Interim [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,038,247
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AIR LIQUIDE SA(PRIME FIDE)(UNL)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Air Liquide SA Prime Fide Unl [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,588,685
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AIR LIQUIDE SA-PF-2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		AIR LIQUIDE SA-PF-2024
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,107,570
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AIRBUS SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Airbus Se [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 980,670
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AIRBUS SE One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Airbus Se One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,813,181
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AISIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aisin Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 313,820
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AJINOMOTO CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ajinomoto Co Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 338,815
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AKESO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Akeso Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 217,791
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AL RAJHI BANK (HSBC) (ELN) 9/30/26
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Al Rajhi Bank Hsbc Eln 93026 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,326,659
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ALAMOS GOLD INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alamos Gold Inc A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 189,403
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ALCHIP TECHNOLOGIES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alchip Technologies Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 111,955
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ALCON INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alcon Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 450,174
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ALCON INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alcon Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,333,599
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ALDAR PROPERTIES PJSC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aldar Properties Pjsc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 476,744
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ALFA LAVAL AB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alfa Laval Ab [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 206,129
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ALIBABA GROUP HOLDING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alibaba Group Holding Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 746,779
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ALIBABA GROUP HOLDING LTD One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alibaba Group Holding Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,677,619
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ALIBABA GROUP HOLDING LTD SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alibaba Group Holding Ltd Spon Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,989,112
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ALIBABA GROUP HOLDING LTD Two
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alibaba Group Holding Ltd Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,669,588
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ALPHA BANK SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alpha Bank Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 223,361
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ALSTOM
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alstom [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 182,123
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ALTEOGEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alteogen Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 195,553
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AMADEUS IT GROUP SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amadeus It Group Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 522,633
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AMADEUS IT GROUP SA One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amadeus It Group Sa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,265,441
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ANGLOGOLD ASHANTI PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Anglogold Ashanti Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 394,809
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ANHEUSER-BUSCH INBEV SA/NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Anheuser busch Inbev Sa Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 179,813
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ANTOFAGASTA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Antofagasta Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 381,617
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aon Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,882,157
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | AON PLC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aon Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,856,768
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | APR CORP/KOREA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Apr Corp Korea [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,043,101
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ARCELORMITTAL SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Arcelormittal SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 317,619
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ARGENX SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Argenx SE [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 808,688
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ARGENX SE One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Argenx SE One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,991,873
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ARISTOCRAT LEISURE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aristocrat Leisure Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 332,704
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASAHI KASEI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Asahi Kasei Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 181,783
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASELSAN AS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aselsan As [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 209,902
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASELSAN AS One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aselsan As One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,056,916
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASHTEAD GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ashtead Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,041,705
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASIA VITAL COMPONENTS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Asia Vital Components Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 192,651
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Asics Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 294,858
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASM INTERNATIONAL NV (NETH)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Asm International Nv Neth [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 644,781
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASML HOLDING NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Asml Holding Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,433,117
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASML HOLDING NV One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Asml Holding Nv One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,833,664
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASML HOLDING NV Two
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Asml Holding Nv Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 28,324,648
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASPEED TECH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aspeed Tech Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 231,564
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASPEED TECH INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aspeed Tech Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,650,166
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASR NEDERLAND NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Asr Nederland Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 293,155
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASSA ABLOY AB SER B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Assa Abloy Ab Ser B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 143,498
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASSA ABLOY AB SER B One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Assa Abloy Ab Ser B One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,625,956
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASSOCIATED BRITISH FOODS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Associated British Foods Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASTELLAS PHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Astellas Pharma Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 547,836
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASTRAZENECA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Astrazeneca Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,717,738
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ASTRAZENECA PLC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Astrazeneca Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,663,604
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ATKINSREALIS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Atkinsrealis Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 170,287
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | BAE SYSTEMS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bae Systems Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 503,849
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | BAIDU INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Baidu Inc ClA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,532,508
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | BANCO BILBAO VIZ ARGENTARIA SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banco Bilbao Viz Argentaria SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 172,032
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CANADIAN NATL RAILWAY CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Canadian Natl Railway Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,798,341
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CANADIAN PACIFIC KANSAS CITY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Canadian Pacific Kansas City Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 477,439
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CANON INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Canon Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 334,224
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CAPCOM CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Capcom Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 195,789
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CAPITALAND INVESTMENT LTD/SINGAPORE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Capitaland Investment LtdSingapore [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 215,889
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CAPITEC BANK HOLDINGS LIMITED
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Capitec Bank Holdings Limited [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,486,955
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CAR GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Car Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 143,242
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CCL INDUSTRIES INC B NON VTG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ccl Industries Inc B Non Vtg [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 122,228
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CELESTICA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Celestica Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 296,399
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CELLTRION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Celltrion Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 354,156
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CENCOSUD SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cencosud Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 167,387
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CHINA CONSTRUCTION BANK CORP H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		China Construction Bank Corp H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,253,615
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CHINA MERCHANTS BANK CO LTD H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		China Merchants Bank Co Ltd H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,746,952
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CHINA NATL BLDG MATERIAL CO H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		China Natl Bldg Material Co H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 134,205
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CHINA RUYI HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		China Ruyi Holdings Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 150,827
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CHROMA ATE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Chroma Ate Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 173,035
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CHUGAI PHARMACEUTICAL CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Chugai Pharmaceutical Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,189,723
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CIE FINANCIERE RICHEMONT SA A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cie Financiere Richemont SA A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 21,927,089
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CLICKS GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Clicks Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 722,528
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | COCHLEAR LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cochlear Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 177,604
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | COLOPLAST AS CL B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Coloplast As Cl B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 223,180
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | COMMERZBANK AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Commerzbank AG [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 587,201
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | COMMONWEALTH BK OF AUSTRALIA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Commonwealth Bk of Australia [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,329,011
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | COMPASS GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Compass Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 608,982
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | COMPASS GROUP PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Compass Group Plc 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,992,782
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | COMPUTERSHARE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Computershare Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 124,055
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CONSTELLATION SOFTWARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Constellation Software Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 372,822
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CONTEMPORARY AMPEREX TECHNOLOGY CO LTD A (HSBC) (E
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Contemporary Amperex Technology Co Ltd A (Hsbc) (E [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,248,300
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CONTEMPORARY AMPEREX TECHNOLOGY CO LTD H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Contemporary Amperex Technology Co Ltd H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 207,846
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CSL LIMITED
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Csl Limited [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 384,022
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CTS EVENTIM AG & CO KGAA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cts Eventim Ag Co Kgaa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,242,504
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CYBER-ARK SOFTWARE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		CyberArk Software Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 530,811
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | CYRELA BRAZIL REALTY SA EMPR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cyrela Brazil Realty Sa Empr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 933,505
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | D'IETEREN SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dieteren Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 163,500
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DAIICHI SANKYO CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Daiichi Sankyo Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 339,844
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DASSAULT AVIATION SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dassault Aviation SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,581,941
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DAVIDE CAMPARI MILANO NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Davide Campari Milano Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,114,658
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DELTA ELECTRONICS IND CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Delta Electronics Ind Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 491,452
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DELTA ELECTRONICS IND CO LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Delta Electronics Ind Co Ltd 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,160,214
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DELTA ELECTRONICS IND CO LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Delta Electronics Ind Co Ltd 2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,304,609
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DELTA ELECTRONICS THAI-NVDR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Delta Electronics ThaiNvdr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 207,228
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DEMANT A/S
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Demant AS [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 128,565
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DENSO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Denso Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 439,480
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DESCARTES SYS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Descartes Sys Group Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 135,363
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DEUTSCHE BANK AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		DEUTSCHE BANK AG2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 643,664
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DEUTSCHE BOERSE AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		DEUTSCHE BOERSE AG2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,862,360
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DEUTSCHE TELEKOM AG (REGD)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Deutsche Telekom Ag (Regd) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 155,736
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DIAGEO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Diageo Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 254,661
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DIAGEO PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Diageo Plc 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,352,077
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DINO POLSKA SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dino Polska Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 237,860
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DIPLOMA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Diploma Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,892,267
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DISCO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Disco Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 276,768
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DIVIS LABORATORIES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Divis Laboratories Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 653,107
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DLF LIMITED
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dlf Limited [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,253,356
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DOLLARAMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dollarama Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 548,066
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DOLLARAMA INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dollarama Inc 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,410,118
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DONGFENG MOTOR GP CO LTD H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dongfeng Motor Gp Co Ltd H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 154,126
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DOOSAN CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Doosan Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 153,899
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DOOSAN ENERBILITY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Doosan Enerbility [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 180,723
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DSV A/S
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dsv AS [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 521,423
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | DSV A/S One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dsv AS [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,719,034
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | E INK HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		E Ink Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 176,831
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | EAST JAPAN RAILWAY CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		East Japan Railway Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 284,893
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | EASTROC BEVERAGE GROUP CO LTD A (HSBC) (CWT) 04/21
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eastroc Beverage Group Co Ltd A Hsbc Cwt 0421 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,160,163
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ECOPRO BM CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ecopro Bm Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 185,637
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ELBIT SYSTEMS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Elbit Systems Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 332,660
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ELITE MATERIAL CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Elite Material Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 209,875
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ELITE MATERIAL CO LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Elite Material Co Ltd 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,933,003
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | EMAAR PROPERTIES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Emaar Properties [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,285,177
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | EMBRAER SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Embraer S A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 177,855
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | EMBRAER SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Embraer S A 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,162,699
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ENDEAVOUR MINING PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Endeavour Mining Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 165,764
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ENEOS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eneos Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 298,234
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | EQT AB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eqt Ab [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 333,432
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | EQUATORIAL ENERGIA SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Equatorial Energia Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 302,815
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ERSTE GROUP BANK AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		ERSTE GROUP BANK AG2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 635,235
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ERSTE GROUP BANK AG 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Erste Group Bank Ag1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,110,963
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ESSILORLUXOTTICA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Essilorluxottica [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,928,761
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ESSILORLUXOTTICA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Essilorluxottica 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 21,444,026
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | EVOLUTION MINING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Evolution Mining Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 254,782
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | EXPERIAN PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Experian Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 564,559
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | FALABELLA SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Falabella Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 119,361
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | FDJ UNITED
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fdj United [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 121,692
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | FINECOBANK SPA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Finecobank Spa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,295,651
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | FINECOBANK SPA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Finecobank Spa 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,255,167
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | FIRST QUANTUM MINERALS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Quantum Minerals Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 160,949
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | FIRSTSERVICE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Firstservice Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 268,416
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | FISHER & PAYKEL HEALTHCARE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fisher And Paykel Healthcare Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 199,502
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | FLUTTER ENTERTAINMENT PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Flutter Entertainment Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,927,726
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | FRANCO-NEVADA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		FrancoNevada Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 300,150
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | FRESNILLO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fresnillo Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 171,673
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | FUJIKURA LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fujikura Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 534,423
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | FUJITSU LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fujitsu Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 467,059
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | FUTU HOLDINGS LTD ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Futu Holdings Ltd Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 280,471
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | FUTURE CASH COLL MORGAN STANLEY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Future Cash Coll Morgan Stanley [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,081,507
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | FUTURES CASH COLLATERAL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Futures Cash Collateral [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,861,087
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | FUYAO GLASS INDUSTRY GROUP CO LTD H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fuyao Glass Industry Group Co Ltd H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 145,060
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GALAXY ENT GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Galaxy Ent Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 108,322
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GALAXY ENT GROUP LTD One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Galaxy Ent Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,752,852
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GALDERMA GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Galderma Group Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 602,477
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GALDERMA GROUP AG ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Galderma Group Ag One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,680,874
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GAMUDA BHD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gamuda Bhd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 226,297
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GEA GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gea Group Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 130,487
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GEBERIT AG (REG)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Geberit Ag (Reg) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,910,150
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GEELY AUTO HLDGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Geely Auto Hldgs Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 142,598
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GENMAB AS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Genmab As [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 500,080
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GFL ENVIRONMENTAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gfl Environmental Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 178,098
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GIGABYTE TECHNOLOGY CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gigabyte Technology Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 175,077
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GILDAN ACTIVEWEAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gildan Activewear Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 370,274
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GLOBAL UNICHIP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Global Unichip Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 203,336
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GOLD CIRCUIT ELECTRONICS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gold Circuit Electronics Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 197,212
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GOLD FIELDS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gold Fields Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 379,070
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GOLD FIELDS LTD ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gold Fields Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 570,226
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GOODMAN GROUP STAPLED UNIT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Goodman Group Stapled Unit [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 351,818
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GRAB HOLDINGS LTD CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Grab Holdings Ltd Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 158,642
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GRAB HOLDINGS LTD CL A ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Grab Holdings Ltd Cl A One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,454,086
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GRAB HOLDINGS LTD CL A TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Grab Holdings Ltd Cl A Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,664,444
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GRIFOLS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Grifols [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 110,204
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | GRUPO FINANCIERO BANORTE SAB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Grupo Financiero Banorte Sab [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,292,319
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | H WORLD GROUP LTD ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		H World Group Ltd Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 235,015
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HALEON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Haleon Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 18,958,911
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HALMA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Halma Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 434,556
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HANWHA AEROSPACE CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hanwha Aerospace Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 274,877
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HANWHA AEROSPACE CO LTD ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hanwha Aerospace Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,840,973
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HANWHA OCEAN CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hanwha Ocean Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 247,657
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HARMONY GOLD MINING CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Harmony Gold Mining Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 247,416
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HD HYUNDAI ELECTRIC CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		HD Hyundai Electric Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 220,724
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HD HYUNDAI ELECTRIC CO LTD ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hd Hyundai Electric Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,257,663
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HD HYUNDAI HEAVY INDUSTRIES CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		HD Hyundai Heavy Industries Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 193,184
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HD HYUNDAI HEAVY INDUSTRIES CO LTD ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hd Hyundai Heavy Industries Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,534,183
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HD HYUNDAI MARINE SOLUTION CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hd Hyundai Marine Solution Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,741,222
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HD KOREA SHIPBUILDING & OFFSHORE ENGINEERING CO LT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hd Korea Shipbuilding Offshore Engineering Co Lt [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 223,659
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HDFC BANK LTD (DEMAT)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		HDFC Bank Ltd Demat [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,231,622
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HDFC BANK LTD (DEMAT) ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hdfc Bank Ltd (Demat) One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,392,989
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HDFC BANK LTD SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		HDFC Bank Ltd Spon Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,178,702
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HEIDELBERG MATERIALS AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Heidelberg Materials Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 702,084
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HERMES INTERNATIONAL SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hermes International Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 476,311
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HERMES INTERNATIONAL SA ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hermes International Sa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,635,934
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HITACHI LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hitachi Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 779,238
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HITACHI LTD ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hitachi Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,852,516
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HOCHTIEF AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hochtief Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 107,327
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HON HAI PRECISION IND CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hon Hai Precision Ind Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 551,400
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HON HAI PRECISION IND CO LTD ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hon Hai Precision Ind Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,380,803
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HONG KONG EXCHS & CLEARING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hong Kong Exchs Clearing Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,225,834
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HONG KONG EXCHS & CLEARING LTD ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hong Kong Exchs Clearing Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,226,782
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HORIZON ROBOTICS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Horizon Robotics [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 208,302
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HOWDEN JOINERY GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Howden Joinery Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,126,023
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HOYA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hoya Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,798,187
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HSBC HOLDINGS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hyosung Heavy Industries Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 162,542
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HUA HONG SEMICONDUCTOR LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hua Hong Semiconductor Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 181,389
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HYBE CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hybe Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 208,822
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HYOSUNG HEAVY INDUSTRIES CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hyosung Heavy Industries Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 180,420
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HYUNDAI ROBOTICS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hyundai Robotics Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 208,612
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | HYUNDAI ROTEM CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hyundai Rotem Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 208,078
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ICG PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Icg Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,122,906
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ICICI BANK LTD (DEMAT)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		ICICI Bank Ltd Demat [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,557,969
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | IDEMITSU KOSAN CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Idemitsu Kosan Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 247,717
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | IMPALA PLATINUM HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Impala Platinum Holdings Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 246,068
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | IMPERIAL BRANDS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Imperial Brands Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 213,828
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INDIAN HOTELS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Indian Hotels Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,591,592
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INDITEX SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Inditex SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,370,233
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INDITEX SA ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Inditex Sa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,077,279
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INDITEX SA TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Inditex Sa Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,110,725
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INDUSTRIAS PENOLES SAB DE CV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Industrias Penoles Sab De Cv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 278,646
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INDUTRADE AB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Indutrade Ab [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 144,843
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INFINEON TECHNOLOGIES AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Infineon Technologies Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 399,151
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INFINEON TECHNOLOGIES AG ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Infineon Technologies Ag One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,564,049
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INFORMA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Informa Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 175,080
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INNOVENT BIOLOGICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Innovent Biologics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 200,846
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INTERCONTINENTAL HOTELS GP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Intercontinental Hotels Gp Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 338,389
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INTERCONTINENTAL HOTELS GP PLC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Intercontinental Hotels Gp Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 25,585,761
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INTERNATIONAL GAMES SYS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		International Games Sys Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 206,972
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INTERTEK GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Intertek Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,343,130
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INTERTEK GROUP PLC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Intertek Group Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,820,342
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INTESA SANPAOLO SPA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Intesa Sanpaolo Spa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 458,730
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | INTL CONTAINER TERMINL SRV INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Intl Container Terminl Srv Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 213,973
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ISRAEL DISCOUNT BANK LTD CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Israel Discount Bank Ltd Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 197,617
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | J&T GLOBAL EXPRESS LIMITED
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		JT Global Express Limited [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 134,272
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | JAMES HARDIE INDUSTRES PLC CDI
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		James Hardie Industres Plc Cdi [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,675,552
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | JAPAN POST BANK CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Japan Post Bank Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 279,228
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | JD HEALTH INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jd Health International Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,725,394
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | JENTECH PRECISION INDUS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jentech Precision Indus Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 87,554
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | JERONIMO MARTINS & FILHO SGPS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jeronimo Martins Filho Sgps [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 219,572
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | JFE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jfe Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 232,090
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | JULIUS BAER GRUPPE AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Julius Baer Gruppe Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 179,377
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KAJIMA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kajima Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 432,112
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KAKAO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kakao Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 236,775
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KAWASAKI HEAVY INDUSTRIES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kawasaki Heavy Industries Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 238,560
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KB FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kb Financial Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,022,692
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KBC GROUPE SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kbc Groupe Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 457,855
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KEYENCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Keyence Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 253,294
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KEYENCE CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Keyence Corp 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,045,258
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KEYENCE CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Keyence Corp 2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,802,758
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KEYENCE CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Keyence Corp 3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 20,444,459
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KING SLIDE WORKS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		King Slide Works Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 119,610
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KINGDEE INTL SFTWRE GRP CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kingdee Intl Sftwre Grp Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 155,395
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KINGFISHER PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kingfisher Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 180,901
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KINGSPAN GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kingspan Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 218,811
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KINROSS GOLD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kinross Gold Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 231,923
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KIOXIA HOLDINGS CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kioxia Holdings Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 239,824
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KIRIN HOLDINGS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kirin Holdings Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 164,888
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KLARNA GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Klarna Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,495,418
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KNORR-BREMSE AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		KnorrBremse Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 177,123
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KOBE BUSSAN CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kobe Bussan Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 133,076
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KOC HLDG AS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Koc Hldg As [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 163,912
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KONAMI GROUP CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Konami Group Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 258,727
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KONGSBERG GRUPPEN ASA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kongsberg Gruppen Asa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 185,612
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KOREA AEROSPACE INDUSTRIES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Korea Aerospace Industries Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 227,097
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KOREA ELECTRIC POWER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Korea Electric Power Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 233,703
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KUAISHOU TECHNOLOGY CLASS B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kuaishou Technology Class B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 255,547
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | KUAISHOU TECHNOLOGY CLASS B 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		KUAISHOU TECHNOLOGY CLASS B 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,478,228
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | L'oreal Sa (Temp)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Loreal SA Temp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,901,680
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | L'oreal Sa Ord
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Loreal SA Ord [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,541,887
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | L'oreal Sa Ord 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Loreal Sa Ord 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,278,125
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | LAOPU GOLD CO LTD H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Laopu Gold Co Ltd H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,659,604
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | LAOPU GOLD CO LTD H 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		LAOPU GOLD CO LTD H 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,277,967
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | LARSEN & TOUBRO LTD GDR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Larsen Toubro Ltd Gdr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,136,416
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Legal & General Group Plc Ord
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Legal General Group Plc Ord [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 254,823
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Legrand Sa
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Legrand Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 182,893
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Leonardo Spa
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Leonardo Spa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 401,695
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Lg Chemical Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lg Chemical Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 148,567
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Lg Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lg Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 236,182
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Lg Energy Solution
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lg Energy Solution [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 208,383
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Li Auto Inc Cl A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Li Auto Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 164,985
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Lifco Ab
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lifco Ab [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 171,249
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Linde Plc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Linde Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,724,321
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Linde Plc 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Linde Plc 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,326,357
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Lloyds Banking Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lloyds Banking Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 488,299
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Localiza Rent A Car Sa
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Localiza Rent A Car Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,595
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Localiza Rent A Car Sa 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Localiza Rent A Car Sa 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 289,420
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | London Stock Exchange Grp Plc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		London Stock Exchange Grp Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 465,177
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | London Stock Exchange Grp Plc 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		London Stock Exchange Grp Plc 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,509,783
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | London Stock Exchange Grp Plc 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		London Stock Exchange Grp Plc 2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 27,963,714
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Lonza Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lonza Group Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 719,013
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Lonza Group Ag 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lonza Group Ag 2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,151,908
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Lonza Group Ag 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lonza Group Ag 2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,283,347
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Lotus Bakeries
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lotus Bakeries [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 110,704
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Ls Electric Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ls Electric Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 158,948
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Lvmh Moet Hennessy Louis Vuitton Se
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lvmh Moet Hennessy Louis Vuitton Se [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 163,729
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Lvmh Moet Hennessy Louis Vuitton Se 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lvmh Moet Hennessy Louis Vuitton Se 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,924,354
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Lvmh Moet Hennessy Louis Vuitton Se 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		London Stock Exchange Grp Plc 2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 22,397,502
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Ly Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ly Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 257,021
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Lynas Rare Earths Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lynas Rare Earths Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 114,715
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | M3 Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		M3 Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 106,618
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | METSO CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Metso Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 167,137
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | MINEBEA MITSUMI INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Minebea Mitsumi Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 246,644
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | MINOR INTERNATIONAL PCL NVDR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Minor International Pcl Nvdr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 100,687
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | MITSUBISHI CHEMICAL GROUP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mitsubishi Chemical Group Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 236,603
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | MITSUBISHI ELECTRIC CORP ORD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mitsubishi Chemical Group Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 602,981
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | MITSUBISHI HEAVY INDS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mitsubishi Heavy Inds Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 715,832
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | MITSUBISHI UFJ FINL GRP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mitsubishi Ufj Finl Grp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 826,013
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | MITSUI FUDOSAN CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mitsui Fudosan Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 169,366
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | MIZRAHI TEFAHOT BANK LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mizrahi Tefahot Bank Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 146,239
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | MIZUHO FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mizuho Financial Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 280,197
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | MMG LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mmg Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 184,805
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | MONDAY COM LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Monday.Com Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 120,704
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | MOWI ASA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mowi Asa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 311,672
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | MTN GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mtn Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 168,415
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | MTU AERO ENGINES AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mtu Aero Engines Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 318,590
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | MTU AERO ENGINES AG 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mtu Aero Engines Ag One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,697,623
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Mahindra & Mahindra Ltd(Demat)Dematerialized Shs
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mahindra And Mahindra LtdDematDematerialized Shs [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,565,030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Makemytrip Limited
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Makemytrip Limited [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,162,819
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Marks & Spencer Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Marks And Spencer Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Max Healthcare Institute Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Max Healthcare Institute Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 451,572
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Meituan Cl B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Meituan Cl B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 395,536
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Mercadolibre Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mercadolibre Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 807,718
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Mercadolibre Inc 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mercadolibre Inc 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,934,010
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Meridian Energy Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Meridian Energy Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 135,110
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NASPERS LTD N SHS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Naspers Ltd N Shs [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 465,415
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NASPERS LTD N SHS One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Naspers Ltd N Shs One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,479,468
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NATIONAL BANK OF GREECE SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		National Bank Of Greece SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,988,787
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NATWEST GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Natwest Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 322,172
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NEC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nec Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 427,132
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NEMETSCHEK SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nemetschek Se [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 183,764
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NESTLE SA REG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nestle Sa (Reg) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 553,894
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NESTLE SA REG 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nestle Sa (Reg) One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 19,418,690
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NEXT PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Next Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 127,236
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NICE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nice Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 198,591
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NIDEC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nidec Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 205,523
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NINTENDO CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nintendo Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 500,530
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NINTENDO CO LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nintendo Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,821,027
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NIPPON PAINT HOLDINGS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nippon Paint Holdings Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 191,926
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NITTO DENKO CORP NITTO ELECTRIC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nitto Denko Corp Nitto Electric [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,027,113
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NN GROUP NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nn Group Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 234,013
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NOMURA RESEARCH INSTITUTE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nomura Research Institute Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 123,003
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NORSK HYDRO AS ORD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Norsk Hydro As Ord [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 262,629
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NORTHERN STAR RESOURCES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Northern Star Resources Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 373,391
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NOVA MEASURING INSTRUMENTS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nova Measuring Instruments Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 213,920
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NOVARTIS AG REG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Novartis Ag (Reg) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 548,761
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NOVO NORDISK AS CL B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		NovoNordisk As Cl B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 158,386
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NOVO NORDISK AS CL B 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Novo-Nordisk As Cl B One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,121,501
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NOVONESIS NOVOZYMES B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Novonesis (Novozymes) B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 298,103
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NU HOLDINGS LTD CAYMAN ISLANDS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nu Holdings Ltd/Cayman Islands [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 631,567
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | NU HOLDINGS LTD CAYMAN ISLANDS 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nu Holdings Ltd/Cayman Islands One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,180,600
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | OBIC CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Obic Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 273,375
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ORIX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Orix Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 456,447
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | OTP BANK REG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Otp Bank (Reg) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,006,497
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | PAN AM SILVER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pan Am Silver Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 162,897
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | PAN PACIFIC INTERNATIONAL HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pan Pacific International Holdings Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 263,668
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | PANASONIC HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Panasonic Holdings Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 213,150
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | PARTNERS GROUP HOLDING AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Partners Group Holding Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,748,907
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | PICC PROPERTY & CASUALTY CO H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Picc Property Casualty Co H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,572,968
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | PIOTECH INC A HSBC ELN
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Piotech INCA (HSBC) (Eln) 01102028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 844,330
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | PIRAEUS BANK SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Piraeus Bank Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,227,939
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | POP MART INTERNATIONAL GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pop Mart International Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 212,235
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | PRIO SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Prio Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 164,781
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | PRO MEDICUS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pro Medicus Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 140,617
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | PROSUS NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Prosus Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 897,355
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | PRUDENTIAL PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Prudential Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 199,984
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | PRUDENTIAL PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Prudential Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,353,537
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | PRYSMIAN SPA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Prysmian Spa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 462,497
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | PUBLIC POWER CORP OF GREECE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Public Power Corp Of Greece [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 166,297
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | PUBLICIS GROUPE SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Publicis Groupe SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,179,088
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | QANTAS AIRWAYS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Qantas Airways Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 111,554
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | QUANTA COMPUTER INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Quanta Computer Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 312,325
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RAIA DROGASIL SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Raia Drogasil Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 229,161
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RAKUTEN GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rakuten Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 239,078
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RATIONAL AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rational Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,653,959
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RB GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rb Global Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 320,703
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | REA GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rea Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 118,591
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RECKITT BENCKISER GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Reckitt Benckiser Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 280,170
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RECORDATI SPA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Recordati Spa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 175,240
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RECRUIT HOLDINGS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Recruit Holdings Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 316,287
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | REDE D OR SAO LUIZ SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rede DOr Sao Luiz Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 198,613
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | REDE D OR SAO LUIZ SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rede DOr Sao Luiz Sa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,279,125
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RELIANCE INDS GDR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Reliance Inds Gdr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,980,520
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RELIANCE INDUSTRIES LTD DEMAT DEMATERIALIZED SHS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Reliance Industries Ltd(Demat)Dematerialized Shs [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,636,528
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RELX PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Relx Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,347,467
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RENAULT SA ORD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Renault Sa Ord [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 117,967
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RESONA HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Resona Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 213,504
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RESONA HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Resona Holdings Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,114,028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RHEINMETALL AG ORD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rheinmetall Ag Ord [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 599,877
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RHEINMETALL AG ORD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rheinmetall Ag Ord One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,179,978
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ROCHE HOLDINGS AG GENUSSCHEINE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Roche Holdings Ag (Genusscheine) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 603,696
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ROLLS ROYCE HOLDINGS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		RollsRoyce Holdings Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 970,281
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ROLLS ROYCE HOLDINGS PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rollsroyce Holdings Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,004,117
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RYANAIR HOLDINGS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ryanair Holdings Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 462,635
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RYANAIR HOLDINGS PLC SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ryanair Holdings Plc Spon Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,926,847
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | RYOHIN KEIKAKU CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ryohin Keikaku Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 156,292
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | Ruijie Networks Co Ltd (Hsbc) (Eln) 10/22/2027
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ruijie Networks Co Ltd (Hsbc) (Eln) 10222027 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,026,464
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | S&P GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		SP Global Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,191,406
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SAAB AB CL B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Saab Ab Cl B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 285,544
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SABESP ON CIA SANEAM BASICO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sabesp On (Cia Saneam Basico) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,030,176
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SAFRAN SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Safran SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 878,654
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SAFRAN SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Safran SA One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,727,195
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SAINSBURY J PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sainsbury (J) Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 91,367
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SALMAR ASA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Salmar Asa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 173,611
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SAMSUNG BIOLOGICS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Samsung Biologics Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 281,083
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SAMSUNG BIOLOGICS CO LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Samsung Biologics Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,953,467
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SAMSUNG ELECTRONICS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Samsung Electronics Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,080,486
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SAMSUNG ELECTRONICS CO LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Samsung Electronics Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 17,985,458
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SAMSUNG HEAVY INDS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Samsung Heavy Inds Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 251,981
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SANDVIK AB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sandvik Ab [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 439,154
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SANRIO CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sanrio Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 113,006
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SAP SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sap Se [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,376,318
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SAP SE 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sap Se Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,617,619
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SAP SE 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sap Se Three [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,602,601
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SAP SE 3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sap Se Three [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,567,728
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SARTORIUS AG PFD NON VTG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sartorius Ag Pfd Non Vtg [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 197,837
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SARTORIUS STEDIM BIOTECH
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sartorius Stedim Biotech [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 154,245
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SARTORIUS STEDIM BIOTECH 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sartorius Stedim Biotech One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,269,015
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SCHINDLER HOLDING AG PART CERT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Schindler Holding Ag Part Cert [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,066,142
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SCHNEIDER ELECTRIC SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Schneider Electric Se [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 873,988
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SCHNEIDER ELECTRIC SE 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Schneider Electric Se One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,771,646
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SCHNEIDER ELECTRIC SE 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Schneider Electric Se Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,739,362
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SCOUT SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Scout24 Se [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 204,185
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SCSK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Scsk Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 148,122
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SEA LTD ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sea Ltd Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 419,578
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SEA LTD ADR 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sea Ltd Adr One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 878,319
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SEA LTD ADR 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sea Ltd Adr Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,145,748
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SECOM CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Secom Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,000,374
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SEVERN TRENT PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Severn Trent Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 295,003
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SGH LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sgh Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 165,160
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SHANDONG GOLD MINING CO LTD H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shandong GoldMining Co Ltd H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 175,607
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SHELL PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shell Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 341,527
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SHOPIFY INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shopify Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 952,077
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SHOPIFY INC CL A 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shopify Inc Cl A One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,235,708
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SIBANYE STILLWATER LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sibanye Stillwater Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 217,942
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SIEMENS AG REGD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Siemens Ag (regd) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 306,625
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SIEMENS ENERGY AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Siemens Energy Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 811,327
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SIEMENS ENERGY INDIA LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Siemens Energy India Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,322,955
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SIEYUAN ELECTRIC CO LTD WT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sieyuan Electric Co Ltd Wt 111527 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,285,572
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SIGMA HEALTHCARE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sigma Healthcare Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 171,083
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SINGAPORE TECH ENGINEERING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Singapore Tech Engineering Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 202,410
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SK HYNIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sk Hynix Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,316,247
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SK HYNIX INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sk Hynix Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,390,908
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SK HYNIX INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sk Hynix Inc Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,721,215
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SK SQUARE CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sk Square Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 365,388
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SKANSKA AB SER B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Skanska Ab Ser B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 232,555
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SMC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Smc Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,678,414
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SMITH & NEPHEW PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Smith Nephew Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 324,839
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SOC QUIMICA Y MIN CH PFD B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Soc Quimica Y Min Ch Pfd B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 229,395
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SOCIETE GENERALE SA CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Societe Generale Sa Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 765,845
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SOFTBANK GROUP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Softbank Group Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,154,270
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SONY GROUP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sony Group Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 154,137
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SONY GROUP CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sony Group Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,729,413
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SOUTHERN COPPER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Southern Copper Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,309,136
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SPIRAX GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Spirax Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,614,344
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SPOTIFY TECHNOLOGY SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Spotify Technology Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 795,573
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SPOTIFY TECHNOLOGY SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Spotify Technology Sa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,430,219
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | STANDARD CHARTERED PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Standard Chartered Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 337,376
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | STANTEC INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stantec Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 172,970
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | STANTEC INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stantec Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,185,801
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | STORA ENSO AB R 1/10 VTG(FINL)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stora Enso Ab R 110 Vtg(Finl) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 145,582
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | STRAUMANN HOLDG AG REGD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Straumann Holdg Ag (Regd) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 307,954
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SUMITOMO ELECTRIC INDS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sumitomo Electric Inds Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 177,669
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SUMITOMO MITSUI FINL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sumitomo Mitsui Finl Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 376,530
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SUMITOMO MITSUI TRUST GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sumitomo Mitsui Trust Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 131,136
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SWEDISH ORPHAN BIOVITRUM AB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Swedish Orphan Biovitrum Ab [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 190,755
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | SYMRISE AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Symrise Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,765,597
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TAISEI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Taisei Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 359,889
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TAIWAN SEMIC MFG CO LTD SP ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Taiwan Semic Mfg Co Ltd Sp Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 25,780,204
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TAIWAN SEMIC MFG CO LTD SP ADR 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Taiwan Semic Mfg Co Ltd Sp Adr One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 43,772,923
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TAIWAN SEMICONDUCTOR MFG CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Taiwan Semiconductor Mfg Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,339,372
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TAIWAN SEMICONDUCTOR MFG CO LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Taiwan Semiconductor Mfg Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 38,647,563
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TAIWAN SEMICONDUCTOR MFG CO LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Taiwan Semiconductor Mfg Co Ltd Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 40,663,275
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TECHTRONIC INDUSTRIES CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Techtronic Industries Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 236,801
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TENCENT HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tencent Holdings Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,193,519
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TENCENT HOLDINGS LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tencent Holdings Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,787,179
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TENCENT HOLDINGS LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tencent Holdings Ltd Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 18,314,652
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TENCENT HOLDINGS LTD 3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tencent Holdings Ltd Three [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 20,164,981
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TENCENT MUSIC ENTERTAINMENT ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tencent Music Entertainment Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 199,264
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TENCENT MUSIC ENTERTAINMENT ADR 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tencent Music Entertainment Adr One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,989,655
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TERUMO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Terumo Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 440,552
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TESCO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tesco Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 217,849
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | THE SAGE GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		The Sage Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 352,958
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TIM SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tim Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TMX GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tmx Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 178,203
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TOKYO ELECTRON LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tokyo Electron Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,282,022
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TOKYO GAS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tokyo Gas Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 332,750
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TORAY INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Toray Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 293,680
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TOTVS SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Totvs Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 172,014
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TOYOTA MOTOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Toyota Motor Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 209,964
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TRANSURBAN GROUP STAPLED UNIT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Transurban Group Stapled Unit [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 312,248
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TRIP.COM GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		TripCom Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 167,281
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TRIP.COM GROUP LTD ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		TripCom Group Ltd Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,590,114
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TUPRAS TURKIY PETROL RAFINE AS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tupras Turkiy Petrol Rafine As [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 135,544
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TVS MOTOR CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tvs Motor Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,040,722
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | TVS MOTOR CO LTD PFD 6% 08/25/2026
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tvs Motor Co Ltd Pfd 6 08252026 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | UBS GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ubs Group Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,381,206
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | UBS GROUP AG 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ubs Group Ag One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,380,148
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | UBS GROUP AG 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ubs Group Ag Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,171,038
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | UCB SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ucb Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 669,321
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | UNICHARM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unicharm Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,134,748
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | UNICREDIT SPA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unicredit Spa 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 771,110
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | UNILEVER PLC ORD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unilever Plc Ord [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,356,527
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | UNITED UTILITIES GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		United Utilities Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 310,093
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | UNIVERSAL MUSIC GROUP NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Universal Music Group Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 390,381
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | UNIVERSAL MUSIC GROUP NV 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Universal Music Group Nv One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,079,921
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | UNIVERSAL MUSIC GROUP NV 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Universal Music Group Nv Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,299,374
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | UPM KYMMENE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Upm Kymmene Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 263,889
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | VAT GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vat Group Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 186,105
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | VEOLIA ENVIRONNEMENT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Veolia Environnement [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 362,926
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | VESTAS WIND SYSTEMS AS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vestas Wind Systems As [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 421,410
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | WARTSILA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wartsila [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 263,944
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | WHEATON PRECIOUS METALS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wheaton Precious Metals Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 374,436
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | WISE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wise Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,265,203
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | WISETECH GLOBAL LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wisetech Global Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 141,995
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | WISTRON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wistron Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 288,020
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | WIWYNN CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wiwynn Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 143,053
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | WOOLWORTHS GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Woolworths Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 319,806
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | WSP GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wsp Global Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 316,682
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | WUXI APPTEC CO LTD H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wuxi Apptec Co Ltd H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,457,159
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | WUXI BIOLOGICS CAYMAN INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wuxi Biologics (Cayman) Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 155,530
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | XERO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Xero Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 202,935
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | XIAOMI CORP B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Xiaomi Corp B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 484,768
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | XIAOMI CORP B One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Xiaomi Corp B One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,443,193
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | XPENG INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Xpeng Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 268,147
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | YANGZIJIANG SHIPBLDG HLDGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Yangzijiang Shipbldg Hldgs Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 141,593
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | YARA INTERNATIONAL ASA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Yara International Asa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 220,020
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | YOKOGAWA ELECTRIC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Yokogawa Electric [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 153,708
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ZABKA GROUP SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zabka Group Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 107,483
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ZABKA GROUP SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zabka Group Sa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,798,060
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ZHAOJIN MINING INDUST CO LTD H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zhaojin Mining Indust Co Ltd H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 225,138
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ZHEJIANG CHINA COM CITY GR LTD CWT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zhejiang China Com City Gr Ltd Cwt 07232027 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,410,335
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ZIJIN MINING GROUP CO LTD H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zijin Mining Group Co Ltd H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 219,934
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity | ZURICH INSURANCE GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zurich Insurance Group Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 225,647
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |ATLAS COPCO AB SER A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Atlas Copco Ab Ser A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,071,933
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |ATLAS COPCO AB SER A One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Atlas Copco Ab Ser A One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,296,082
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |AVOLTA AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Avolta Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 131,523
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BAJAJ FINANCE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bajaj Finance Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,402,518
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BANCO BTG PACTUAL SA US(1CS)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banco Btg Pactual Sa Us(1Cs) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 470,171
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BANCO BTG PACTUAL SA US(1CS) One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banco Btg Pactual Sa Us(1Cs) one [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,075,470
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BANCO SANTANDER SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banco Santander SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 323,016
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BANK CENTRAL ASIA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Central Asia [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,446,817
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BANK HAPOALIM LTD (REG)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Hapoalim Ltd Reg [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 482,634
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BANK LEUMI LE-ISRAEL BM
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Leumi LeIsrael Bm [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 416,696
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BANK OF MONTREAL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Of Montreal [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,608,004
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BARCLAYS PLC ORD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Barclays Plc Ord [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 503,115
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BARRICK MINING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Barrick Mining Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 463,405
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BEIJER REF AB SER B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Beijer Ref Ab Ser B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 189,029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BELIMO HOLDING AG (REG)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Belimo Holding Ag (Reg) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 157,758
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BEONE MEDICINES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Beone Medicines Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 221,167
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BHARAT ELECTRONICS LTD (DEMAT)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bharat Electronics Ltd Demat [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,712,929
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BHARTI AIRTEL LIMITED
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bharti Airtel Limited [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,109,484
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BILIBILI INC CL Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bilibili Inc Cl Z [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 173,004
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BIM BIRLESIK MAGAZALAR AS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bim Birlesik Magazalar As [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 190,479
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BIOMERIEUX
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Biomerieux [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 148,809
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BIZLINK HOLDING INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bizlink Holding Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 193,927
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BOMBARDIER INC CL B SUB VTG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bombardier Inc Cl B Sub Vtg [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 144,603
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BOUYGUES ORD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bouygues Ord [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 250,229
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bp Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 420,685
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BPER BANCA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bper Banca [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 341,026
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BRADESCO SA PREF (BANCO BRAESCO)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bradesco Sa Pref Banco Braesco [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,705,884
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BRAMBLES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brambles Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 224,748
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BRIDGESTONE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bridgestone Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 444,185
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BRITISH AMERICAN TOBACCO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		British American Tobacco Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 591,031
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BSE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		BSE LTD1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,712,854
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BUENAVENTURA SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Buenaventura Spon Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 192,918
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BUREAU VERITAS SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bureau Veritas SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,483,722
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |BYD COMPANY LTD H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Byd Company Ltd H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 270,759
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |CAE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cae Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 173,675
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |CALLEBAUT (BARRY) AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Callebaut Barry Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 235,776
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Growth Account | Equity |CAMECO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cameco Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,380,553
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,266,557,228
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Common collective trust | SSBK GOVT STIF FUND
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ssbk Govt Stif Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 108,400,937
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | AUSTRALIAN DOLLAR CURRENCY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Australian Dollar Currency [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,178,236
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | BRAZILIAN REAL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brazilian Real [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 233,871
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | BRITISH POUND STERLING CURRENCY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		British Pound Sterling Currency [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,773,648
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | CANADIAN DOLLAR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Canadian Dollar [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,653,143
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | CHINESE RENMINBI
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Chinese Renminbi [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 24,051
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | DANISH KRONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Danish Krone [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 203,200
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | EURO MONETARY UNIT.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Euro Monetary Unit [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,915,437
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | HONG KONG DOLLAR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hong Kong Dollar [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 428,633
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | ISRAELI SHEKEL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Israeli Shekel [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 386,778
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | JAPANESE YEN
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Japanese Yen [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,404,458
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | MALAYSIAN RINGGIT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Malaysian Ringgit [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,236
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | NORWEGIAN KRONA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Norwegian Krona [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 158,527
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | PHILIPPINE PESO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Philippine Peso [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 37,455
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | POLAND ZLOTY NEW
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Poland Zloty New [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | SINGAPORE DOLLAR CURRENCY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Singapore Dollar Currency [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 899,530
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | SOUTH KOREAN WON
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		South Korean Won [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 829,947
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | SWEDISH KRONA CURRENCY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Swedish Krona Currency [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 505,979
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | SWISS FRANC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Swiss Franc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 651,038
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Currency | TAIWAN DOLLAR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Taiwan Dollar [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,055,358
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | 3I GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Three i Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,066,910
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | 3I GROUP PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Three i Group Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,314,538
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ABB LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Abb Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,982,076
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ABN AMRO BANK NV GDR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Abn Amro Bank Nv Gdr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 866,513
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ABN AMRO BANK NV GDR 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Abn Amro Bank NvGdr One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,612,874
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ABN AMRO BANK NV GDR 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Abn Amro Bank NvGdr Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,823,073
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ABSA GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Absa Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,179,116
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ACCELLERON INDUSTRIES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Accelleron Industries Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,348,862
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ACCENTURE PLC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Accenture Plc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,525,953
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ACCOR SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Accor Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,529,122
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ADECCO GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Adecco Group Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 807,755
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AEGON LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aegon Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 479,460
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AEGON LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aegon Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,761,364
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AGEAS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ageas [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 533,964
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AGEAS 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ageas One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,609,202
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AGEAS 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ageas Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,457,937
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AIA GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aia Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,096,447
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AIA GROUP LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aia Group Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,116,188
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AIB GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aib Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 614,448
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AIB GROUP PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aib Group Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,699,963
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AIB GROUP PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aib Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,232,872
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ALFRESA HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alfresa Holdings Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 436,258
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ALIBABA GROUP HOLDING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alibaba Group Holding Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 375,940
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ALIBABA GROUP HOLDING LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alibaba Group Holding Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,963,226
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ALIBABA GROUP HOLDING LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alibaba Group Holding Ltd Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,515,461
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ALLIANZ SE (REGD)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Allianz Se (Regd) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,538,721
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ALLIANZ SE (REGD) 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Allianz Se (Regd) One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,471,674
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ALPS ALPINE CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alps Alpine Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 176,518
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ALROSA CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alrosa Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AMADA CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amada Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 458,034
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AMADA CO LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amada Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 827,630
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AMBEV SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ambev Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,381,121
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AMBEV SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ambev Sa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,221,928
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AMERICA MOVIL SAB DE CV SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		America Movil Sab De Cv Spon Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,642,066
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AMG CRITICAL MATERIALS N.V.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amg Critical Materials N.V. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 327,716
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AMOREPACIFIC NEW
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amorepacific New [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,380,621
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AMPOL LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ampol Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,521,426
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AMS-OSRAM AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		AmsOsram Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 133,235
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AMUNDI SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amundi SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 257,287
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AMUNDI SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amundi Sa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,689,219
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ANGLO AMERICAN PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Anglo American Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,026,923
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ANZ GROUP HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Anz Group Holdings Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,724,195
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ARCELORMITTAL SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Arcelormittal SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,993,715
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ARKEMA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Arkema [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 727,963
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ARKEMA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Arkema One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,904,788
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ARKEMA 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Arkema Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,786,458
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ASM INTERNATIONAL NV (NETH)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Asm International Nv Neth [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,399,070
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ASML HOLDING NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Asml Holding Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,101,237
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ASMPT LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Asmpt Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 841,325
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ASMPT LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Asmpt Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,144,192
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ASR NEDERLAND NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Asr Nederland Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 566,363
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ASTRA INTL TBK PT (DEMAT)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		AstraIntl Tbk Pt Demat [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,565,863
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ASTRAZENECA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Astrazeneca Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,199,224
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AUMOVIO SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aumovio Se [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 436,808
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AUTOLIV INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Autoliv Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,797,759
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AVIVA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aviva Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,254,014
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AXA SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Axa SA Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,742,915
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AXA SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Axa Sa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,440,986
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AXA SA Two
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Axa SA Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,649,686
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AXIS BK LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Axis Bk Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,502,446
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | AYALA LAND INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ayala Land Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,583,504
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | B SA BRASIL BOLSA BALCAO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		B3 Sa Brasil Bolsa Balcao [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,010,424
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BAE SYSTEMS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bae Systems Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,577,577
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BAIDU INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Baidu Inc ClA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,834,971
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BAIDU INC CL A 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Baidu Inc ClA One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,212,889
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANCA MONTE DEI PASCH SIEN SPA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banca Monte Dei Pasch Sien Spa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,007,754
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANCO BILBAO VIZ ARGENTARIA SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banco Bilbao Viz Argentaria SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,607,812
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANCO BPM SPA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banco Bpm Spa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 808,204
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANCO BPM SPA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banco Bpm Spa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 890,846
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANCO BRADES SA PFD SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banco Brades Sa Pfd Spon Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,325,382
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANCO COMERCIAL PORTUGUE REG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banco Comercial Portugue (Reg) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 388,086
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANCO DE SABADELL SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banco De Sabadell Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,031,520
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANCO DE SABADELL SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banco De Sabadell Sa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,882,605
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANCO DO BRASIL SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banco Do Brasil SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,249,348
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANCO SANTANDER SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banco Santander SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,621,091
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANK HAPOALIM LTD REG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Hapoalim Ltd Reg [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,177,692
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANK HAPOALIM LTD REG 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Hapoalim Ltd (Reg) One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,049,473
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANK LEUMI LE ISRAEL BM
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Leumi LeIsrael Bm [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 894,741
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANK LEUMI LE ISRAEL BM 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Leumi LeIsrael Bm One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,279,033
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANK MANDIRI PERSERO PT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Mandiri Persero Pt [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,325,456
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANK NEGARA INDO PT TBK DEMAT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Negara Indo Pt Tbk(Demat) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 991,605
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANK OF CHINA HONG KONG LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Of China Hong Kong Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,964,613
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANK OF IRELAND GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Of Ireland Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 936,562
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANK OF IRELAND GROUP PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Of Ireland Group Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,231,600
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANK OF IRELAND GROUP PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Of Ireland Group Plc Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,202,577
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANK OF MONTREAL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Of Montreal [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,760,209
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANK OF NOVA SCOTIA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Of Nova Scotia [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 597,401
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANK OF NOVA SCOTIA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Of Nova Scotia One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,834,706
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANK RAKYAT INDONESIA TBK PT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Rakyat Indonesia Tbk Pt [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,538,032
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BANKINTER SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bankinter Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 566,454
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BARCLAYS PLC ORD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Barclays Plc Ord [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,067,912
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BARCLAYS PLC ORD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Barclays Plc Ord One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,820,150
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BARCLAYS PLC ORD 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Barclays Plc Ord Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,547,749
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BARRICK MINING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Barrick Mining Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,522,335
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BASF SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Basf Se [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,903,623
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BASF SE 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Basf Se One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,701,392
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BAWAG GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bawag Group Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 449,800
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BAYER AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bayer Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,078,038
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BDO UNIBANK INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bdo Unibank Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,696,417
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BEAZLEY PLC UK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Beazley PlcUk [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,870,238
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BHP GROUP LIMITED
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bhp Group Limited [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,060,637
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BHP GROUP LIMITED 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bhp Group Limited One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,637,494
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BIDVEST GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bidvest Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,187,274
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BIPROGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Biprogy Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 238,487
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BIPROGY INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Biprogy Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,053,159
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BIZLINK HOLDING INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bizlink Holding Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 23,087,691
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BNP PARIBAS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bnp Paribas [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,764,496
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BNP PARIBAS 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bnp Paribas One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,970,051
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BNP PARIBAS 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bnp Paribas Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,562,083
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BNP PARIBAS 3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bnp Paribas Three [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,800,599
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BOARDWALK REIT UNIT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Boardwalk Reit Unit [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,714,706
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BOLIDEN AB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Boliden Ab [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,228,905
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bp Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,654,577
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BPER BANCA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bper Banca [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 744,025
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BPER BANCA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bper Banca One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,022,232
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BRADESCO SA PREF BANCO BRAESCO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bradesco Sa Pref Banco Braesco [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,714,346
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BRADESCO SA PREF BANCO BRAESCO 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bradesco Sa Pref (Banco Braesco) One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,440,120
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BRAMBLES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brambles Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 722,970
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BRIDGESTONE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bridgestone Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,293,792
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BRITISH AMERICAN TOBACCO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		British American Tobacco Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,979,828
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BRITISH LAND CO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		British Land Co Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 898,589
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BT GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bt Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,732,801
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BUDWEISER BREWING CO APAC LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Budweiser Brewing Co Apac Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,596,465
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BURBERRY GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Burberry Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 768,618
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | BURBERRY GROUP PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Burberry Group Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 998,875
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CAIXABANK SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Caixabank Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,705,238
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CAIXABANK SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Caixabank Sa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,738,822
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CANADIAN APT PPTY REIT TR UNIT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Canadian Apt Ppty Reit Tr Unit [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,562,674
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CANADIAN IMP BK OF COMMERCE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Canadian Imp Bk Of Commerce [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,627,938
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CAPGEMINI SA FF
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Capgemini SA FF40 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,108,593
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CARREFOUR SA SUPERMARCHE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Carrefour Sa (Supermarche) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,416,062
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CCL INDUSTRIES INC B NON VTG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ccl Industries Inc B Non Vtg [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,781,312
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CENTRICA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Centrica Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,311,938
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CHIBA BANK LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Chiba Bank Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 580,286
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CHIBA BANK LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Chiba Bank Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,664,863
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CHIBA BANK LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Chiba Bank Ltd Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,488,915
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CHINA HONGXING SPORTS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		China Hongxing Sports Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 28
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CHINA INTERNATIONAL CAPITAL CORP LTD H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		China International Capital Corp Ltd H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,221,687
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CHINA MENGNIU DAIRY CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		China Mengniu Dairy Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 747,770
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CHINA MENGNIU DAIRY CO LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		China Mengniu Dairy Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,920,905
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CHINA MERCHANTS BANK CO LTD H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		China Merchants Bank Co Ltd H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,654,015
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CHINA MERCHANTS BANK CO LTD H 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		China Merchants Bank Co Ltd H One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,421,824
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CHINA OVERSEAS LAND & INV LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		China Overseas Land And Inv Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,343,971
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CK ASSET HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ck Asset Holdings Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,043,286
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CK ASSET HOLDINGS LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ck Asset Holdings Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,684,919
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CK HUTCHISON HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ck Hutchison Holdings Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,147,746
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CNH INDUSTRIAL NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cnh Industrial Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,795,174
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | COCA COLA BOTTLERS JAPAN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Coca Cola Bottlers Japan Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 18,208
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | COCA COLA ICECEK SANAYI AS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		CocaCola Icecek Sanayi As [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 124,351
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | COMMERZBANK AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Commerzbank AG [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,034,272
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | COMMONWEALTH BK OF AUSTRALIA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Commonwealth Bk of Australia [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,529,229
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CONTINENTAL AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Continental Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 965,667
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CONTINENTAL AG 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Continental Ag One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,817,882
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | COSAN SA INDUSTRIA E COMERCIO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cosan Sa Industria E Comercio [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,376,066
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | COSMO ENERGY HOLDINGS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cosmo Energy Holdings Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 692,990
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | COWAY CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Coway Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 320,834
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CREDIT AGRICOLE SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Credit Agricole Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,066,032
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | CREDIT AGRICOLE SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Credit Agricole Sa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,334,216
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DAI ICHI LIFE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		DaiIchi Life Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 455,443
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DAI ICHI LIFE HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		DaiIchi Life Holdings Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 617,465
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DAI ICHI LIFE HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		DaiIchi Life Holdings Inc Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,975,555
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DAIICHI SANKYO CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Daiichi Sankyo Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 297,097
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DAIICHI SANKYO CO LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Daiichi Sankyo Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,678,736
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DAIKIN INDUSTRIES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Daikin Industries Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,896,323
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DAIMLER TRUCK HOLDING AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Daimler Truck Holding Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,692,147
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DAIMLER TRUCK HOLDING AG 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Daimler Truck Holding Ag One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,300,248
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DAIMLER TRUCK HOLDING AG 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Daimler Truck Holding Ag Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,078,867
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DAIWA SECURITIES GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Daiwa Securities Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,052,548
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DANONE SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Danone Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 755,241
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DANSKE BK AS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Danske Bk As [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,274,470
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DANSKE BK AS 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Danske Bk As One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,576,677
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DANSKE BK AS 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Danske Bk As Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,710,516
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DBS GROUP HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dbs Group Holdings Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,243,002
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DCC PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dcc Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,085,124
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DENTSU GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dentsu Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,081,191
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DERWENT LONDON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Derwent London Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,296,554
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DEUTSCHE BANK AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Deutsche Bank Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,180,760
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DIAGEO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Diageo Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,812,387
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DNB BANK ASA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dnb Bank Asa1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 705,258
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DOLLARAMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dollarama Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 816,794
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | DRAX GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Drax Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,879,367
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | EASYJET PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Easyjet Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,536,713
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | EDENRED
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Edenred [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 258,809
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | EDP S A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Edp S.A. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,667,641
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | EIFFAGE SA FORM FOUGEROLLE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eiffage Sa (Form Fougerolle) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 875,725
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | EISAI CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eisai Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 781,526
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ELBIT SYSTEMS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Elbit Systems Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 530,987
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ELECTRIC POWER DEVELOP CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Electric Power Develop Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,762,831
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ENEL ENTE NAZ ENERG ELET SPA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Enel (Ente Naz Energ Elet) Spa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 375,561
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ENEL ENTE NAZ ENERG ELET SPA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Enel (Ente Naz Energ Elet) Spa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,884,532
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ENEOS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eneos Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,523,680
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ENERFLEX LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Enerflex Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 487,441
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ENGIE SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Engie Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,962,826
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ENGIE SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Engie Sa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,030,957
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ENI SPA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eni Spa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,229,581
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ENN ENERGY HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Enn Energy Holdings Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,164,216
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | EQUINOR ASA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Equinor Asa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,890,189
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ERG SPA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Erg Spa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 938,617
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ERICSSON LM TELE CO CL B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ericsson (Lm) Tele Co Cl B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,638,535
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ERSTE GROUP BANK AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Erste Group Bank Ag1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,525,991
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ERSTE GROUP BANK AG 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Erste Group Bank Ag One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,641,795
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ERSTE GROUP BANK AG 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Erste Group Bank Ag Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,531,761
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | EVONIK INDUSTRIES AG 3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Evonik Industries Ag Three [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 970,804
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | EVONIK INDUSTRIES AG 4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Evonik Industries Ag Four [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,831,873
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | EXOR NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Exor Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 264,881
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | FAIRFAX FINL HLDGS LTD SUB VTG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fairfax Finl Hldgs Ltd Sub Vtg [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,686,687
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | FANUC CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fanuc Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,393,759
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | FID BANK TRST ST INV FUND
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fid Bank Trst St Inv Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | FIRST ABU DHABI BANK PJSC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Abu Dhabi Bank Pjsc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,749,970
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | FORVIA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Forvia [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 643,786
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | FRESENIUS MEDICAL CARE AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fresenius Medical Care Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,809,340
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | FRESENIUS SE & CO KGAA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fresenius Se Co Kgaa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,954,148
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | FRESNILLO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fresnillo Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,601,430
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | FUKUOKA FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fukuoka Financial Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,529,173
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | FUTURES CASH COLLATERAL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Futures Cash Collateral [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,832,234
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GALAXY ENT GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Galaxy Ent Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,334,107
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GALAXY ENT GROUP LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Galaxy Ent Group Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,517,159
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GALP ENERGIA SGPS SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Galp Energia Sgps Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,208,360
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GAZTRANSPORT ET TECHNIGA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gaztransport Et Techniga [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,354,507
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GENERALI
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Generali [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,386,064
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GENMAB AS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Genmab As [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,475,365
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GLENCORE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Glencore Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 528,281
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GLOBALWAFERS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Globalwafers Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,962,622
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GMO PAYMENT GATEWAY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gmo Payment Gateway Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,515,239
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GOEASY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Goeasy Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 526,097
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GOLD FIELDS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gold Fields Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,681,084
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GRANITE REAL ESTATE INVT TR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Granite Real Estate Invt Tr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,589,492
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GREAT WALL MOTOR CO LTD H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Great Wall Motor Co Ltd H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,826,433
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GREAT WEST LIFECO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Great West Lifeco Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 761,898
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GRUPO CIBEST SA SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Grupo Cibest Sa Spon Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,611,484
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GRUPO FINANCIERO BANORTE SAB
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Grupo Financiero Banorte Sab [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,796,976
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GSK PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gsk Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,402,524
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GSK PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gsk Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,409,095
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | GSK PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gsk Plc Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,948,855
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HAIER SMART HOME CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Haier Smart Home Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,828,545
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HAKUHODO DY HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hakuhodo Dy Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 350,382
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HANKOOK TIRE AND TECHNOLOGY CO L
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hankook Tire And Technology Co L [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 454,878
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HANNOVER RUECKVERSICHERUNGS SE(REGD)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hannover Rueckversicherungs Se(Regd) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 426,399
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HEADHUNTER GROUP INC ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Headhunter Group Inc Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HEINEKEN NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Heineken Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,472,465
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HELLOFRESH AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hellofresh Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 223,620
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HENKEL AG & CO KGAA PREF
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Henkel Ag Co Kgaa Pref [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,220,996
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HIKMA PHARMACEUTICALS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hikma Pharmaceuticals Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 690,563
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HINO MOTORS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hino Motors Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 200,787
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HIROGIN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hirogin Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 126,205
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HIWIN TECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hiwin Technologies Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,773,779
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HONDA MOTOR CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Honda Motor Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,331,154
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HONDA MOTOR CO LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Honda Motor Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,046,946
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HONG KONG EXCHS & CLEARING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hong Kong Exchs Clearing Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,691,950
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HORIBA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Horiba [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 649,037
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HSBC HOLDINGS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hsbc Holdings Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,576,513
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HSBC HOLDINGS PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hsbc Holdings Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,051,813
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HSBC HOLDINGS PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hsbc Holdings Plc Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,144,348
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HUGO BOSS AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hugo Boss Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 821,631
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HUSQVARNA AB B SHR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Husqvarna Ab B Shr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 715,071
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HYPERA SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hypera Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,792,172
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HYUNDAI MOBIS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hyundai Mobis [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,695,702
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | HYUNDAI MOTOR CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hyundai Motor Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,471,958
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | IA FINANCIAL CORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ia Financial Corp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 667,502
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | IA FINANCIAL CORP INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ia Financial Corp Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,526,454
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | IBERDROLA SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Iberdrola Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,149,656
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ICG PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Icg Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 462,953
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | IDEMITSU KOSAN CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Idemitsu Kosan Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,579,814
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | IGM FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Igm Financial Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 199,271
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | IGO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Igo Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,654,152
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | IIDA GROUP HOLDINGS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Iida Group Holdings Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,931,073
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | IMPERIAL BRANDS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Imperial Brands Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,138,687
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | INDUSTRIVARDEN AB SER C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Industrivarden Ab Ser C [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 522,531
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ING GROEP NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ing Groep Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,562,119
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ING GROEP NV 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ing Groep Nv One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,598,208
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ING GROEP NV 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ing Groep Nv Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,030,255
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ING GROEP NV 3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ing Groep Nv Three [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,156,627
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | INSURANCE AUSTRALIA GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Insurance Australia Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,170,114
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | INTACT FINL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Intact Finl Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 856,638
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | INTESA SANPAOLO SPA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Intesa Sanpaolo Spa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,852,732
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | INVESTEC PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Investec Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,911,049
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | INVESTOR AB SER B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Investor Ab Ser B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,627,040
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | IQIYI INC ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Iqiyi Inc Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,057,471
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ISRAEL DISCOUNT BANK LTD CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Israel Discount Bank Ltd Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 648,045
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ISUZU MOTORS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Isuzu Motors Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 186,731
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ISUZU MOTORS LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Isuzu Motors Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,339,223
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | JAPAN AIRLINES CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Japan Airlines Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 604,961
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | JAPAN POST HOLDINGS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Japan Post Holdings Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,235,978
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | JAPAN POST HOLDINGS CO LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Japan Post Holdings Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,248,574
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | JAPAN POST INSURANCE CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Japan Post Insurance Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 520,414
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | JAPAN POST INSURANCE CO LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Japan Post Insurance Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,746,845
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | JD COM INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jd.Com Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,905,702
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | JERONIMO MARTINS & FILHO SGPS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jeronimo Martins Filho Sgps [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,521,122
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | JGC HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jgc Holdings Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 663,064
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | JOHNSON MATTHEY PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Johnson Matthey Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 703,427
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | JULIUS BAER GRUPPE AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Julius Baer Gruppe Ag One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 822,993
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | JULIUS BAER GRUPPE AG 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Julius Baer Gruppe Ag One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,237,106
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | JYSKE BANK AS (REG)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jyske Bank As (Reg) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,938,329
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KAO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kao Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 127,906
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KASIKORNBANK PCL (FOR)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kasikornbank Pcl (For) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,389,535
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KASIKORNBANK PCL (FOR) 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kasikornbank Pcl (For) One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,064,131
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KASIKORNBANK PCL (FOR) 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kasikornbank Pcl (For) Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,003,051
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KB FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kb Financial Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,604,575
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KBC GROUPE SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kbc Groupe Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 507,275
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KBC GROUPE SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kbc Groupe Sa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,225,043
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KDDI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kddi Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,504,965
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KIMBERLY-CLARK DE MEXICO CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		KimberlyClark De Mexico Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,596,432
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KINAXIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kinaxis Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 756,606
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KINGFISHER PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kingfisher Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,148,430
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KINROSS GOLD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kinross Gold Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,068,652
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KIRIN HOLDINGS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kirin Holdings Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,001,136
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KOITO MANUFACTURING CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Koito manufacturing co ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,133,912
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KOMATSU LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Komatsu Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,030,675
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KONECRANES OYJ
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Konecranes oyj [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,263,522
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KONINKLIJKE AHOLD DELHAIZE NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Koninklijke Ahold Delhaize Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,190,110
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KONINKLIJKE BAM GROEP NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Koninklijke bam groep nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 156,749
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KONINKLIJKE HEIJMANS NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Koninklijke heijmans nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 199,562
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KONINKLIJKE PHILIPS NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Koninklijke Philips Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,227,811
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KONINKLIJKE PHILIPS NV 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Koninklijke Philips Nv One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,083,560
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KOREA ELECTRIC POWER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Korea Electric Power Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,776,993
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KT CORP SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kt corp spon adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,254,524
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KUBOTA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kubota corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,737,654
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KUBOTA CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kubota Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,837,839
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | KYUSHU ELEC POWER CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kyushu elec power co inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,724,731
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | LAND SECURITIES GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Land securities group plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 997,072
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | LARGAN PRECISION CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Largan Precision Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,491,934
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | LEG IMMOBILIEN SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Leg immobilien se [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,627,478
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | LI NING CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Li Ning Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,426,209
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | LLOYDS BANKING GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lloyds Banking Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,721,290
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | LOGITECH INTL SA REG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Logitech intl sa reg [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,619,271
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | LOJAS RENNER SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lojas Renner Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 714,048
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | LOJAS RENNER SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lojas Renner Sa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,722,088
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | LONDON STOCK EXCHANGE GRP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		London Stock Exchange Grp Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,976,690
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | LONGFOR GROUP HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Longfor group holdings ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,031,930
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | LOTTOMATICA GROUP SPA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lottomatica group spa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,526,004
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | LY CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ly Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 296,174
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | MINEBEA MITSUMI INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Minebea Mitsumi Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,622,510
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | MITSUBISHI UFJ FINL GRP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mitsubishi Ufj Finl Grp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,176,729
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | MITSUBISHI UFJ FINL GRP INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mitsubishi Ufj Finl Grp Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,402,796
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | MIZRAHI TEFAHOT BANK LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mizrahi Tefahot Bank Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 527,760
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | MIZUHO FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mizuho Financial Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,783,797
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | MIZUHO FINANCIAL GROUP INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mizuho Financial Group Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,237,934
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | MIZUHO FINANCIAL GROUP INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mizuho Financial Group Inc Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,689,032
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | MOWI ASA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mowi Asa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 281,224
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | MTN GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mtn Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,690,793
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | MTU AERO ENGINES AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mtu Aero Engines Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 357,004
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | NATWEST GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Natwest Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,530,746
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | NATWEST GROUP PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Natwest Group Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,252,702
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | NEMETSCHEK SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nemetschek Se [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 379,524
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | NESTLE SA (REG)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nestle Sa (Reg) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,460,284
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | NESTLE SA (REG) 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nestle Sa (Reg) One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,654,075
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | NOVARTIS AG (REG)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Novartis Ag (Reg) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,491,294
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | NOVARTIS AG (REG) 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Novartis Ag (Reg) One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,725,416
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | OLYMPUS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Olympus Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,728,198
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ONEX CORP SUB-VTG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Onex Corp Sub-Vtg [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,366,170
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ONO PHARMACEUTICAL CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ono Pharmaceutical Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 266,153
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | OR ROYALTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Or Royalties Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 205,262
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ORANGE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Orange [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,617,521
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ORIX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Orix Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,668,792
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | OSB GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Osb Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 464,891
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | OTSUKA HOLDINGS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Otsuka Holdings Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,185,320
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | OVERSEA-CHINESE BKG CORP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Oversea-Chinese Bkg Corp Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,601,036
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | PANDORA A/S
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pandora AS [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,714,432
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | PAREX RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Parex Resources Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,830,137
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | PERSOL HOLDINGS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Persol Holdings Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 755,534
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | PETRONET LNG LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Petronet Lng Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,700,138
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | PIGEON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pigeon Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 435,179
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | PING AN INSURANCE CO LTD H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ping An Insurance Co Ltd H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,155,634
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | POSTE ITALIANE SPA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Poste Italiane Spa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 595,792
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | POWER CORP OF CANADA SUB VTG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Power Corp Of Canada Sub Vtg [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,418,553
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | PROXIMUS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Proximus [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 285,962
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | PRUDENTIAL PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Prudential Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,665,839
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | PRUDENTIAL PLC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Prudential Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,108,182
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | PRUDENTIAL PLC TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Prudential Plc Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,100,554
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | PTT OIL & RETAIL BUSINESS PCL (FOR)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ptt Oil Retail Business Pcl (For) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,206,885
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | PUBLIC BANK BHD (LOC) (MLAY)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Public Bank Bhd (Loc) (Mlay) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,743,120
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | PUBLICIS GROUPE SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Publicis Groupe SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,552,568
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | QBE INSURANCE GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Qbe Insurance Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,225,617
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RAIFFEISEN BANK INTERNTNL AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Raiffeisen Bank Interntnl Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 288,650
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RAIZEN SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Raizen Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 129,769
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RANDSTAD NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Randstad Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 937,374
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RANDSTAD NV ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Randstad Nv One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,661,181
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RECKITT BENCKISER GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Reckitt Benckiser Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 629,433
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RECKITT BENCKISER GROUP PLC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Reckitt Benckiser Group Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,210,701
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RECKITT BENCKISER GROUP PLC THREE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Reckitt Benckiser Group Plc Three [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,823,952
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RECKITT BENCKISER GROUP PLC TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Reckitt Benckiser Group Plc Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,235,483
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | REGIS RESOURCES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Regis Resources Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,985,478
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RENAULT SA ORD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Renault Sa Ord [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 894,326
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RENESAS ELECTRONICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Renesas Electronics Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,427,720
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | REPSOL SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Repsol Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,858,763
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RESONA HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Resona Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 208,738
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RESONA HOLDINGS INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Resona Holdings Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 885,468
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RESONA HOLDINGS INC THREE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Resona Holdings Inc Three [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,487,388
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RESONA HOLDINGS INC TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Resona Holdings Inc Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,895,607
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | REXEL SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rexel Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,950,258
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RINGKJOBING LANDBOBANK (REG)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ringkjobing Landbobank (Reg) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 930,207
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RINNAI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rinnai Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 667,669
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RINNAI CORP ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rinnai Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,324,719
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ROCHE HOLDINGS AG (GENUSSCHEINE)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Roche Holdings Ag (Genusscheine) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,007,760
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ROHM CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rohm Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,356,604
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ROHM CO LTD ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rohm Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,573,798
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ROLLS-ROYCE HOLDINGS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		RollsRoyce Holdings Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 605,021
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ROTORK PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rotork Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,177,799
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ROYAL BANK OF CANADA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Royal Bank Of Canada [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,315,684
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ROYAL BANK OF CANADA ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Royal Bank Of Canada One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,051,980
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ROYAL UNIBREW AS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Royal Unibrew As [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 390,494
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RTL GROUP SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rtl Group Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 324,614
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | RWE AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rwe Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 593,595
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | S-OIL CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		S Oil Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,760,903
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SAINSBURY (J) PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sainsbury (J) Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 655,023
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SAINSBURY (J) PLC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sainsbury (J)Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,238,726
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SAMSUNG ELECTRO-MECHANICS CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Samsung Electro-Mechanics Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 21,798,048
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SAMSUNG ELECTRONICS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Samsung Electronics Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,501,264
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SAMSUNG ELECTRONICS CO LTD ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Samsung Electronics Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 19,004,237
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SANKI ENGINEERING CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sanki Engineering Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 172,229
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SANOFI
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sanofi [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,158,144
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SANOFI ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sanofi One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,181,771
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SANOFI TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sanofi Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,354,108
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SANTEN PHARMACEUTICAL CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Santen Pharmaceutical Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,455,345
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SBI HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sbi Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,036,373
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SCHRODERS PLC (NEW) ORD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Schroders Plc New Ord [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 228,921
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SCOR SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Scor Se [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 802,500
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SCOUT24 SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Scout24 Se [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,794,712
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SEGA SAMMY HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sega Sammy Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 352,103
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SEIKO EPSON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Seiko Epson Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 701,342
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SHANDONG WEIGAO GP MED H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shandong Weigao Gp Med H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,741,416
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SHANDONG WEIGAO GP MED H ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shandong Weigao Gp Med H One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,185,190
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SHANGHAI PHARMA HLDG CO LTD H
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shanghai Pharma Hldg Co Ltd H [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,672,234
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SHELL PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shell Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,379,466
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SHELL PLC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shell Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,265,361
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SHELL PLC THREE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shell Plc Three [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,238,829
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SHELL PLC TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shell Plc Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,160,264
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SHENG SIONG GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sheng Siong Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 271,716
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SHIN-ETSU CHEMICAL CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shin Etsu Chemical Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,763,560
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SHINHAN FINANCIAL GROUP CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shinhan Financial Group Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,384,373
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SHINHAN FINANCIAL GROUP CO LTD ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shinhan Financial Group Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,394,052
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SHIONOGI & CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shionogi Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,066,344
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SIAM CEMENT CO LTD (FOR)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Siam Cement Co Ltd (For) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,851,713
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SIBANYE STILLWATER LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sibanye Stillwater Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,421,699
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SIEMENS AG (REGD)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Siemens Ag (regd) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,816,510
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SINGAPORE EXCHANGE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Singapore Exchange Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 588,467
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SINGAPORE TECH ENGINEERING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Singapore Tech Engineering Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,968,422
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SK HYNIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sk Hynix Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 34,545,374
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SK TELECOM LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sk Telecom Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,519,403
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SKANDINAVISKA ENSKI BK SER A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Skandinaviska Enski Bk Ser A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,127,878
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SKF AB SER B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Skf Ab Ser B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,772,142
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SOCIETE GENERALE SA CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Societe Generale Sa Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,972,557
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SOCIETE GENERALE SA CL A ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Societe Generale Sa Cl A One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,811,989
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SOCIETE GENERALE SA CL A THREE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Societe Generale Sa Cl A Three [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,520,428
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SOCIETE GENERALE SA CL A TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Societe Generale Sa Cl A Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,206,871
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SOFTBANK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Softbank Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,770,482
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SOLARIA ENERGIA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Solaria Energia [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 963,471
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SOMPO HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sompo Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,529,535
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SOMPO HOLDINGS INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sompo Holdings Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,943,248
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SONY FINANCIAL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sony Financial Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 536,554
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SONY GROUP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sony Group Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,690,525
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SOUTH32
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		South32 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,652,360
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SRISAWAD CORP PC (FOR)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Srisawad Corp Pc For [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,780,700
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ST GOBAIN CIE DE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		St Gobain Cie De [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,568,904
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | STANDARD CHARTERED PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Standard Chartered Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | STANDARD CHARTERED PLC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Standard Chartered Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,078,557
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | STANDARD CHARTERED PLC THREE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Standard Chartered Plc Three [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,705,629
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | STANDARD CHARTERED PLC TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Standard Chartered Plc Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,167,360
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | STANLEY ELECTRIC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stanley Electric [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 525,249
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | STANTEC INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stantec Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,415,995
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | STELLA JONES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stella Jones Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 260,498
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | STOREBRAND ASA CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Storebrand Asa Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,198,533
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SUBARU CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Subaru Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,198,567
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SUMITOMO HEAVY INDUSTRIES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sumitomo Heavy Industries Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 497,170
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SUMITOMO MITSUI FINL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sumitomo Mitsui Finl Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,439,401
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SUMITOMO MITSUI FINL GROUP INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sumitomo Mitsui Finl Group Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,687,203
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SUMITOMO MITSUI FINL GROUP INC TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sumitomo Mitsui Finl Group Inc Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,913,340
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SUMITOMO MITSUI TRUST GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sumitomo Mitsui Trust Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 140,285
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SUMITOMO MITSUI TRUST GROUP INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sumitomo Mitsui Trust Group Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,100,930
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SUMITOMO MITSUI TRUST GROUP INC TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sumitomo Mitsui Trust Group Inc Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,194,846
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SUMITOMO MITSUI TRUST GROUP INC Three
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sumitomo Mitsui Trust Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,704,044
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SUMITOMO RUBBER INDUSTRIES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sumitomo Rubber Industries Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 560,849
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SUN LIFE FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sun Life Financial Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,424,203
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SUNCORP GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Suncorp Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 967,834
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SUNDRUG CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sundrug Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 728,479
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SUNNY OPTICAL TEC(GROUP)CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sunny Optical Tec Group Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,481,417
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SUNTORY BEVERAGE & FOOD LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Suntory Beverage And Food Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,055,135
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SVENSKA HANDELSBANKEN SER A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Svenska Handelsbanken Ser A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 809,880
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SVENSKA HANDELSBANKEN SER A ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Svenska Handelsbanken Ser A One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,410,992
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SWATCH GROUP AG (BR)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Swatch Group Ag Br [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,296,976
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SWEDBANK AB A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Swedbank Ab A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,231,700
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | SWISS RE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Swiss Re Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,223,173
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | T&D HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		TD Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,483,466
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TAG IMMOBILIEN AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tag Immobilien Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,251,310
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TAIHEIYO CEMENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Taiheiyo Cement Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 347,051
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TAIWAN SEMIC MFG CO LTD SP ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Taiwan Semic Mfg Co Ltd Sp Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,425,153
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TAKEDA PHARMACEUTICAL CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Takeda Pharmaceutical Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,011,819
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TAKEDA PHARMACEUTICAL CO LTD ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Takeda Pharmaceutical Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,376,845
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TAKEDA PHARMACEUTICAL CO LTD TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Takeda Pharmaceutical Co Ltd Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,586,830
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TALANX AKTIENGESELLSCHAFT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Talanx Aktiengesellschaft [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 173,324
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TALANX AKTIENGESELLSCHAFT ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Talanx Aktiengesellschaft One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 422,210
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TATE & LYLE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tate Lyle Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 533,205
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TCS GROUP HOLDING PLC GDR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tcs Group Holding Plc Gdr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TDK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tdk Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,730,878
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TECHTRONIC INDUSTRIES CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Techtronic Industries Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,212,067
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TELE2 AB B SHS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tele2 Ab B Shs [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 661,242
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TELEFONICA BRASIL SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Telefonica Brasil Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,314,619
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TELEPERFORMANCE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Teleperformance [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,283,861
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TELKOM INDONESIA PERSERO TBK PT (DEMAT) DEMATERIAL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Telkom Indonesia Persero Tbk Pt (Demat) Dematerial [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,285,793
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TESCO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tesco Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 955,727
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TESCO PLC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tesco Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,097,167
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | THAI BEVERAGE PUBLIC CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Thai Beverage Public Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,653,066
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | THK CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Thk Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 459,945
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TIM SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tim Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TOKIO MARINE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tokio Marine Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,074,870
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TOKYO GAS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tokyo Gas Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,905,391
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TORAY INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Toray Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,971,106
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TORONTO-DOMINION BANK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Toronto Dominion Bank [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,249,610
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TOTALENERGIES SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Totalenergies Se [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,256,473
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TOTALENERGIES SE 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Totalenergies Se One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,542,877
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TOTALENERGIES SE 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Totalenergies Se Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,796,445
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TOYOTA MOTOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Toyota Motor Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 863,424
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TRAVIS PERKINS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Travis Perkins Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,667,933
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | TSURUHA HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tsuruha Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 873,836
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | UBS GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ubs Group Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,335,885
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | UBS GROUP AG 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ubs Group Ag One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,797,767
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | UBS GROUP AG 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ubs Group Ag Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,460,366
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ULTRAPAR PARTICIPACOES SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ultrapar Participacoes Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 685,128
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | UNICAJA BANCO SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unicaja Banco Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 815,301
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | UNICHARM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unicharm Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 360,537
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | UNICREDIT SPA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unicredit Spa 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,693,574
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | UNICREDIT SPA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unicredit Spa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,279,133
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | UNICREDIT SPA 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unicredit Spa Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,612,823
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | UNILEVER PLC ORD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unilever Plc Ord [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,444,249
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | UNIPOL ASSICURAZIONI S P A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unipol Assicurazioni Spa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 444,412
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | UNITE GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unite Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 578,575
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | UNITED OVERSEAS BANK LOC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		United Overseas Bank Loc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,062,032
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | UPL LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Upl Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,566,096
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | USS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Uss Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | VALE S A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vale S.A. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 518,713
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | VALEO SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Valeo Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 734,169
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | VALEO SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Valeo Sa One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,328,116
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | VEON LTD SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Veon Ltd Spon Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 306,904
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | VISCOFAN SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Viscofan Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 130,532
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | VODAFONE GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vodafone Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,200,409
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | VOLKSWAG PFD PERP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Volkswag Pfd Perp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,049,171
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | VONOVIA SE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vonovia Se [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,453,795
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | WACKER CHEMIE AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wacker Chemie Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 399,351
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | WACKER CHEMIE AG 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wacker Chemie Ag One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,820,726
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | WAL MART DE MEXICO SAB DE CV V
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wal Mart De Mexico Sab De Cv V [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,895,360
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | WESDOME GOLD MINES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wesdome Gold Mines Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 659,395
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | WESTON GEORGE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Weston George Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,676,418
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | WESTPAC BANKING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Westpac Banking Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 557,337
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | WH GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wh Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 825,495
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | WHEATON PRECIOUS METALS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wheaton Precious Metals Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,687,352
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | WPP PLC NEW UK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wpp New Uk [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 834,588
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | WPP PLC NEW UK 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wpp New Uk One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,637,059
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | WSP GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wsp Global Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,498,689
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | XINYI GLASS HOLDING CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Xinyi Glass Holding Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,919,560
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | YAMATO HOLDINGS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Yamato Holdings Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 855,029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | YOKOHAMA FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Yokohama Financial Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 636,676
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | YUE YUEN INDUSTRIAL HLDGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Yue Yuen Industrial Hldgs Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 464,012
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ZEALAND PHARMA A/S
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zealand Pharma A S [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 431,495
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ZTO EXPRESS CAYMAN INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zto Express Cayman Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,878,621
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ZURICH INSURANCE GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zurich Insurance Group Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 922,340
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | ZURICH INSURANCE GROUP AG 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zurich Insurance Group Ag One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,035,067
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity | iShares Core MSCI EAFE ETF
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		iShares Core MSCI EAFE ETF [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 383,336
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |MITSUBISHI HC CAPITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mitsubishi Hc Capital Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 610,974
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |MONDI PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mondi Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 916,528
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |MORINAGA MILK IND CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Morinaga Milk Ind Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 320,953
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |MS&AD INSURANCE GRP HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ms And Ad Insurance Grp Hldgs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,034,551
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |MS&AD INSURANCE GRP HLDGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ms And Ad Insurance Grp Hldgs Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,681,145
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |MUNICH REINSURANCE (REG)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Munich Reinsurance (Reg) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,025,698
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |MUNICH REINSURANCE (REG) 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Munich Reinsurance (Reg) One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,433,211
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |MURATA MFG CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Murata Mfg Co Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 124,336
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |MURATA MFG CO LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Murata Mfg Co Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,251,770
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NATIONAL AUSTRALIA BANK LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		National Australia Bank Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,213,754
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NATIONAL BANK OF CANADA DTC ELIGIBLE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		National Bank Of Canada Dtc Eligible [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,395,921
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NATIONAL BANK OF CANADA DTC ELIGIBLE 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		National Bank Of Canada Dtc Eligible One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,688,813
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NATURA COSMETICOS SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Natura Cosmeticos Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 636,489
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NATURGY ENERGY GROUP SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Naturgy Energy Group Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 180,939
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NCC AB SER B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ncc Ab Ser B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 170,726
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NEXANS SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nexans Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,473,966
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NEXI SPA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nexi Spa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 128,160
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NEXT PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Next Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 657,016
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NICHIREI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nichirei Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 412,178
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NIKON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nikon Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 441,678
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NIPPON YUSEN KABUSHIKI KAISHA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nippon Yusen Kabushiki Kaisha [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 372,810
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NISSAN MOTOR CO LTD ORD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nissan Motor Co Ltd Ord [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 687,830
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NN GROUP NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nn Group Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 923,770
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NN GROUP NV 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nn Group Nv One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,203,234
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NOKIA CORP SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nokia Corp Spon Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,197,661
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NOKIA OYJ
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nokia Oyj [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,033,600
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NOKIA OYJ 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nokia Oyj One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,643,924
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NOMURA HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nomura Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,098,009
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NOMURA HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nomura Holdings Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,262,462
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NORDEA BANK ABP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nordea Bank Abp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,776,172
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NORDIC SEMICONDUCTOR ASA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nordic Semiconductor Asa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,281,465
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NORSK HYDRO AS ORD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Norsk Hydro As Ord [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 179,852
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |NUTRIEN LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nutrien Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,278,221
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity |OLD MUTUAL LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Old Mutual Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,048,371
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MAGNA INTL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Magna Intl Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,819,468
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MAGNA INTL INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Magna Intl Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,209,421
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MAGNUM ICE CREAM CO BV/THE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Magnum ice cream co bvthe [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,495,220
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MANULIFE FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Manulife Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,091,860
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MANULIFE FINANCIAL CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Manulife Financial Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,743,765
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MAPFRE SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mapfre sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 228,195
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MARUI GROUP CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Marui group co ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,584,144
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MEDIA TEK INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Media Tek Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,392,447
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MEDIA TEK INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Media Tek Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,829,593
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MEDIOBANCA SPA 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mediobanca Spa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 836,204
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MEDTRONIC PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Medtronic Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,774,551
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MEIJI HOLDINGS CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Meiji holdings co ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,805,532
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MERCEDES-BENZ GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mercedes-Benz Group Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 731,568
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MERCEDES-BENZ GROUP AG 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mercedes-Benz Group Ag Group Ag One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,088,152
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MERCEDES-BENZ GROUP AG 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mercedes-Benz Group Ag Group Ag Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,416,313
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MGM CHINA HOLDINGS LIMITED
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mgm china holdings limited [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 778,241
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MICHELIN CL B (REG)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Michelin Cl B (Reg) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,041,086
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MISUMI GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Misumi Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,817,153
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MITSUBISHI ESTATE CO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mitsubishi estate co ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,805,730
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MITSUBISHI ESTATE CO LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mitsubishi estate co ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,815,816
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | International Value Account | Equity| MITSUBISHI GAS CHEMICAL CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mitsubishi gas chemical co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 744,861
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | PIMCO Total Return Account | Mutual fund | HIGH YIELD PORTFOLIO INSTL CL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		High Yield Portfolio Instl Cl [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 20,775,452
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | PIMCO Total Return Account | Mutual fund | PIMCO ASSET BACK SECS PORT-UNL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pimco Asset Back Secs Port Unl [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 432,337,627
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | PIMCO Total Return Account | Mutual fund | PIMCO EMMERG MKTS FD INST CL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pimco Emmerg Mkts Fd Inst Cl [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 86,905,148
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | PIMCO Total Return Account | Mutual fund | PIMCO INTL PORT FUND(UNLISTED)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pimco Intl Port Fund Unlisted [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 111,858,924
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | PIMCO Total Return Account | Mutual fund | PIMCO INV GRD CORP PORT(UNLST)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pimco Asset Back Secs Port Unl [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 435,489,061
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | PIMCO Total Return Account | Mutual fund | PIMCO MTG PORT INSTL CL (UNLST)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pimco Mtg Port Instl Cl Unlst [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 237,119,749
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | PIMCO Total Return Account | Mutual fund | PIMCO MUNI SECTR PORT INSTL CL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pimco Muni Sectr Port Instl Cl [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 20,233,859
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | PIMCO Total Return Account | Mutual fund | PIMCO REAL RETURN BOND FUND INST CL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pimco Real Return Bond Fund Inst Cl [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 92,476,144
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | PIMCO Total Return Account | Mutual fund | PIMCO SHORT TM FLT NAV PORT II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pimco Short Tm Flt Nav Port Ii [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 115,084,390
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | PIMCO Total Return Account | Mutual fund | PIMCO US GOVT SECTOR PORT INST
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pimco Us Govt Sector Port Inst [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 238,964,921
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | PIMCO Total Return Account | PIMCO Total Return Account Total
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,791,245,275
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Common/collective trust | SSBK GOVT STIF FUND
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ssbk Govt Stif Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 43,750,944
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Common/collective trust | VANGUARD RUSSELL 2000 GROWTH INDEX
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Russell 2000 Growth Index [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 719,475,886
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Currency | BRITISH POUND STERLING CURRENCY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		British Pound Sterling Currency [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Defined Benefit Plan Currency [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 35
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Currency | CANADIAN DOLLAR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Canadian Dollar [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 59,002
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Currency | DANISH KRONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Danish Krone [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 266
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Currency | EURO MONETARY UNIT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Euro Monetary Unit [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 181
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Currency | SWISS FRANC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Swiss France [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ABIVAX SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Abivax Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,025,372
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ACI WORLDWIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aci Worldwide Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,768,509
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ACV AUCTIONS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Acv Auctions Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,787,435
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ADAPTIVE BIOTECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Adaptive Biotechnologies Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,402,870
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ADMA BIOLOGICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Adma Biologics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,537,696
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ADMA BIOLOGICS INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Adma Biologics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,115,773
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ADTALEM GLOBAL EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Adtalem Global Education Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,348,279
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ADVANCED ENERGY INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Advanced Energy Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 19,079,260
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | AEROVIRONMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aerovironment Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,495,741
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | AGCO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Agco Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 461,512
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | AGILYSYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Agilysys Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,958,792
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | AGREE REALTY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Agree Realty Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,655,754
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | AKAMAI TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Akamai Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,492,419
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ALASKA AIR GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alaska Air Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 26,449,651
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ALKAMI TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Akamai Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,545,690
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ALLEGIANT TRAVEL CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Allegiant Travel Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,394,452
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | AMENTUM HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amentum Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 27,927,464
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | API GROUP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Api Group Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,545,996
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | API GROUP CORP One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Api Group Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,558,180
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | APOGEE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Apogee Therapeutics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,073,671
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | APPLIED DIGITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Applied Digital Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,116,908
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | APPLIED DIGITAL CORP One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Applied Digital Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,870,631
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | APPLIED INDUSTRIAL TECH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Applied Industrial Tech Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,018,239
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | APPLIED INDUSTRIAL TECH INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Applied Industrial Tech Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,412,712
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ARCHROCK INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Archrock Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,625,630
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ARCUS BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Arcus Biosciences Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,039,848
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ARES MANAGEMENT CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ares Management Corp Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,661,091
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ARGENX SE SPONSORED ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Argenx Se Sponsored Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 35,548,638
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ARITZIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aritzia Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,235,707
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ARTHUR J GALLAGHAR AND CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Arthur J Gallaghar And Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,594,334
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ASCENDIS PHARMA AS SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ascendis Pharma As Spon Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 34,417,789
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ASCENDIS PHARMA AS SPON ADR One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ascendis Pharma As Spon Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,759,708
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ASCENDIS PHARMA AS SPON ADR Two
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ascendis Pharma As Spon Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,782,628
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ASHLAND INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ashland Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,111,280
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ASTERA LABS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Astera Labs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,352,926
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ASTERA LABS INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		ASTERA LABS INC One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 27,006,051
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ATI INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ati Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,481,487
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ATMUS FILTRATION TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Atmus Filtration Technologies INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,359,160
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | AUTOZONE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Autozone Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,560,146
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | AVANTOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Avantor INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,248,624
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | AVIDITY BIOSCIENCES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Avidity Biosciences [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,572,877
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | AVIENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Avient Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,628,526
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | AXOS FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Axos Financial INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,514,240
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | AXSOME THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Axsome Therapeutics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,794,664
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | AXSOME THERAPEUTICS INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		AXSOME THERAPEUTICS INC One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,227,840
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BABCOCK INTL GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bab cock Intl Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 22,829,701
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BAKER HUGHES CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Baker Hughes Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 18,342,465
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BALDWIN INSURANCE GROUP INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Baldwin Insurance Group Inc the [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,885,178
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BANCORP INC DEL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bancorp Inc Del [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,404,128
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BETTER HOME & FINANCE HOLDING
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Better Home And Finance Holding [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,466,880
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BICYCLE THERAPEUTICS LTD ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bicycle Therapeutics Ltd Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,335,996
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BILL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bill Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,114,407
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BIO RAD LABS CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bio Rad Labs ClA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,635,880
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BIONTECH SE ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Biontech Se Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BIRKENSTOCK HOLDING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Birkenstock Holding Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,020,066
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BJS WHSL CLUB HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bjs Whsl Club Hldgs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 156,922
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BLOOM ENERGY CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bloom Energy Corp Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,170,008
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BLOOM ENERGY CORP CL A One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		BLOOM ENERGY CORP CL A One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,599,050
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BLOOM ENERGY CORP CL A Two
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		BLOOM ENERGY CORP CL A Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,159,424
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BLUEPRINT MEDICINES CORP CVR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		BLUEPRINT MEDICINES CORP CVR [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BOOT BARN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Boot Barn Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,252,897
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BRAZE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Braze Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,564,238
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BRIDGEBIO PHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bridgebio Pharma Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,328,443
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BRIDGEBIO PHARMA INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		BRIDGEBIO PHARMA INC One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,844,263
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BUILDERS FIRSTSOURCE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Builders Firstsource [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 91,161
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BURLINGTON STORES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Burlington Stores Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,640,952
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BWX TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bwx Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,944,177
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | BWX TECHNOLOGIES INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		BWX TECHNOLOGIES INC One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 452,495
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CACI INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Caci International Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 79,922
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CALIX NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Calix Networks Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,437,863
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CAMTEK LIMITED
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Camtek Limited [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,049,960
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CARLYLE GROUP INC (THE)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Carlyle Group Inc (The) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 92,625
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CARPENTER TECHNOLOGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Carpenter Technology Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,754,467
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CARPENTER TECHNOLOGY CORP One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Carpenter Technology Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 21,692,476
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CASELLA WASTE SYS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Casella Waste Sys Inc Cl A
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,146,453
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CASELLA WASTE SYS INC CL A ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Casella Waste Sys Inc Cl A One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,751,004
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CAVCO INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cavco industries inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,725,920
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CBRE GROUP INC - CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cbre Group IncCl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,010,417
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CCC INTELLIGENT SOLUTIONS HOLD CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ccc Intelligent Solutions Hold Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,566,246
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CECO ENVIRONMENTAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ceco Environmental Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,794,995
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CENCORA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cencora Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,978,668
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CENTRUS ENERGY CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Centrus Energy Corp Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,350,259
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CES ENERGY SOLUTIONS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ces Energy Solutions Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,504,707
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CG ONCOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cg Oncology Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,494,720
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CIRCLE INTERNET GROUP INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Circle Internet Group Inc A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 23,331,646
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CLOUDFLARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cloudflare Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,549,914
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | COEUR MINING INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Coeur Mining Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,819,186
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | COGNEX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cognex Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,767,797
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | COHERENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Coherent Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,509,230
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | COHERENT CORP ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Coherent Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,439,095
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | COLLIERS INTERNATIONAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Colliers International Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,831,519
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | COMFORT SYSTEMS USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Comfort Systems Usa Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,417,464
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | COMFORT SYSTEMS USA INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Comfort Systems Usa Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 22,977,600
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | COMFORT SYSTEMS USA INC TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Comfort Systems Usa Inc Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,425,783
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | COMMVAULT SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Commvault Systems Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,616,128
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | COMMVAULT SYSTEMS INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Commvault Systems Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,428,088
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CONSTRUCTION PARTNERS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Construction Partners Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,864,515
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CRANE CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Crane Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,586,282
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CREDO TECHNOLOGY GROUP HOLDING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Credo Technology Group Holding Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,520,372
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CREDO TECHNOLOGY GROUP HOLDING LTD ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Credo Technology Group Holding Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,518,501
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CREDO TECHNOLOGY GROUP HOLDING LTD TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Credo Technology Group Holding Ltd Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,161,334
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | CUSHMAN & WAKEFIELD LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cushman Wakefield Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,505,822
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | DARLING INGREDIENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Darling Ingredients Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,154,436
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | DAVE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dave Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,158,853
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | DESCARTES SYS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Descartes Sys Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,658,104
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | DESCARTES SYS GROUP INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Descartes Sys Group Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,409,974
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | DIGITALOCEAN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Digitalocean Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,995,558
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | DIGITALOCEAN HOLDINGS INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Digitalocean Holdings Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,345,236
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | DOLBY LABORATORIES INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		DOLBY LABORATORIES INC CL A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,168,713
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | DORMAN PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dorman Products Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,217,410
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | DOXIMITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Doximity Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,748,272
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | DUTCH BROS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dutch Bros Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,337,714
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | DYCOM INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dycom Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,502,116
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | DYNATRACE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dynatrace Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,843,099
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | DYNE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dyne Therapeutics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,802,205
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | EAGLE MATERIALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eagle Materials Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,234,916
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | EAGLE MATERIALS INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eagle Materials Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | EAST WEST BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		East West Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,597,022
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | EDWARDS LIFESCIENCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Edwards Lifesciences Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,459,871
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ENCOMPASS HEALTH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Encompass Health Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,950,558
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ENERGY FUELS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Energy Fuels Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,532,868
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ENOVA INTL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Enova Intl Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,632,019
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ENOVIX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Enovix Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,806,930
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ENSIGN GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ensign Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 17,350,320
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ENTEGRIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Entegris Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 23,393,613
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ERO COPPER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ero Copper Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,412,687
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ESSENTIAL PROPERTIES REALTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Essential Properties Realty Trust Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,107,148
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ESTABLISHMENT LABS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Establishment Labs Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,135,384
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FABRINET
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fabrinet [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,441,482
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FABRINET ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fabrinet One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,610,666
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FAIR ISAAC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fair Isaac Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,889,280
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FEDERAL SIGNAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Federal Signal Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,889,411
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FID BANK TRST ST INV FUND
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fid Bank Trst St Inv Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FID BANK TRST ST INV FUND ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fid Bank Trst St Inv Fund One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FID BANK TRST ST INV FUND TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fid Bank Trst St Inv Fund Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FIRSTCASH HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Firstcash Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,838,727
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FLEX LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Flex Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,323,569
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FLOWSERVE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Flowserve Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,297,822
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FLUOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fluor Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,316,555
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FLYWIRE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Flywire Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,748,457
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FNB CORP PA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		FNB CORP PA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,662,375
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FORMFACTOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Formfactor Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,118,102
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FORMFACTOR INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Formfactor Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,919,557
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FTAI AVIATION LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		FTAI Aviation Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,305,690
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FTAI AVIATION LTD ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ftai Aviation Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 22,165,704
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FTAI AVIATION LTD THREE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ftai Aviation Ltd Three [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,297,218
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FTAI AVIATION LTD TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ftai Aviation Ltd Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,677,150
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | FTAI INFRASTRUCTURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		FTAI Infrastructure Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,692,853
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | GARRETT MOTION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Garrett Motion Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,143,847
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | GENEDX HOLDINGS CORP-A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Genedx Holdings Corp-A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,596,966
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | GENEDX HOLDINGS CORP-A ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Genedx Holdings CorpA One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,279,427
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | GENIUS SPORTS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Genius Sports Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,283,288
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | GENIUS SPORTS LTD ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Genius Sports Ltd One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,966,053
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | GERRESHEIMER AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gerresheimer Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | GRANITE CONSTRUCTION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Granite Construction Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 19,625,649
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | GUARDANT HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Guardant Health Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,655,139
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | GUARDANT HEALTH INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Guardant Health Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,183,654
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | GUIDEWIRE SOFTWARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Guidewire Software Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,799,012
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | HALOZYME THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Halozyme Therapeutics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,817,880
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | HAMILTON LANE INC - A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hamilton Lane Inc—A[Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,568,348
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | HEALTHEQUITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Healthequity Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,612,410
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | HEXCEL CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hexcel Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,100,371
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | HIMS & HERS HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hims & Hers Health Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,834,707
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | HOULIHAN LOKEY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Houlihan Lokey [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,915,343
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | HURON CONSULTING GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Huron Consulting Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 20,731,909
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | IES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ies Holdings INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,795,086
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | IMAX CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Imax Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,471,548
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | INDEPENDENCE REALTY TR INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Independence Realty TR Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,413,835
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | INDIE SEMICONDUCTOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Indie Semiconductor INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,170,977
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | INGERSOLL RAND INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ingersoll Rand Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,871,537
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | INSMED INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Insmed Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 27,922,630
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | INSMED INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Insmed Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,806,424
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | INSTALLED BUILDING PRODUCTS INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Installed Building Products Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,202,951
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | INSULET CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Insulet Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,769,569
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | INSULET CORP ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Insulet Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,766,224
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | INTERDIGITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Interdigital Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,917,379
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | INTERNATIONAL SEAWAYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		International Seaways INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,084,123
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | INTUITIVE MACHINES INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Intuitive Machines Inc A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,227,807
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | IONQ INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ionq Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,151,597
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | IONQ INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ionq Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,008,694
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | IONQ INC TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ionq Inc Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,765,186
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | IRHYTHM TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Irhythm Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,452,562
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | IRHYTHM TECHNOLOGIES INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Irhythm Technologies Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,690,752
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | IRHYTHM TECHNOLOGIES INC TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Irhythm Technologies Inc Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,260,334
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ITRON INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Itron Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,441,596
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ITT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Itt INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,511,248
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | Innodata Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Innodata Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 926,220
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | JAZZ PHARMA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jazz Pharma Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,417,500
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | JBT MAREL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jbt Marel Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,468,853
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | JBT MAREL CORP ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jbt Marel Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,806,373
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | KARMAN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Karman Holdings INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,615,344
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | KINSALE CAPITAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kinsale Capital Group INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,904,645
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | KNIGHT-SWIFT TRANSPORTATION HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Knight Swift Transportation Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,152,695
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | KRATOS DEFENSE & SEC SOLTN INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kratos Defense Sec Soltn Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,889,860
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | KRATOS DEFENSE & SEC SOLTN INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kratos Defense Sec Soltn Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,943,259
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | KYMERA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kymera Therapeutics INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,111,091
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | KYMERA THERAPEUTICS INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kymera Therapeutics Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,143,241
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | KYNDRYL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kyndryl Holdings INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 261,297
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | L3HARRIS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		L3harris Technologies INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,605,719
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | LATTICE SEMICONDUCTOR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lattice Semiconductor Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,024,690
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | LATTICE SEMICONDUCTOR CORP ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lattice Semiconductor Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,064,960
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | LATTICE SEMICONDUCTOR CORP TWO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lattice Semiconductor Corp Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,820,274
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | LCI INDUSTRIES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lci Industries [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,248,899
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | LEGENCE CORP A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Legence Corp A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,101,953
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | LEGENCE CORP A ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Legence Corp A One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,080,011
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | LEGEND BIOTECH CORP SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Legend Biotech Corp Spon Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,738,370
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | LIBERTY MEDIA CORP LIBERTY FORMULA ONE CL C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Liberty Media Corp Liberty Formula One Cl C [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,203,344
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | LIFE TIME GROUP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Life Time Group Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,851,408
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | LITHIA MOTORS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lithia Motors Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,526,885
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | LIVE NATION ENTERTAINMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Live Nation Entertainment Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,374,675
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | M/I HOMES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		M/I Homes Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,096,589
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Macom Technology Solutions Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,581,024
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MADRIGAL PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Madrigal Pharmaceuticals INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,119,444
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MAGNITE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Magnite Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,316,135
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MASIMO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Masimo Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,418,300
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MATTEL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mattel Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,950,296
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MEDLINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Medline INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,853,142
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MEDPACE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Medpace Holdings INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,906,454
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MELROSE INDUSTRIES PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Melrose Industries Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,854,607
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MERCURY SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mercury Systems Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,781,681
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MERIT MEDICAL SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Merit Medical Systems INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,051,200
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MIRION TECHNOLOGIES INC-A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mirion Technologies IncA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,994,596
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		MKS INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,879,532
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MKS INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mks Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,353,112
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MODINE MANUFACTURING CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Modine Manufacturing Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,402,001
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MODINE MANUFACTURING CO ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Modine Manufacturing Co One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 893,983
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MONGODB INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mongodb Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,835,015
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MONGODB INC CL A ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mongodb Inc Cl A One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 17,266,047
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MONOLITHIC POWER SYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Monolithic Power Sys Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,702,869
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MONOLITHIC POWER SYS INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		MONOLITHIC POWER SYS INC One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,810,622
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | MP MATERIALS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mp Materials Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,115,987
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | NATERA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Natera INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 17,015,660
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | NEPTUNE INSURANCE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Neptune Insurance Holdings INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,185,798
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | NEXTPOWER INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nextpower INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,151,731
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | NIQ GLOBAL INTELLIGENCE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Niq Global Intelligence Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,913,288
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | NMI HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nmi Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 97,814
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | NOVA MEASURING INSTRUMENTS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nova Measuring Instruments Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 22,133,486
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | NUVALENT INC-A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nuvalent IncA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,308,231
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | NUVALENT INC-A One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		NUVALENT INCA One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,122,782
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ODDITY TECH LTD A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Oddity Tech Ltd A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,155,255
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | OLLIES BARGAIN OUTLET HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ollies Bargain Outlet Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,982,157
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ONTO INNOVATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Onto Innovation Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,175,397
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | OPTION CARE HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Option Care Health Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,536,779
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PAGAYA TECHNOLGOIES LTD A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pagaya Technolgoies Ltd A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,642,752
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PALOMAR HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Palomar Hldgs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,891,626
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PARSONS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Parsons Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,080,920
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PARSONS CORP One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		PARSONS CORP One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,381,710
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PARSONS CORP Two
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		PARSONS CORP Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,393,980
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PATRICK INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Patrick Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,908,058
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PATTERN GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pattern Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 973,630
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PEGASYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pegasystems Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,099,272
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PENUMBRA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Penumbra Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,240,699
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PERELLA WEINBERG PARTNERS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Perella Weinberg Partners [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,601,800
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PERMIAN RESOURCES CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Permian Resources Corp Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,744,549
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PIPER SANDLER COS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Piper Sandler Cos [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,275,336
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PLANET FITNESS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Planet Fitness Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,644,360
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PLANET FITNESS INC CL A One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		PLANET FITNESS INC CL A One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,927,081
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | POPULAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Popular Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,482,198
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PRIMERICA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Primerica Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,448,959
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PRIMORIS SVCS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Primoris Svcs Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,651,421
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PROCEPT BIOROBOTICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Procept Biorobotics Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,342,506
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PROCEPT BIOROBOTICS CORP One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		PROCEPT BIOROBOTICS CORP One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,249,673
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PROCORE TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Procore Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,103,293
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PROCORE TECHNOLOGIES INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		PROCORE TECHNOLOGIES INC One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,907,215
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PURE STORAGE INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pure Storage Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,103,988
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | PURE STORAGE INC CL A One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		PURE STORAGE INC CL A One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,677,269
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | RADNET INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Radnet Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,427,535
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | RADNET INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Radnet Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,687,041
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | RAMBUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rambus Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,112,286
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | RAMBUS INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rambus Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,434,626
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | RBC BEARINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rbc Bearings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,682,044
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | RBC BEARINGS INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rbc Bearings Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 19,551,548
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | REDDIT INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Reddit Inc A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,874,066
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | REGAL REXNORD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Regal Rexnord Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,803,498
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | REGAL REXNORD CORP One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Regal Rexnord Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,320,453
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | RENASANT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Renasant Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,987,228
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | REVOLUTION MEDICINES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Revolution Medicines Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,513,783
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | REVOLUTION MEDICINES INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Revolution Medicines Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,104,780
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | RHYTHM PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rhythm Pharmaceuticals Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,044,880
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | RHYTHM PHARMACEUTICALS INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rhythm Pharmaceuticals Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,849,982
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | RIGETTI COMPUTING INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rigetti Computing Inc A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,528,572
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ROBLOX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Roblox Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,587,785
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ROCKET LAB CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rocket Lab Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,117,952
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ROKU INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Roku Inc Class A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,904,881
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | RUSH STREET INTERACTIVE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rush Street Interactive Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,184,286
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | RXO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rxo Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,798,788
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | RYERSON HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ryerson Holding Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,880,493
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SAIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Saia Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,552,017
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SAIA INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Saia Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,191,668
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SANMINA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sanmina Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,301,838
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SEACOAST BANKING CORP FLORIDA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Seacoast Banking Corp Florida [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,800,545
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SELECTIVE INSURANCE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Selective Insurance Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,166,144
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SEMTECH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Semtech Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,505,554
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SERVICETITAN INC-A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Servicetitan IncA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,151,369
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SHOALS TECHNOLOGIES GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shoals Technologies Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 223,703
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SILA REALTY TRUST INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sila Realty Trust Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,184,449
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SILICON MOTION TECH CORP ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Silicon Motion Tech Corp Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,478,813
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SITEONE LANDSCAPE SUPPLY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Siteone Landscape Supply Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,796,990
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SITIME CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sitime Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,805,499
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SKYWARD SPECIALTY INSURANCE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Skyward Specialty Insurance Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,245,642
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SOLENO THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Soleno Therapeutics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 372,669
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SOMNIGROUP INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Somnigroup International Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,663,745
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SPX TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Spx Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,358,006
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SPX TECHNOLOGIES INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Spx Technologies Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,802,541
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | STAG INDUSTRIAL INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stag Industrial Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,356,959
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | STEPSTONE GROUP INC CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stepstone Group Inc Class A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,163,371
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | STEPSTONE GROUP INC CLASS A One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stepstone Group Inc Class A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,604,942
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | STERLING INFRASTRUCTURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sterling Infrastructure Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,666,945
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | STRIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stride Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,186,245
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SUN COUNTRY AIRLINES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sun Country Airlines Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,779,913
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SWEETGREEN INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sweetgreen Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,169,744
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | SYMBOTIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Symbotic Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 205,216
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TALEN ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Talen Energy Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,400,622
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TARSUS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tarsus Pharmaceuticals Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,694,916
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TECHNIPFMC PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Technipfmc Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,686,968
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TELEDYNE TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Teledyne Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,139,485
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TERADYNE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Teradyne Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 88,844
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TETRA TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tetra Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,321,922
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TEXAS ROADHOUSE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Texas Roadhouse Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,512,212
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TEXAS ROADHOUSE INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Texas Roadhouse Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,158,600
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TIDEWATER INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tidewater Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,785,873
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TIMKEN CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Timken Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,789,078
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TOPBUILD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Topbuild Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,304,992
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TOPBUILD CORP ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Topbuild Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,987,937
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TRANSMEDICS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Transmedics Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,951,531
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TREVI THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Trevi Therapeutics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,237,770
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TRIUMPH FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Triumph Financial INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,411,638
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TWIST BIOSCIENCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Twist Bioscience Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,692,236
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | TYLER TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tyler Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,612,495
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | UFP TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ufp Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,448,149
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ULTRA CLEAN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ultra Clean Holdings INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,911,686
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ULTRAGENYX PHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ultragenyx Pharma Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,290,246
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | UNITED THERAPEUTICS CORP DEL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		United Therapeutics Corp Del [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,649,660
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | UNITY SOFTWARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unity Software Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,244,975
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | US FOODS HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Us Foods Holding Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,324,358
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | VAXCYTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vaxcyte Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,928,529
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | VERA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vera Therapeutics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,739,234
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | VERACYTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Veracyte Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,536,837
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | VERICEL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vericel Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,914,940
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | VERTEX INC - CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vertex IncClass A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,887,644
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | VERTICAL AEROSPACE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vertical Aerospace Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,021,967
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | VIKING HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Viking Holdings Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,602,840
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | VITA COCO CO INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vita Coco Co IncThe [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,068,146
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | VOYAGER TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Voyager Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,314,799
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | VSE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vse Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,203,760
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | WATERS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Waters Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,526,711
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | WAYSTAR HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Waystar Holding Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,044,155
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | WAYSTAR HOLDING CORP ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Waystar Holding Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,810,802
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | WEAVE COMMUNICATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Weave Communications Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,610,359
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | WESCO INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wesco International Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,042,207
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | WEST PHARMACEUTICAL SVCS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		West Pharmaceutical Svcs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 22,937,046
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | WINGSTOP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wingstop Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,860,119
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | WINGSTOP INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wingstop Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,747,166
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | WINTRUST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wintrust Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,692,072
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | WOODWARD INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Woodward Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,837,563
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | XENON PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Xenon Pharmaceuticals Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,724,028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | XENON PHARMACEUTICALS INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Xenon Pharmaceuticals Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,032,587
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | XYLEM INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Xylem Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,742,801
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ZETA GLOBAL HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zeta Global Holdings Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,823,991
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | Equity | ZSCALER INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zscaler Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,286,704
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Growth Account | SMID Cap Growth Account Total
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		3,562,487,039
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,149,634,886
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Common Collective Trusts | SPARTAN SMALL - MID CAP V
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Spartan Small Mid Cap V [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 230,575,812
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Common Collective Trusts | SSBK GOVT STIF FUND
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ssbk Govt Stif Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,640,403
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | 1 800 FLOWERS.COM INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		1 800 Flowers.Com Inc Cl A
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 62,758
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | 8X8 INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eight x Eight Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 29,607
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | 908 DEVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nine Hundred Eight Devices Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 35,795
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AAR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aar Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 950,926
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ABERCROMBIE & FITCH CO CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Abercrombie Fitch Co Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 175,211
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ABM INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Abm Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 780,054
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ACACIA RESEARCHemdashACACIA TECH
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Acacia ResearchAcacia Tech [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 98,201
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ACADEMY SPORTS & OUTDOORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Academy Sports And Outdoors Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,098,471
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ACADIA HEALTHCARE CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Acadia Healthcare Co Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 88,489
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ACCO BRANDS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Acco Brands Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 124,948
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ACI WORLDWIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aci Worldwide Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 131,573
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ACME UNITED CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Acme United Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 31,039
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ACNB CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Acnb Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 117,007
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ADAPTHEALTH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Adapthealth Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 348,182
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ADDUS HOMECARE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Addus Homecare Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 560,791
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ADDUS HOMECARE CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Addus Homecare Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,484,468
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ADIENT PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Adient Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 433,510
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ADT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Adt Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,339,886
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ADT INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Adt Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,801,737
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ADTALEM GLOBAL EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Adtalem Global Education Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 736,293
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ADTALEM GLOBAL EDUCATION INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Adtalem Global Education Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,020,468
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ADVANCE AUTO PARTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Advance Auto Parts Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 27,589
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ADVANCED ENERGY INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Advanced Energy Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,663,717
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ADVANSIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Advansix Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 166,115
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ADVANTAGE SOLUTIONS INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Advantage Solutions Inc A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 36,110
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AEBI SCHMIDT HOLDING AG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aebi Schmidt Holding Ag [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 126,614
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AERSALE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aersale Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 94,392
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AFFILIATED MANAGERS GRP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Affiliated Managers Grp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 558,687
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AFFILIATED MANAGERS GRP INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Affiliated Managers Grp Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,473,746
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AGCO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Agco Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,662,548
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AIR LEASE CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Air Lease Corp Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,089,852
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AKAMAI TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Akamai Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,349,904
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALAMO GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alamo Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 666,780
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALASKA AIR GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alaska Air Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,679,819
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALBANY INTERNATIONAL CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Albany International Corp Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,038
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALBERTSONS COS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Albertsons Cos Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,895,808
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALCOA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alcoa Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,836,814
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALERUS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alerus Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 150,726
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALICO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alico Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 50,568
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALIGHT INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alight Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 294,450
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALIGN TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Align Technology Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 454,865
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALKERMES PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alkermes Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 395,833
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALLEGIANT TRAVEL CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Allegiant Travel Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 467,535
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALLEGRO MICROSYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Allegro Microsystems Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,041,878
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALLIENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Allient Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 266,063
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALLOGENE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Allogene Therapeutics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 28,997
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALLY FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ally Financial Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,822,657
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALPHA & OMEGA SEMICNDTR LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alpha And Omega Semicndtr Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 181,539
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALPHA METALLURGICAL RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alpha Metallurgical Resources Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 838,896
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ALPHA PRO TECH LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alpha Pro Tech Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,992
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMALGAMATED FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amalgamated Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 290,288
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMC NETWORKS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amc Networks Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 41,241
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMDOCS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amdocs Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,417,942
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMENTUM HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amentum Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 472,613
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMERANT BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amerant Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 47,721
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMERESCO INC-CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ameresco Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 166,074
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMERICAN AXLE & MFG HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Axle And Mfg Hldgs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 269,041
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMERICAN COASTAL INSURANCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Coastal Insurance Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 79,897
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMERICAN EAGLE OUTFITTERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Eagle Outfitters Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,714,261
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMERICAN FINL GROUP INC OHIO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Finl Group Inc Ohio [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 745,043
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMERICAN HOMES 4 RENT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Homes 4 Rent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,337,843
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMERICAN OUTDOOR BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Outdoor Brands Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 39,972
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMERICAN PUBLIC EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Public Education Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 254,356
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMERICAN VANGUARD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Vanguard Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 42,669
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMERICAN WELL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Well Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,339
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMERICAN WOODMARK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Woodmark [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 345,984
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMERICAS CAR MART INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Americas Car Mart Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 20,713
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMERIS BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ameris Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,576,752
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMES NATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ames National Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 76,503
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMKOR TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amkor Technology Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,857,523
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMNEAL PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amneal Pharmaceuticals Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 39,161
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMPCO-PITTSBURG CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ampco Pittsburg Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 26,266
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMPHASTAR PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amphastar Pharmaceuticals Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 348,756
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMPLIFY ENERGY CORP NEW
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amplify Energy Corp New [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 61,617
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMREP CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amrep Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 17,371
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AMTECH SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amtech Systems Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 24,134
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ANDERSONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Andersons Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 652,130
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ANGI INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Angi Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 185,584
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ANIKA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Anika Therapeutics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 63,983
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ANTERO RES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Antero Res Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,613,417
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ANYWHERE REAL ESTATE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Anywhere Real Estate Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 489,596
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | APA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Apa Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,498,613
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | APOGEE ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Apogee Enterprises Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 279,155
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | APTARGROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aptargroup Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,096,542
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | APTIV PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aptiv Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 28,077
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ARAMARK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aramark [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 848,185
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ARCBEST CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Arcbest Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 608,432
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ARCHROCK INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Archrock Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 805,215
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ARCOSA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Arcosa Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 896,278
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ARCOSA INC1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Arcosa Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,698,706
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ARDMORE SHIPPING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ardmore Shipping Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 166,729
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ARKO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Arko Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 104,770
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ARQ INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Arq Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 30,355
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ARRAY DIGITAL INFRASTRUCTURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Array Digital Infrastructure INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 832,987
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ARROW ELECTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Arrow Electronics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,852,346
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ARROW FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Arrow Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 163,280
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ASBURY AUTOMOTIVE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Asbury Automotive Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,284,263
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ASCENT INDUSTRIES CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ascent Industries Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 25,596
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ASGN INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Asgn Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 487,288
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ASHLAND INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ashland Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 889,907
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ASPEN AEROGELS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aspen Aerogels Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 27,680
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ASSOCIATED BANC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Associated Banc Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 873,547
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ASSURANT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Assurant INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 893,313
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ASSURED GUARANTY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Assured Guaranty Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,189,879
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ASTEC INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Astec Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 402,963
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ASTRANA HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Astrana Health INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 100,059
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ASTRIA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Astria Therapeutics INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 77,126
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ASURE SOFTWARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Asure Software INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 87,050
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ATEA PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Atea Pharmaceuticals INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,178
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ATKORE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Atkore INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 350,785
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ATLANTIC UN BANKSHARES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Atlantic Un Bankshares Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,250,432
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ATLANTICUS HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Atlanticus Holdings Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 271,750
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ATLAS ENERGY SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Atlas Energy Solutions INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 143,646
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ATMOS ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Atmos Energy Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,991,693
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ATMUS FILTRATION TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Atmus Filtration Technologies INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,445,999
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ATN INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Atn International INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 125,674
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AUTOLIV INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Autoliv Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 273,129
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AUTONATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Autonation Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,700,363
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AVANOS MEDICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Avanos Medical INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 153,683
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AVANTOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Avantor INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,023,917
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AVANTOR INC1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Avantor INC One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,464,611
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AVERY DENNISON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Avery Dennison Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,148,525
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AVIAT NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aviat Networks INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 71,195
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AVIENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Avient Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 807,523
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AVNET INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Avnet INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,449,179
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AXALTA COATING SYSTEMS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Axalta Coating Systems Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,152,686
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AXALTA COATING SYSTEMS LTD One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Axalta Coating Systems Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,975,713
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AXCELIS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Axcelis Technologies INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 236,200
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AXIS CAPITAL HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Axis Capital Holdings Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,014,256
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AXOS FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Axos Financial INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,322,814
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AZENTA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Azenta INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 119,403
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | AZZ INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Azz INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 711,997
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BALL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ball Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,002,996
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BANC OF CALIFORNIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banc Of California INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 593,303
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BANCFIRST CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banc First Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 36,471
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BANDWIDTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Band width INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 132,777
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BANK FIRST CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank First Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 59,448
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BANK HAWAII CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Hawaii Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 185,898
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BANK MARIN BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Marin Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 136,500
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BANK OF NT BUTTERFIELD&SON LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Of Nt Butterfield And Son Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 424,865
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BANK OZK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Ozk [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,677,521
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BANK7 CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank 7 Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 37,046
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BANKFINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 34,860
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BANKUNITED INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank united Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,009,466
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BANKWELL FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bankwell Financial Group INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 100,300
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BANNER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banner Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 676,289
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BAR HARBOR BANKSHARES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bar Harbor Bankshares [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 189,157
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BARNES & NOBLE EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Barnes And Noble Education Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,206
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BASSETT FURNITURE INDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bassett Furniture Inds Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 76,945
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BAYCOM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Baycom Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 127,714
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BCB BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bcb Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 58,556
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BEACON FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Beacon Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 745,454
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BEAZER HOMES USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Beazer Homes Usa Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 156,424
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BELLRING BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bellring Brands Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 104,942
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BENCHMARK ELECTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Benchmark Electronics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 569,178
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BIGLARI HLDGS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Biglari Hldgs Inc ClA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 27,841
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BIGLARI HLDGS INC CL B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Biglari Hldgs Inc ClB [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 201,785
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BIO RAD LABS CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bio Rad Labs ClA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,671,899
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BIO RAD LABS CL A 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bio Rad Labs ClA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,041,451
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BIOMARIN PHARMACEUTICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Biomarin Pharmaceutical Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 324,963
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BIONTECH SE ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Biontech Se Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 17,326
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BIRKENSTOCK HOLDING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Birkenstock Holding Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 868,348
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BJ'S RESTAURANTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bjs Restaurants Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 327,847
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BLACK DIAMOND THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Black Diamond Therapeutics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 31,218
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BLUE FOUNDRY BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Blue Foundry Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 37,862
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BLUE RIDGE BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Blue Ridge Bankshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 25,624
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BLUELINX HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bluelinx Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 219,121
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BOISE CASCADE CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Boise Cascade Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 932,144
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BOK FINANCIAL COMMON NEW
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bok Financial Common New [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,995,814
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BOK FINANCIAL COMMON NEW ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bok Financial Common New One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,351,983
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BORGWARNER INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Borgwarner Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,518,313
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BORGWARNER INC ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bok Financial Common New One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,230,503
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BOSTON BEER COMPANY CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Boston Beer Company Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 330,160
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BOSTON OMAHA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Boston Omaha Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 126,582
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BOWMAN CONSULTING GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bowman Consulting Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 95,692
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BOYD GAMING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Boyd Gaming Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,323,700
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BRADY CORPORATION CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brady Corporation Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 583,857
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BREAD FINANCIAL HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bread Financial Holdings [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,189,884
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BRIDGEWATER BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bridgewater Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 152,739
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BRIGHTHOUSE FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brighthouse Financial Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,266,774
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BRIGHTSPRING HEALTH SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brightspring Health Services Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 209,083
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BRIGHTVIEW HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brightview Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 333,512
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BRISTOW GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bristow Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 327,310
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BROADWIND INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Broadwind Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 18,579
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BROWN FORMAN CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brown Forman Corp Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,628
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BROWN FORMAN CORP NON VTG CL B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brown Forman Corp Non Vtg Cl B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 70,831
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BRUNSWICK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brunswick Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,183,608
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BRUNSWICK CORP ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brunswick Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,908,413
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BUILDERS FIRSTSOURCE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Builders Firstsource [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,167,275
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BUMBLE INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bumble Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 109,185
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BUNGE GLOBAL SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bunge Global Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 209,783
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BURKE & HERBERT FINANCIAL SERVICES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Burke And Herbert Financial Services Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 98,699
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BUSINESS FIRST BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Business First Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 204,101
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BUZZFEED INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Buzzfeed Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,683
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BWX TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bwx Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,762,779
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | BYLINE BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Byline Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 384,255
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | C & F FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		C And F Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 77,163
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | C T S CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		C T S Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 360,622
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CABLE ONE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cable One Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 153,589
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CABOT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cabot Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 336,769
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CACI INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Caci International Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 893,522
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CACTUS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cactus Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 313,776
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CADELER A S SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cadeler A S Spon Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,989
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CADENCE BANK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cadence Bank [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,287,956
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CADENCE BANK | One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cadence Bank One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,155,794
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CAESARS ENTERTAINMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Caesars Entertainment Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 792,289
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CAL-MAINE FOODS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		CalMaine Foods Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,012,130
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CALAVO GROWERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Calavo Growers Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 114,514
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CALEDONIA MINING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Caledonia Mining Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 69,246
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CALERES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Caleres Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 129,452
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CALIFORNIA BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		California Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 48,318
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CALIFORNIA RES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		California Res Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,194,651
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CAMDEN NATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Camden National Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 231,215
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CAPITAL BANCORP INC/MD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Capital Bancorp IncMd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 96,482
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CAPITAL CITY BANK GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Capital City Bank Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 277,173
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CAPITOL FED FINL (2ND STEP CV)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Capitol Fed Finl (2Nd Step Cv) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 282,710
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CARDLYTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cardlytics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,698
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CAREDX INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Caredx Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 92,410
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CARIBOU BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Caribou Biosciences Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 26,702
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CARLISLE COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Carlisle Cos Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,334,221
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CARLYLE GROUP INC (THE)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Carlyle Group Inc (The) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,726,682
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CARMAX INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Carmax Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 690,999
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CARRIAGE SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Carriage Services Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 113,364
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CARS.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cars.Com Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 242,963
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CARTER BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Carter Bankshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 146,467
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CARTERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Carters Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 344,893
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CASELLA WASTE SYS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Casella Waste Sys Inc Cl A
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,405,439
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CASTLE BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Castle Biosciences Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 333,568
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CATALYST PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Catalyst Pharmaceuticals Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 49,551
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CATHAY GENERAL BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cathay General Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,069,032
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CATO CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cato Corp Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 25,684
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CELANESE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Celanese corp. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 27,397
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CENTERSPACE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Centerspace. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,691,485
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CENTRAL GARDEN & PET CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Central Garden And Pet Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 138,792
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CENTRAL GARDEN & PET CO CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Central Garden And Pet Co CLA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 465,435
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CENTRAL PACIFIC FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Central pacific financial corp. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 256,509
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CENTURY COMMUNITIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Century communities inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 643,948
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CERENCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cerence inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 43,284
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CERTARA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Certara inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 370,029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CF BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cf Bankshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,180
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CF INDUSTRIES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cf Industries Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,249,749
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CHAMPION HOMES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Champion Homes Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 528,463
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CHARLES RIVER LABS INTL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Charles river labs intl inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,765,996
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CHARLES RIVER LABS INTL INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Charles river labs intl inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,106,887
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CHART INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Chart industries inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 790,686
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CHEGG INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Chegg inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 21,373
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CHEMUNG FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Chemung financial corp. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 79,850
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CHOICEONE FINANCIAL SERVIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Choiceone Financial Servic Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,937
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CHORD ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Chord energy corp. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,818
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CIPHER MINING INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cipher Mining Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 32,989
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | COMMUNITY WEST BANCSHARES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Community West Bancshares [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 107,933
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | COMSTOCK RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Comstock Resources Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,304,315
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | COMTECH TELECOMMUNICATIONS NEW
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Comtech Telecommunications New [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 57,719
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CONAGRA BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Conagra Brands Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,052,949
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CONCENTRA BIOSCIENCES LLC CVR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		CONCENTRA BIOSCIENCES LLC CVR [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CONCENTRIX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Concentrix Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 684,199
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CONCRETE PUMPING HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Concrete Pumping Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 100,583
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CONDUENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Conduent Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 99,999
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CONMED CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Conmed Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 174,580
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CONMED CORP One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Conmed Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,782,746
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CONNECTONE BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Connectone Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 404,496
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CONSUMER PORTFOLIO SVCS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Consumer Portfolio Svcs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 84,922
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | COOPER COMPANIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cooper Companies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 877,792
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | COOPER STANDARD HOLDING INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cooper Standard Holding Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 103,874
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | COPA HOLDINGS SA CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Copa Holdings Sa Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 830,520
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CORE & MAIN INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Copa Holdings Sa Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,469,517
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CORE LABORATORIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Core Laboratories Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 149,335
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CORE LABORATORIES INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Core Laboratories Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,045,284
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CORE MOLDING TECH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Core Molding Tech Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 22,376
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CORE NATURAL RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Core Natural Resources Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 569,119
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CORSAIR GAMING INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Corsair Gaming Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 45,043
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | COSTAMARE BULKERS HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Costamare Bulkers Holdings Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 90,981
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | COSTAMARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Costamare Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 636,069
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | COTY INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Coty Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 45,846
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | COVENANT LOGISTICS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Covenant Logistics Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 153,883
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CRACKER BARREL OLD CTRY ST INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cracker Barrel Old Ctry St Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 122,580
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CRANE NXT CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Crane Nxt Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 399,201
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CRANE NXT CO One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Crane Nxt Co One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,151,099
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CRESCENT ENERGY INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Crescent Energy Inc A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 641,525
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CREXENDO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Crexendo Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 40,560
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CRICUT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cricut Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 24,592
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CROCS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Crocs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 661,155
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CROSS COUNTRY HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cross Country Healthcare Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 99,444
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CULLEN FROST BANKERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cullen Frost Bankers Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 723,817
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CULLINAN ONCOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cullinan Oncology Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 35,915
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CULP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Culp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,167
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CURTISS WRIGHT CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Curtiss Wright Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,566,162
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CUSHMAN & WAKEFIELD LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cushman Wakefield Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,123,295
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CUSTOM TRUCK ONE SOURCE INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Custom Truck One Source Inc A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 189,020
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CUSTOMERS BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Customers Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 767,833
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | CVB FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cvb Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 679,681
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Cirrus Logic Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cirrus Logic Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 706,734
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Citi Trends Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Citi trends inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 101,780
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Citizens & Northern Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Citizens And Northern Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 119,185
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | City Holding Co
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		City Holding Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 76,526
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Civeo Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Civeo corp. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 95,071
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Civista Bancshares Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Civista bancshares inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 116,833
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Civitas Resources Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Civitas resources inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 633,662
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Clarivate Plc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Clarivate plc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 540,940
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Clarus Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Clarus corp. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,496
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Clean Energy Fuels Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Clean energy fuels corp. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 80,980
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Clean Harbors Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Clean harbors inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,101,993
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Cleanspark Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cleanspark Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 268,706
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Clearwater Paper Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Clearwater paper corp. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 117,502
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Cnb Financial Corp Pa
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cnb financial corp pa. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 192,664
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Cnh Industrial Nv
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cnh Industrial Nv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,533,610
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Cno Financial Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cno Financial Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,042,851
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Cnx Resources Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cnx Resources Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,946,567
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Coeur Mining Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Coeur Mining Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 145,760
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Cohu Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cohu Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 107,647
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Colony Bankcorp Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Colony Bankcorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 98,705
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Columbia Banking Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Columbia Banking Systems Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,088,787
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Columbia Banking Systems Inc 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Columbia Banking Systems Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,959,029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Columbia Financial Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Columbia Financial Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 91,049
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Columbia Sportswear Co
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Columbia Sportswear Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 491,182
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Columbus Mckinnon Corp Ny
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Columbus Mckinnon Corp Ny [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 148,574
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Comerica Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Comerica Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,112,007
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Commerce Bancshares Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Commerce Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 737,628
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Commercial Metals Co
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Commercial Metals Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,305,164
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Commercial Vehicle Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Commercial Vehicle Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,135
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Community Financial System Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Community Financial System Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 674,173
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Community Health Sys Inc New
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Community Health Sys Inc New [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,463
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Community Trust Bancorp Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Community Trust Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 375,725
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | DAILY JOURNAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Daily Journal Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 41,422
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | DAKTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Daktronics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 288,444
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | DANA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dana Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,086,877
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | DARLING INGREDIENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Darling Ingredients Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,617,948
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | DEFINITIVE HEALTHCARE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Definitive Healthcare Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 31,860
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | DELUXE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Deluxe Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 320,168
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | DESIGNER BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Designer Brands Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 109,912
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | DESTINATION XL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Destination Xl Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,628
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | DILLARDS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dillards Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EAST WEST BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		East West Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 588,474
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EASTERN BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eastern Bankshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 452,586
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EASTERN CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eastern Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 33,532
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EASTGROUP PPTYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eastgroup Pptys Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,480,600
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EASTMAN CHEMICAL CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eastman Chemical Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,539,643
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ECHOSTAR CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		ECHOSTAR CORP CL A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 208,052
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ECOVYST INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ecovyst Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 370,567
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EDGEWELL PERSONAL CARE CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Edgewell Personal Care Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 294,095
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EGAIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Egain Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 37,188
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EHEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ehealth Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 41,671
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EL POLLO LOCO HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		El Pollo Loco Hldgs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 135,844
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ELANCO ANIMAL HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Elanco Animal Health Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,136,405
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ELEMENT SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Element Solutions Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,148,515
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ELEMENT SOLUTIONS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Element Solutions Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,711,365
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ELI LILLY & CO-CVR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		ELI LILLY COCVR [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,237
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EMERGENT BIOSOL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Emergent Biosol [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 174,820
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EMPLOYERS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Employers Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 412,403
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ENACT HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Enact Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 530,899
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ENCOMPASS HEALTH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Encompass Health Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,600,163
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ENCORE CAP GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Encore Cap Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 49,241
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ENERGY SERVICES ACQ
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Energy Services Acq [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 28,195
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ENERSYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Enersys Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,246,935
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ENHABIT HOME HEALTH & HOSPICE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Enhabit Home Health And Hospice [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 78,969
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ENNIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ennis Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 184,152
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ENOVA INTL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Enova Intl Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,110,618
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ENOVIS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Enovis Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 465,028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ENPRO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Enpro Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 873,222
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ENTERPRISE FINL SVCS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Enterprise Finl Svcs Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 605,502
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ENTRADA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Entrada Therapeutics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 44,266
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ENTRAVISION COMMUN CRP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Entravision Commun Crp Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 31,752
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ENVIRI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Enviri Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 182,945
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ENVISTA HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Envista Holdings Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 720,381
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ENVISTA HOLDINGS CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Envista Holdings Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,628,100
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EPAM SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Epam Systems Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 403,818
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EPLUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eplus Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 707,301
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EPSILON ENERGY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Epsilon Energy Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 25,859
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EQUITY BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Equity Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 243,700
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ESCALADE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Escalade [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 71,389
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ESPEY MFG.&ELECTRIC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Espey Mfg And Electric [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 43,501
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ESSENT GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Essent Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,819,045
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ETHAN ALLEN INTERIORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ethan Allen Interiors Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 245,028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EVEREST GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Everest Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 313,899
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EVOLENT HEALTH INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Evolent Health Inc A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 26,880
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EVOLUTION PETROLEUM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Evolution Petroleum Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 35,995
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EXLSERVICE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Exlservice Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,090,792
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EXPRO GROUP HOLDINGS NV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Expro Group Holdings NV [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 359,729
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | EZCORP INC CL A NON VTG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ezcorp Inc Cl A Non VTG [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 378,632
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | F&G ANNUITIES & LIFE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		F And G Annuities And Life Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 58,646
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FARMER BROTHERS CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Farmer Brothers Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,861
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FARMERS & MERCHANTS BANCO/OH
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Farmers And Merchants Banco Oh [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 78,041
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FARMERS NATL BANC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Farmers Natl Banc Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 147,586
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FATE THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fate Therapeutics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 17,955
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FB FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fb Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 539,698
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FEDERAL AGRI MTG NON VTG CL C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Federal Agri Mtg Non Vtg Cl C [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 447,352
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FEDERAL SIGNAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Federal Signal Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,675,332
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FERROGLOBE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ferroglobe Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 52,469
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FINANCIAL INSTITUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Financial Institutions Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 197,057
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST ADVANTAGE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Advantage Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 142,903
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST AMERICAN FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First American Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,704,714
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST AMERICAN FINANCIAL CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First American Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,827,894
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST BANCORP INC ME
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Bancorp Inc Me [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 104,438
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST BANCORP NC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Bancorp Nc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 588,808
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST BANCORP PUERTO RICO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Bancorp Puerto Rico [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,026,094
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST BANK/HAMILTON NJ
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Bank Hamilton Nj [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 108,208
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST BUSEY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Busey Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 442,898
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST BUSINESS FIN SVCS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Business Fin Svcs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 155,135
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST COMMONWEALTH FINL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Commonwealth Finl Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 573,712
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST COMMUNITY BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Community Bankshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 217,289
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST COMMUNITY CORP SC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Community Corp Sc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 58,707
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST FINANCIAL BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Financial Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 785,653
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST FINANCIAL CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Financial Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 252,072
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST FINL BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Finl Bankshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 102,872
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST FOUNDATION INC/OLD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Foundation Inc Old [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 75,651
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST HAWAIIAN INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Hawaiian Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 923,577
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST HORIZON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Horizon Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,414,330
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST INTERNET BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Internet Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 74,840
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST INTST BANCSYST INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Intst Bancsyst Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 970,219
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST MERCHANTS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Merchants Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 665,682
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST MID BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Mid Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 262,587
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST NORTHWEST BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Northwest Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,161
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST SOURCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Source Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 441,367
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST UNITED CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First United Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 65,483
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST VIRGINIA COMMUNITY BANK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Virginia Community Bank [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 24,148
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST WATCH RESTAURANT GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Watch Restaurant Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 228,206
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRST WESTERN FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		First Western Financial Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 69,063
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRSTCASH HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Firstcash Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,635
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIRSTSUN CAPITAL BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Firstsun Capital Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 100,598
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FIVE STAR BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Five Star Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 64,726
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FLEXIBLE SOLUTIONS INTL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Flexible Solutions Intl Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,012
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FLEXSTEEL IND
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Flexsteel Ind [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 82,732
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FLOOR & DECOR HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Floor and Decor Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 843,387
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FLOWERS FOODS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Flowers Foods Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 279,224
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FLOWSERVE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Flowserve Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 494,055
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FLOWSERVE CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Flowserve Corp 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,532,595
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FLUSHING FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Flushing Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 55,719
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FLYWIRE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Flywire Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 36,420
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FNB CORP PA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		FNB CORP PA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,792,439
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FONAR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fonar Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 28,174
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FORESTAR GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Forestar Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 368,366
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FORRESTER RESEARCH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Forrester Research Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 26,163
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FORTITUDE GOLD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fortitude Gold Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,222
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FORTUNE BRANDS INNOVATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fortune Brands Innovations Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,772,809
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FORUM ENERGY TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Forum Energy Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 113,584
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FOSTER L B CO CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Foster L B Co Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 99,365
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FOX FACTORY HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fox Factory Holding Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 38,018
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FRANKLIN RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Franklin Resources Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,556,923
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FRESH DEL MONTE PRODUCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fresh Del Monte Produce Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 594,807
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FRESHPET INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Freshpet Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,161
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FRIEDMAN INDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Friedman Inds Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 41,041
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FRONTIER COMMUNICATIONS PARENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Frontier Communications Parent Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,915,111
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FRP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Frp Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 157,798
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FS BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fs Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 112,229
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FTAI INFRASTRUCTURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		FTAI Infrastructure Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 39,651
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FTI CONSULTING INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fti Consulting Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 682,637
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FULCRUM THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fulcrum Therapeutics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 50,974
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FULGENT GENETICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fulgent Genetics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 124,966
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FULLER H B CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fuller H B Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 681,471
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FULLER H B CO 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fuller H B Co 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,186,463
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FULTON FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fulton Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,105,096
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FUNKO INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Funko Inc A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 39,457
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | FUTUREFUEL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Futurefuel Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 25,070
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | G-III APPAREL GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		GIIIApparel Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 453,919
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GAIA INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gaia Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,923
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GAMBLING.COM GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		GamblingCom Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 27,677
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GAP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gap Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,435,533
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GATES INDUSTRIAL CORP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gates Industrial Corp Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 731,268
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GATX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gatx Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 865,978
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GCI LIBERTY INC. A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gci Liberty Inc A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 38,382
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GCI LIBERTY INC.emdashCL C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gci Liberty Inc Cl C [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 324,434
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GCM GROSVENOR INCemdashCLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gcm Grosvenor IncClass A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,633,089
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GENCO SHIPPING & TRADING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Genco Shipping And Trading Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 283,214
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GENCOR INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gencor Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 44,906
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GENERAC HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Goodrx Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 474,022
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GENERAC HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Generac Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,930,047
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GENESCO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Genesco Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 103,811
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GENIE ENERGY LTD B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Genie Energy Ltd B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 28,221
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GENPACT LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Genpact Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,125,667
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GENTEX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gentex Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 604,555
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GENTEX CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gentex Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,338,687
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GENTHERM INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gentherm Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 275,103
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GENWORTH FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Genworth Financial Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,147,352
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GEOSPACE TECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Geospace Technologies Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 66,676
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GERMAN AMERICAN BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		German American Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 236,490
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GIBRALTAR INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gibraltar Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 437,050
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GLACIER BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Glacier Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 190,913
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GLOBAL BUSINESS TRAVEL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Global Business Travel Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 81,036
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GLOBAL INDUSTRIAL CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Global Industrial Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 50,492
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GLOBANT SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Globant SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,832
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GLOBE LIFE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Globe Life Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,031,467
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GLOBUS MEDICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Globus Medical Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 831,628
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GOHEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gohealth Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,662
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GOLD.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gold Com Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 266,441
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GOLDEN ENTERTAINMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Golden Entertainment Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 125,917
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GOODRX HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Goodrx Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 46,504
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GOODYEAR TIRE & RUBBER CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Goodyear Tire And Rubber Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 756,330
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GOPRO INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gopro Inc A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 33,723
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GORMAN-RUPP CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		GormanRupp Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 316,965
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GRAHAM HOLDINGS CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Graham Holdings Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 860,204
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GRANITE RIDGE RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Granite Ridge Resources Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 169,628
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GRAPHIC PACKAGING HOLDING CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Graphic Packaging Holding Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,449,179
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GRAY MEDIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gray Media Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 155,509
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GREAT LAKES DREDGE & DOCK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Great Lakes Dredge And Dock Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 310,222
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GREAT SOUTHERN BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Great Southern Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 266,986
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GREEN BRICK PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Green Brick Partners Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 592,701
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GREEN DOT CORP CLASS-A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Green Plains Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 202,052
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GREEN PLAINS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Green Plains Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 91,454
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GREENBRIER COMPANIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Greenbrier Companies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 521,011
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GREENLIGHT CAPITAL RE LTD A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Greenlight Capital Re Ltd A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 149,620
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GREIF INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Greif Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 531,107
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GREIF INC CL B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Greif Inc Cl B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 284,644
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GRID DYNAMICS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Grid Dynamics Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 65,242
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GROCERY OUTLET HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Grocery Outlet Holding Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 290,648
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GROUP AUTOMOTIVE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Group 1 Automotive Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,250,301
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GROWGENERATION CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Growgeneration Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,635
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GUESS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Guess Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 322,873
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GULF ISLAND FABRICATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gulf Island Fabrication Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 22,659
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GULFPORT ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gulfport Energy Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 435,531
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | GXO LOGISTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gxo Logistics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 746,646
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HAIN CELESTIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hain Celestial Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 22,905
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HAMILTON BEACH BRANDS HOLDING CO CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hamilton Beach Brands Holding Co Class A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 41,421
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HAMILTON INSURANCE GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hamilton Insurance Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 226,994
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HANCOCK WHITNEY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hancock Whitney Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,626,706
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HANMI FINANCIAL CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hanmi Financial Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 276,084
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HANOVER INSURANCE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hanover Insurance Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 553,428
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HANOVER INSURANCE GROUP INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hanover Insurance Group Inc 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,809,658
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HARLEY DAVIDSON INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		HarleyDavidson Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 711,700
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HARMONIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Harmonic Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 118,947
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HARMONY BIOSCIENCES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Harmony Biosciences Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 266,655
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HAVERTY FURNITURE COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Haverty Furniture Cos Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 149,551
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HAYWARD HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hayward Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 650,692
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HBT FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hbt Financial Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 99,962
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HEALTH CATALYST INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Health Catalyst Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 38,240
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HEALTHCARE SERVICES GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Healthcare Services Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 314,505
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HEALTHSTREAM INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Healthstream Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 206,338
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HEARTLAND EXPRESS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Heartland Express Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 222,066
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HECLA MINING CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hecla Mining Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,529,165
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HELEN OF TROY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Helen Of Troy Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 124,440
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HELIOS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Helios Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 469,000
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HELIX ENERGY SOL GRP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Helix Energy Sol Grp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 319,927
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HELMERICH & PAYNE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Helmerich And Payne Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 871,643
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HENRY SCHEIN INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Henry Schein Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 796,160
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HERC HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Herc Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 696,051
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HERITAGE COMMERCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Heritage Commerce Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 254,888
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HERITAGE FINANCIAL CORP WASH
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Heritage Financial Corp Wash [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 253,930
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HERITAGE INSURANCE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Heritage Insurance Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 264,481
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HEXCEL CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hexcel Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 96,735
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HF SINCLAIR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hf Sinclair Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,332,293
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HILLENBRAND INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hillenbrand Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,209
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HILLMAN SOLUTIONS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hillman Solutions Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 435,494
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HILLTOP HLDGS I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hilltop Hldgs I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 525,866
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HILTON GRAND VACATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hilton Grand Vacations Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 958,769
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HINGHAM INSTITUTION FOR SAVING
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hingham Institution For Saving [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 172,932
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HNI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hni Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 645,650
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HOLLEY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Holley Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 40,870
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HOME BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Home Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 173,342
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HOME BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Home Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 783,896
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HOMETRUST BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hometrust Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 219,466
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HONEST CO INC (THE)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Honest Co Inc The [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,905
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HOOKER FURNISHINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hooker Furnishings Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,805
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HOPE BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hope Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 403,175
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HORACE MANN EDUCATORS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Horace Mann Educators Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 602,372
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HORIZON BANCORP INC INDIANA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Horizon Bancorp Inc Indiana [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 225,517
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HORMEL FOODS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hormel Foods Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,188,223
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HOVNANIAN ENTERPRISES INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hovnanian Enterprises Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 152,650
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HOWARD HUGHES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Howard Hughes Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,190,089
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HUB GROUP INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hub Group Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 759,268
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HUDSON TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hudson Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 95,996
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HUNTINGTON INGALLS INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Huntington Ingalls Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 857,657
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HUNTSMAN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Huntsman Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 297,970
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HURCO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hurco Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 17,922
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | HYSTER-YALE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		HysterYale INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 126,119
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | IBEX LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ibex Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 94,266
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ICF INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Icf International INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 361,075
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ICF INTERNATIONAL INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Icf International INC 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,543,817
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ICHOR HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ichor Holdings Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 174,256
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ICON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Icon Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 949,366
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ICU MEDICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Icu Medical INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 644,012
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | IDEX CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Idex Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 686,848
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INDEPENDENT BANK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Independent Bank Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 243,845
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INDEPENDENT BANK CORP MASS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Independent Bank Corp Mass [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 756,086
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INFORMATION SVCS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Information Svcs Group INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 75,331
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INFUSYSTEM HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Infusystem Holdings INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 33,781
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INGLES MARKETS INC-CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ingles Markets Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 378,465
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INGREDION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ingredion INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,918,414
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INNOSPEC INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Innospec INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 535,933
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INNOVEX INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Innovex International INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 267,754
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INNOVIVA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Innoviva INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 497,191
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INOGEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Inogen INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 30,475
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INOTIV INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Inotiv INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,572
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INSIGHT ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Insight Enterprises Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 225,265
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INSTEEL INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Insteel Industries INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 215,134
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INSTIL BIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Instil Bio INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 17,908
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INTEGER HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Integer Holdings Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 568,382
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INTEGER HOLDINGS CORP One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Integer Holdings Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,707,735
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INTEGRA LIFESCIENCES HLDS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Integra Lifesciences Hlds Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 166,204
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INTERFACE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Interface INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 398,670
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INTERNATIONAL BANCSHARES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		International Bancshares Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,228,808
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INTERNATIONAL MONEY EXPRESS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		International Money Express Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 38,508
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INTERNATIONAL SEAWAYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		International Seaways INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 810,639
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INTERPARFUMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Interparfums Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 52,255
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INTEST CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Intest Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 39,008
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INTREPID POTASH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Intrepid Potash INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 130,081
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INVESCO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Invesco Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,255,720
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INVESTAR HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Investar Holding Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 69,071
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | INVESTORS TITLE CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Investors Title Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 139,549
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | IPG PHOTONICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ipg Photonics Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 647,049
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ITRON INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Itron Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 352,682
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | J JILL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		J Jill Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 25,300
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | J&J SNACKS FOOD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		J And J Snacks Food Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 189,144
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | JACKSON FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jackson Financial Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,504,035
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | JAKKS PACIFIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jakks Pacific Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 54,641
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | JAMES RIVER GROUP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		James River Group Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 36,074
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | JANUS HENDERSON GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Janus Henderson Group Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,897,805
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | JANUS HENDERSON GROUP PLC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Janus Henderson Group Plc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,053,169
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | JANUS INTERNATIONAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Janus International Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 129,773
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | JAZZ PHARMA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jazz Pharma Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,333,990
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | JBT MAREL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jbt Marel Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,334,933
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | JELD-WEN HOLDING INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jeld Wen Holding Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 49,222
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | JM SMUCKER CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jm Smucker Co The [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,394,682
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | JM SMUCKER CO/THE One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jm Smucker Co The One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,634,336
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | JOHNSON OUTDOORS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Johnson Outdoors Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 62,274
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | JONES LANG LASALLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jones Lang Lasalle Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,625,487
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | JONES LANG LASALLE INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jones Lang Lasalle Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,799,060
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KAISER ALUM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kaiser Alum Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 437,961
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KB HOME
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kb Home [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 991,237
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KEARNY FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kearny Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 173,587
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KELLY SERVICES INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kelly Services Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 84,471
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KEMPER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kemper Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 548,425
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KENNAMETAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kennametal Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 739,683
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KENNAMETAL INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kennametal Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,054,526
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KENNEDY-WILSON HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kennedy Wilson Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 368,301
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KESTREL GROUP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kestrel Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,567
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KEWAUNEE SCIENTIFIC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kewaunee Scientific Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 27,646
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KIMBALL ELECTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kimball Electronics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 272,163
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KIRBY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kirby Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 747,461
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KNIFE RIVER HOLDING CO W/I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Knife River Holding Co W I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 27,085
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KNIGHT-SWIFT TRANSPORTATION HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Knight Swift Transportation Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,465,263
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KNOWLES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Knowles Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 596,847
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KODIAK GAS SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kodiak Gas Services Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 569,116
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KOHLS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kohls Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 755,537
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KOPPERS HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Koppers Hldgs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 195,382
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KORN FERRY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Korn Ferry [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,005,485
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KOSMOS ENERGY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kosmos Energy Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 62,666
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KRISPY KREME INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Krispy Kreme Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 116,773
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KRONOS WORLDWIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kronos World wide Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 90,455
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KULICKE & SOFFA INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kulicke & Soffa Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 325,435
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | KVH INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kvh Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 28,354
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LA Z BOY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		La Z Boy Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 543,657
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LA Z BOY INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		La Z Boy Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,459,513
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LABCORP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Labcorp Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,203,988
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LAKELAND FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lakeland Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 49,928
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LAKELAND INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lakeland Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 23,629
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LANDMARK BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Landmark Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,126
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LANDS END INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lands End Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 136,110
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LANTHEUS HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lantheus Hldgs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 193,394
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LANTHEUS HLDGS INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lantheus Hldgs Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,653,435
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LANTRONIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lantronix Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 43,868
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LATHAM GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Latham Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 81,197
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LAZARD INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lazard Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,399,338
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LCI INDUSTRIES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lci Industries [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 823,413
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LCNB CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lcnb Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 60,545
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LEAR CORP NEW
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lear Corp New [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,774,123
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LEGACY HOUSING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Legacy Housing Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 131,174
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LEGGETT & PLATT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Leggett And Platt Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 73,084
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LENDINGCLUB CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lendingclub Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 633,827
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LGI HOMES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lgi Homes Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 322,973
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LIBERTY ENERGY INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Liberty Energy Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 996,489
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LIBERTY GLOBAL LTD C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Liberty Global Ltd C [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 372,192
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LIBERTY GLOBAL LTD CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Liberty Global Ltd Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 406,543
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LIBERTY LATIN AMERICA LTD CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Liberty Latin America Ltd Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 117,072
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LIBERTY LATIN AMERICA LTD CL C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Liberty Latin America Ltd Cl C [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 397,812
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LIBERTY LIVE HOLDINGS INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Liberty Live Holdings Inc A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 46,863
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LIBERTY LIVE HOLDINGS INC C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Liberty Live Holdings Inc C [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 35,426
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LIFE TIME GROUP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Life Time Group Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 686,827
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LIFESTANCE HEALTH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lifestance Health Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 187,215
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LIFETIME BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lifetime Brands Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 21,208
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LIMONEIRA CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Limoneira Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 39,554
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LINCOLN EDUCATIONAL SERVICES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lincoln Educational Services [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 82,955
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LINCOLN NATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lincoln National Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 887,706
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LINDSAY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lindsay Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 99,718
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LIONSGATE STUDIOS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lionsgate Studios Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 94,496
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LITHIA MOTORS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lithia Motors Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,535,013
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LITTELFUSE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Littelfuse Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 223,581
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LITTELFUSE INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Littelfuse Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,738,158
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LIVANOVA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Livanova Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 519,744
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LIVE OAK BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Live Oak Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 276,552
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LIVERAMP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Liveramp Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 411,767
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LKQ CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lkq Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,094,025
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LOUISIANA PACIFIC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Louisiana Pacific Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 81,487
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LOVESAC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lovesac [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 59,974
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LSB INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lsb Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 154,785
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | LSI INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lsi Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 202,161
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Luxfer Holdings Plc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Luxfer Holdings Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 107,969
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Lyondellbasell Inds Class A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		LYONDELLBASELL INDS CLASS A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | M I Homes Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		M/I Homes Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 955,275
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MECHANICS BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		MECHANICS BANCORP [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 87,312
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MEDIFAST INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		MEDIFAST INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 18,722
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MERCANTILE BANK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mercantile Bank Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 269,889
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MERCER INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mercer International Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 50,595
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MERCHANTS BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Merchants Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 276,772
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MERCURY GENERAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mercury General Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,418,049
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MERCURY SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mercury Systems Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 30,883
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MERIDIAN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Meridian Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 58,243
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MERITAGE HOMES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Meritage Homes Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 916,989
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MESA LABORATORIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mesa Laboratories Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 45,216
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | METALLUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Metallus Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 243,569
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | METHODE ELECTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Methode Electronics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 65,404
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | METROCITY BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Metrocity Bankshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 87,343
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | METROPOLITAN BANK HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Metropolitan Bank Holding Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 231,524
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MGIC INVESTMENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mgic Investment Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,161,812
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MGP INGREDIENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mgp Ingredients Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 40,581
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MID PENN BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mid Penn Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 142,785
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MIDDLEBY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Middleby Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 594,680
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MIDDLEBY CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Middleby Corp 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,785,882
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MIDLAND STATES BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Midland States Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 110,380
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MIDWESTONE FINANCIAL GRP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Midwestone Financial Grp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 44,160
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MILLER INDUSTRIES INC TENN
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Miller Industries Inc Tenn [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 168,950
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MILLERKNOLL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Millerknoll Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 360,847
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MINERALS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Minerals Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 610,902
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MIRION TECHNOLOGIES INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mirion Technologies IncA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 27,565
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MISSION PRODUCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mission Produce Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 235,909
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MISTER CAR WASH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mister Car Wash Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 166,705
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MISTRAS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mistras Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 120,555
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MITEK SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mitek Systems Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 99,634
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		MKS INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 160,439
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MOBILEYE GLOBAL INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mobileye Global Inc A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 38,304
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MOHAWK INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mohawk Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,975,160
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MOHAWK INDUSTRIES INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mohawk Industries Inc 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,546,115
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MOLINA HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		MOLINA HEALTHCARE INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,474,916
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MOLSON COORS BEVERAGE CO B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Molson Coors Beverage Co B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,564,272
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MONARCH CASINO & RESORT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Monarch Casino And Resort Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 86,321
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MONRO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Monro Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 174,168
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MONTAUK RENEWABLES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Montauk Renewables Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 18,213
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MONTROSE ENVIRONMENTAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Montrose Environmental Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 55,818
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MOSAIC CO NEW
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mosaic Co New [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,051,842
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MOTORCAR PARTS OF AMERICA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Motorcar Parts Of America Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 106,099
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MOVADO GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Movado Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 131,947
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MSC INDUSTRIAL DIRECT CO CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Msc Industrial Direct Co Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 341,614
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MUELLER INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mueller Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,233,411
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MURPHY OIL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Murphy Oil Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,291,750
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MURPHY USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		MURPHY USA INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,400,867
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MVB FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mvb Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 93,892
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | MYERS INDUSTRIES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Myers Industries [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 197,365
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Macys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Macys Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,812,422
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Madison Square Garden Entertainment Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Madison Square Garden Entertainment Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,962,733
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Madison Square Garden Sports Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Madison Square Garden Sports Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,639,405
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Magnachip Semiconductor
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Magnachip Semiconductor [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 30,580
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Magnolia Oil & Gas Corpo Cl A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		MAGNOLIA OIL GAS CORPO CL A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,004,773
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Magnolia Oil & Gas Corpo Cl A 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		MAGNOLIA OIL GAS CORPO CL A 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,883,635
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Mainstreet Bancshares Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mainstreet Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 23,190
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Malibu Boats Inc Cl A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Malibu Boats Inc ClA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 174,620
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Manchester United Plc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Manchester United Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,780,380
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Manitowoc Co Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Manitowoc Co Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 171,589
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Mannatech Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mannatech Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,229
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Manpowergroup Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Manpowergroup Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 310,679
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Maplebear Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Maplebear Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 603,002
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Marcus &Millichap Co Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Marcus & Millichap Co Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 227,653
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Marcus Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Marcus Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 157,969
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Marine Prods Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Marine Prods Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 32,596
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Marinemax Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Marinemax Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 40,828
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Marriott Vacations World
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Marriott Vacations World [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 590,284
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Marten Transport Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Marten Transport Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 266,520
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Masco Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Masco Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,901,706
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Masterbrand Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Masterbrand Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 376,387
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Mastercraft Boat Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mastercraft Boat Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 62,989
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Matador Resources Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Matador Resources Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,529,835
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Matador Resources Company 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Matador Resources Company 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,484,735
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Materion Corp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Materion Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 755,741
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Mativ Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mativ Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 222,746
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Matson Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mattel Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,181,756
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Mattel Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mattel Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,384,276
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Mattel Inc 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mattel Inc 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,574,767
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Matthews Intl Corp Cl A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Matthews Intl Corp ClA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 290,063
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Maxcyte Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Maxcyte Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,452
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Maximus Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Maxcyte Inc 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 830,312
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Mayville Engineering Co Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mayville Engineering Co Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 106,180
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Mcgrath Rentcorp
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mcgrath Rentcorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 597,366
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | Mdu Resources Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mdu Resources Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 974,497
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | N ABLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		N-Able Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 145,202
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NABORS INDUSTRIES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nabors Industries Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 109,577
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NACCO INDUSTRIES INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nacco Industries Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 104,897
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NATIONAL BANKSHARES INC VA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		National Bankshares Inc Va [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 53,212
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NATIONAL BK HLDGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		National Bk Hldgs Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 403,780
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NATIONAL CINEMEDIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		National Cinemedia Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 76,341
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NATIONAL ENERGY SERVICES REUNITED CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		NATIONAL ENERGY SERVICES REUNITED CORP [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 273,925
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NATIONAL HEALTHCARE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		National Healthcare Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 667,902
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NATIONAL PRESTO INDS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		National Presto Inds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 261,562
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NATIONAL VISION HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		National Vision Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 598,740
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NATURAL GAS SERVICES GROUP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Natural Gas Services Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 163,034
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NATURES SUNSHINE PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Natures Sunshine Products Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 141,889
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NAVIENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Navient Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 324,636
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NB BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nb Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 19,146
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NBT BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nbt Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 614,288
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NCINO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ncino Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 105,098
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NCR VOYIX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ncr Voyix Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 218,627
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NELNET INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nelnet Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,194,114
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NEOGEN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Neogen Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 367,499
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NERDWALLET INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nerdwallet Inc A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 84,606
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NETGEAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Netgear Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 193,762
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NETSCOUT SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Netscout Systems Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 673,118
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NETSTREIT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Netstreit Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,241,956
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NETWORK TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Network1 Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NEW JERSEY RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		New Jersey Resources Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 751,249
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NEWELL BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Newell Brands Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 450,622
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NEWMARK GROUP INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Newmark Group Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 297,156
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NEXA RESOURCES SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nexa Resources Sa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 83,579
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NEXSTAR MEDIA GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nexstar Media Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,768,972
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NICOLET BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nicolet Bankshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 503,516
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NL INDUSTRIES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nl Industries [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 20,305
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NMI HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nmi Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,092,234
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NOBLE CORP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Noble Corp Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 805,235
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NORDIC AMERICAN TANKER LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nordic American Tanker Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 230,924
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NORTHEAST BANK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Northeast Bank [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 295,369
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NORTHEAST COMMUNITY BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Northeast Community Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 79,994
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NORTHERN OIL AND GAS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Northern Oil And Gas Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 619,002
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NORTHERN TRUST CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Northern Trust Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,637,069
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NORTHFIELD BANCORP INC NEW
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Northfield Bancorp Inc New [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 182,663
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NORTHRIM BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Northrim Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 175,307
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NORTHWEST BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Northwest Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 423,492
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NORWEGIAN CRUISE LINE HLDGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Norwegian Cruise Line Hldgs Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,453,248
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NORWOOD FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Norwood Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 32,538
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NOV INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nov Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,663,079
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NPK INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Npk International Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 346,348
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NU SKIN ENTERPRISES INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nu Skin Enterprises Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 128,562
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | NWPX INFRASTRUCTURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nwpx Infrastructure Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 250,960
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | O I GLASS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		O I Glass Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 630,724
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OAK VALLEY BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Oak Valley Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 43,467
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OCEANEERING INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Oceaneering International Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 404,881
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OCEANFIRST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Oceanfirst Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 345,591
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OCTAVE SPECIALTY GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Octave Specialty Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 88,303
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OFG BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ofg Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 658,590
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OIL DRI CORP OF AMERICA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Oil Dri Corp Of America [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 162,677
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OIL STATES INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Oil States International Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 131,446
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OLD NATIONAL BANCORP IND
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Old National Bancorp Ind [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,059,124
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OLD NATIONAL BANCORP IND One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Old National Bancorp Ind One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,703,460
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OLD REPUBLIC INTL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Old Republic Intl Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,460,799
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OLD SECOND BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Old Second Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 263,094
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OLIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Olin Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 589,343
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OLYMPIC STEEL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Olympic Steel Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 211,743
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OMNIAB INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Omniab Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 67,632
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OMNIAB INC EARNOUT 12.5 EARNOUT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Omniab Inc 12.5 Earnout [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 321
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OMNIAB INC EARNOUT 15.00 EARNOUT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Omniab Inc 15.00 Earnout [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 246
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OMNICELL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Omnicell Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 439,818
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OMNICOM GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Omnicom Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,401,093
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OMNICOM GROUP INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Omnicom Group Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,035,796
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ON24 INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		On24 Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 86,804
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ONEMAIN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Onemain Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,114,518
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ONESPAN INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Onespan Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 51,360
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ONESPAWORLD HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Onespaworld Holdings Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,969,802
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ONEWATER MARINE CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Onewater Marine Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 42,036
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ONITY GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Onity Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 113,651
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OP BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Op Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 60,730
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OPENLANE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Openlane Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 999,149
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OPKO HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Opko Health Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 33,078
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OPORTUN FIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Oportun Fin Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 50,340
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OPPENHEIMER HLDGS CL A NON VTG
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Oppenheimer Hldgs Cl A Non Vtg [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 217,087
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OPTIMIZERX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Optimizerx Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 36,633
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ORANGE COUNTY BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Orange County Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,931
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ORASURE TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Orasure Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 54,779
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ORGANOGENESIS HOLDINGS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Organogenesis Holdings Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 42,523
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ORGANON & CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		ORGANON And CO [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 42,346
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ORIGIN BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Origin Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 290,725
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ORION GROUP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Orion Group Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 108,058
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ORION SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Orion SA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 83,699
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ORMAT TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ormat Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 712,752
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ORRSTOWN FINANCIAL SERVICES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Orrstown Financial Services [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 171,539
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ORTHOFIX MEDICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Orthofix Medical Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 89,262
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ORTHOPEDIATRICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Orthopediatrics Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 63,599
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OSHKOSH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Oshkosh Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,410,574
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OVINTIV INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ovintiv Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,675,266
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OWENS AND MINOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Owens And Minor Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 26,989
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OWENS CORNING INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Owens corning inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,901,463
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | OXFORD INDUSTRIES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Oxford Industries [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 152,600
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PACIRA BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pacira Biosciences Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 117,340
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PAMT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pamt Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 51,304
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PANGAEA LOGISTICS SOLUTIONS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pangaea Logistics Solutions Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 132,502
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PAR PACIFIC HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Par Pacific Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 407,729
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PARAMOUNT SKYDANCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Paramount skydance corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 176,867
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PARAMOUNT SKYDANCE CORP One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Paramount skydance corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,466,402
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PARK AEROSPACE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Park Aerospace Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 127,635
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PARK NATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Park National Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 561,088
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PARK OHIO HLDGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Park Ohio Hldgs Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 96,366
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PARKE BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Parke Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 93,750
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PATHWARD FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pathward Financial Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 474,280
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PATRICK INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pathward Financial Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,151,743
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PATRICK INDUSTRIES INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Patrick Industries Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,284,078
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PATTERSON-UTI ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Patterson Uti Energy Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 769,836
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PAYSAFE LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Paysafe Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 139,294
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PBF ENERGY INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pbf Energy Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 30,510
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PC CONNECTION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pc Connection Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 499,508
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PCB BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pcb Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 100,543
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PDL BIOPHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pdl Biopharma Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PEABODY ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Peabody Energy Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 772,764
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PEAPACK GLADSTONE FINL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Peapack Gladstone Finl Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 176,346
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PEDIATRIX MEDICAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pediatrix Medical Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 446,238
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PENGUIN SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Penguin Solutions Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 282,935
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PENN ENTERTAINMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Penn Entertainment Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 76,936
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PENNANT GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pennant group inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 192,968
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PENNYMAC FINANCIAL SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pennymac Financial Services Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,548,593
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PENSKE AUTOMOTIVE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Penske Automotive Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,256,506
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PEOPLES BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Peoples Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 354,444
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PEOPLES BANCORP OF NC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Peoples Bancorp Of Nc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,670
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PEOPLES FINANCIAL SERV CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Peoples Financial Serv Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 139,213
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PERDOCEO EDUCATION CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Perdoceo Education Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 692,657
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PERFORMANCE FOOD GROUP CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Performance Food Group Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 808,111
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PERIMETER SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Perimeter Solutions Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 509,993
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PERMA PIPE INTERNATIONL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Perma Pipe Internationl Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 50,580
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PERMIAN RESOURCES CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Permian Resources Corp Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,885,957
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PERRIGO CO PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Perrigo Co Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 558,192
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PERSONALIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Personalis Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 17,456
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PETCO HEALTH AND WELLNESS CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Petco Health And Wellness Co Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 154,553
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PETMED EXPRESS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Petmed Express Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,093
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PHINIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Phinia Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 836,285
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PHOTRONIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Photronic Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 666,880
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PILGRIM'S PRIDE CORP NEW
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pilgrims Pride Corp New [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,128,176
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PINNACLE FINL PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pinnacle Finl Partners Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,245,291
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PLEXUS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Plexus Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,274,343
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PLEXUS CORP One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Plexus Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,356,345
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PLIANT THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pliant Therapeutics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,224
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | POLARIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Polaris Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 426,495
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PONCE FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ponce Financial Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 116,690
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | POPULAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Popular Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,947,119
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PORTILLO'S INC.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Portillos Inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 86,873
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | POST HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Post Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 951,375
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | POWERFLEET INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Powerfleet Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 94,148
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PRA GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pra Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 169,665
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PREFERRED BANK LOS ANGELES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Preferred Bank Los Angeles [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 357,134
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PREFORMED LINE PRODUCTS CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Preformed Line Products Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 373,112
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PRESTIGE CONSUMER HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Prestige Consumer Healthcare Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 715,851
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PRESTIGE CONSUMER HEALTHCARE INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Prestige Consumer Healthcare Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,347,598
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PRICESMART INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pricesmart Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,058,887
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PRIMEENERGY RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Primeenergy Resources Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 92,682
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PRIMIS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Primis Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 64,890
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PRIMO BRANDS CORP A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Primo Brands Corp A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,821,063
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PRINCETON BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Princeton Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 39,338
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PROASSURANCE CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Proassurance Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 371,267
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PROG HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Prog Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 89,414
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PROPETRO HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Propetro Holding Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 375,474
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PROSPERITY BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Prosperity Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,823,329
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PROTECH HOME MEDICAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Protech Home Medical Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 17,177
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PROTO LABS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Proto Labs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 391,465
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PROVIDENT FINANCIAL HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Provident Financial Hldgs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 18,535
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PROVIDENT FINANCIAL SVCS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Provident Financial Svcs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 764,898
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PUBMATIC INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pubmatic Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 99,521
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PUMA BIOTECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Puma Biotechnology Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 67,277
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PURSUIT ATTRACTIONS AND HOSPITALITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pursuit Attractions And Hospitality Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 59,984
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PVH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pvh Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,179,954
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | PYXIS ONCOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pyxis Oncology Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,057
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | QCR HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Qcr Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 477,309
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | QORVO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Qorvo Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 308,123
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | QUAKER HOUGHTON
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Quaker Houghton [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 447,356
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | QUANEX BUILDING PRODUCTS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Quanex Building Products [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 58,629
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | QUANTERIX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Quanterix Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 34,172
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | QUEST RESOURCE HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Quest Resource Holding Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,597
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | QUIDELORTHO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Quidelortho Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 479,722
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RADIAN GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Radian Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,123,860
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RADIANT LOGISTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Radiant Logistics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 124,334
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RAMACO RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ramaco Resources Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 25,938
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RANGE RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Range Resources Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,448,939
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RANGER ENERGY SERVICES INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ranger Energy Services Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 92,687
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RANPAK HOLDINGS CORP A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ranpak Holdings Corp A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 34,884
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RAYONIER ADVANCED MATERIALS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rayonier Advanced Materials [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 115,609
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RBB BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rbb Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 120,496
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RCI HOSPITALITY HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rci Hospitality Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 50,684
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RE MAX HOLDINGS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Re/Max Holdings Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 67,263
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RED RIVER BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Red River Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 59,358
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | REGAL REXNORD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Regal Rexnord Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,214,250
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | REGENXBIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Regenxbio Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,155
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | REGIONAL MANAGEMENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Regional Management Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 140,740
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | REINSURANCE GROUP OF AMERICA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Reinsurance Group Of America [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,729,410
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RELIANCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Reliance Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 560,119
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RENAISSANCERE HLDGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Renaissancere Hldgs Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,373,834
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RENASANT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Renasant Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 717,044
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | REPAY HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Repay Holdings Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 91,506
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | REPUBLIC BANCORP INC KY CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Republic Bancorp Inc Ky Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 326,737
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RESIDEO TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Resideo Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,602,280
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RESIDEO TECHNOLOGIES INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Resideo Technologies Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,787,067
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RESOLUTE FOREST PRODUCTS INC US CVR RT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Resolute Forest Products Inc Us Cvr Rt [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RESOURCES CONNECTION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Resources Connection Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 37,155
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | REVVITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Revvity Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,752,723
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | REX AMERICAN RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rex American Resources Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 418,479
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | REYNOLDS CONSUMER PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Reynolds Consumer Products Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 699,908
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RF INDUSTRIES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rf Industries Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,220
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RIBBON COMMUNICATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ribbon Communications Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 128,802
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RICHARDSON ELECTRONICS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Richardson Electronics Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,576
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RICHMOND MUTUAL BANCORPORATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Richmond Mutual Bancorporation Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,505
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RILEY EXPLORATION PERMIAN INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Riley Exploration Permian Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 153,912
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RIVERVIEW BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Riverview Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 38,433
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RLI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rli Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 257,903
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RMR GROUP INC W/I CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rmr Group Inc W/I Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 36,907
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ROBERT HALF INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Robert Half Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 177,572
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ROCKY BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rocky Brands Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 96,936
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ROGERS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rogers Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 130,579
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RPC INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rpc Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 342,149
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RUSH ENTERPRISES INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rush Enterprises Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,022,055
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RUSH ENTERPRISES INC CL B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rush Enterprises Inc Cl B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 279,950
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RYDER SYSTEM INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ryder System Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,229,885
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | RYERSON HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ryerson Holding Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 267,551
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | S & T BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		S T BANCORP [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 475,702
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SAFETY INSURANCE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Safety Insurance Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 300,109
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SAGA COMMUNICATIONS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Saga Communications Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,312
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SAIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Saia Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 859,401
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SAIA INC1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Saia Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,237,968
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SALLY BEAUTY HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sally Beauty Hldgs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 421,469
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SANDRIDGE ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sandridge Energy Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 164,242
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SANFILIPPO (JOHN B) & SON INC.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		SANFILIPPO JOHN B SON INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 117,690
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SANMINA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sanmina Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,214,967
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SCANSOURCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Scansource Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 382,046
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SCHNEIDER NATIONAL INC CL B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Schneider National Inc Cl B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 711,004
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SCHOLASTIC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Scholastic Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 302,848
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SCIENCE APPLICATIONS INTERNATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Science Applications International Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 640,902
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SCORPIO TANKERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Scorpio Tankers Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 947,980
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SCRIPPS (EW) CO CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Scripps (Ew) Co Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 111,660
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SEABOARD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Seaboard Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,102,315
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SEACOAST BANKING CORP FLORIDA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Seacoast Banking Corp Florida [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 534,737
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SEACOR MARINE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Seacor Marine Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 49,755
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SEADRILL LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Seadrill Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 579,446
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SEAPORT ENTERTAINMENT GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Seaport Entertainment Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 75,383
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SECURITY NATL FINL CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Security Natl Finl Corp Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,065
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SELECT MEDICAL HLDGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Select Medical Hldgs Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 437,956
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SELECT WATER SOLUTIONS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Select Water Solutions Inc CLA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 349,885
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SELECTIVE INSURANCE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Selective Insurance Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 199,469
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SELECTQUOTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Selectquote Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 39,161
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SENECA FOODS CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Seneca Foods Corp CLA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 247,037
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SENSATA TECHNOLOGIES HOLDING PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sensata Technologies Holding Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,017,908
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SERVICE CORP INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Service Corp International Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,504,786
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SERVISFIRST BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Servisfirst Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 73,513
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SFL CORP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sfl Corp Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 346,780
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SHENANDOAH TELECOM CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shenandoah Telecom Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 182,787
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SHOALS TECHNOLOGIES GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shoals Technologies Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 151,666
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SHOE CARNIVAL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shoe Carnival [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 185,697
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SHORE BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shore Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 178,568
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SHUTTERSTOCK INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Shutterstock Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 58,790
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SIERRA BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sierra Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 177,910
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SIGA TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Siga Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 69,886
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SIGNET JEWELERS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Signet Jewelers Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 976,326
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SILGAN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Silgan Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,401,929
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SILVERCREST ASSET MGMT GRP INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Silvercrest Asset Mgmt Grp Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 24,942
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SIMMONS 1ST NATL CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Simmons 1st Natl Corp Cla [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 364,371
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SIMPLY GOOD FOODS CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Simply Good Foods Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 587,701
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SIMPLY GOOD FOODS CO ONE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Simply Good Foods Co One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,212,997
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SIMULATIONS PLUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Simulations Plus Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 46,906
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SINCLAIR INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sinclair Inc Cla [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 121,207
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SIRIUS XM HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sirius Xm Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 193,692
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SIRIUSPOINT LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Siriuspoint Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 811,025
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SKILLSOFT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Skillsoft Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,068
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SKYWEST INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Skywest Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,501,330
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SKYWORKS SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Skyworks Solutions Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 420,408
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SLM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Slm Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 587,662
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SM ENERGY CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sm Energy Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 678,754
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SMART FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Smart Financial Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 188,057
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SMART SAND INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Smart Sand Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,548
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SMITH & WESSON BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Smith And Wesson Brands Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 187,737
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SOLARIS ENERGY INFRASTRUCTURE INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Solaris Energy Infrastructure Inc Cla [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 35,765
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SOLID POWER INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Solid Power Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 25,003
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SOLSTICE ADVANCED MATERIALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Solstice Advanced Materials Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 325,000
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SONIC AUTOMOTIVE INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sonic Automotive Inc Cla [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 515,851
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SONOCO PRODUCTS CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sonoco Products Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 711,245
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SOUTH PLAINS FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		South Plains Financial Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 144,375
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SOUTHERN FIRST BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Southern First Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 139,259
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SOUTHERN MISSOURI BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Southern Missouri Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 200,062
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SOUTHSIDE BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Southside Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 245,490
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SOUTHSTATE BANK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Southstate Bank Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,631,316
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SPECTRUM BRANDS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Spectrum Brands Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 418,759
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SPHERE ENTERTAINMENT CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sphere Entertainment Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,044,338
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SPOK HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Spok Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 75,513
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SPORTSMANS WHSE HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sportsmans Whse Hldgs Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 24,693
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SR BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sr Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,260
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STAAR SURGICAL CO NEW
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Staar Surgical Co New [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 71,902
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STAGWELL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stagwell Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 62,303
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STANDARD MOTOR PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Standard Motor Products Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 304,418
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STANDEX INTL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Standex Intl Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 250,089
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STANLEY BLACK & DECKER INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stanley Black And Decker Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,115,792
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STAR EQUITY HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Star Equity Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,194
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STARZ ENTERTAINMENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Starz Entertainment Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,073
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STELLAR BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stellar Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 342,196
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STEPAN CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stepan Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 311,960
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STERLING BANCORP INC/MI
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sterling Bancorp Inc Mi [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STEVEN MADDEN LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Steven Madden Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 530,285
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STEWART INFORMATION SERVICES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stewart Information Services [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 601,566
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STIFEL FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stifel Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 509,019
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STIFEL FINANCIAL CORP One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stifel Financial Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,810,834
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STOCK YARDS BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stock Yards Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 121,781
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STONERIDGE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stoneridge Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 60,384
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STONEX GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stonex Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 59,837
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STRATEGIC EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Strategic Education Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 592,518
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STRATTEC SEC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Strattec Sec Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 101,647
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STRATUS PROPERTIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stratus Properties Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 36,754
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STRIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stride Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 261,278
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | STURM RUGER & CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sturm Ruger And Co Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 91,975
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SUN COUNTRY AIRLINES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sun Country Airlines Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 223,952
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SUNCOKE ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Suncoke Energy Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 227,657
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SUNRISE COMMUNICAT-CL A ADS UNSPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sunrise Communicat ClA Ads Unspon Adr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SUPERIOR GROUP OF COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Superior Group Of Cos Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 52,882
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SUPERNUS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Supernus Pharmaceuticals Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 721,893
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SUPERNUS PHARMACEUTICALS-CVR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		SUPERNUS PHARMACEUTICALSCVR [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SURGERY PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Surgery Partners Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 378,880
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SYLVAMO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sylvamo Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 290,056
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SYNAPTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Synaptics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 120,653
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SYNOVUS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Synovus Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 885,034
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | SYNOVUS FINANCIAL CORP. One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Synovus Financial Corp.One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,591,638
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TACTILE SYSTEMS TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tactile Systems Technology Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 183,831
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TALOS ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Talos Energy Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 601,383
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TARGET HOSPITALITY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Target Hospitality Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 71,033
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TAYLOR DEVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Taylor Devices Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 31,510
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TAYLOR MORRISON HOME CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Taylor Morrison Home Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,098,892
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TD SYNNEX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Td Synnex Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,643,829
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TD SYNNEX CORP One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Td Synnex Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,312,653
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TECNOGLASS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tecnoglass Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,580
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TEEKAY CORP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Teekay Corp Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 266,719
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TEEKAY TANKERS LTD CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Teekay Tankers Ltd Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 580,569
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TEGNA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tegna Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 975,644
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TEJON RANCH CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tejon Ranch Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 120,956
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TELADOC HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Teladoc Health Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 293,986
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TELEFLEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Teleflex Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 103,124
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TELEPHONE & DATA SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Telephone And Data Systems Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,343,939
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TENAYA THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tenaya Therapeutics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,437
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TENNANT CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tennant Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 137,893
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TEREX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Terex Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,021,747
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TETRA TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tetra Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 211,565
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TEXAS CAPITAL BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Texas Capital Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,393,773
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TEXTRON INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Textron Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,092,850
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TFS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tfs Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 110,184
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | THE CAMPBELL S COMPANY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		The Campbells Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,162,155
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | THERMON GROUP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Thermon Group Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 435,367
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | THIRD COAST BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Third Coast Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 124,825
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | THIRD HARMONICS BIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Third Harmonics Bio Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | THOR INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Thor Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,596,108
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TIC SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tic Solutions Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 167,866
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TIDEWATER INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tidewater Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 365,440
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TIDEWATER INC One
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tidewater Inc One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,712,794
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TIMBERLAND BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Timberland Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 93,116
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TIMKEN CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Timken Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 732,183
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TIPTREE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tiptree Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 254,976
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TITAN INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Titan International Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 170,929
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TITAN MACHINERY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Titan Machinery Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 83,773
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TOLL BROTHERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Toll Brothers Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,563,453
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TOMPKINS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tompkins Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 258,751
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TOOTSIE ROLL INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tootsie Roll Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 142,601
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TOPGOLF CALLAWAY BRANDS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Topgolf Callaway Brands Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 509,559
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TOWNE BANK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Towne Bank [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 741,248
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TRANSCAT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Transcat Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 69,381
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TRANSOCEAN LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Transocean Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 895,818
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TREDEGAR CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tredegar Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 78,449
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TREEHOUSE FOODS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Treehouse Foods Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 423,346
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TRI POINTE HOMES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tri Pointe Homes Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,000,809
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TRICO BANCSHARES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Trico Bancshares [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 394,971
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TRIMAS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Trimas Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 416,963
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TRIMBLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Trimble Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,776,078
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TRINITY INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Trinity Industries INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 798,647
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TRIPADVISOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tripadvisor INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 261,774
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TRIUMPH FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Triumph Financial INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 253,276
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TRONOX HOLDINGS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tronox Holdings PLC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 200,719
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TRUBRIDGE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Trubridge INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 83,954
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TRUEBLUE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Trueblue INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 19,756
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TRUECAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Truecar INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 80,955
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TRUSTCO BANK CORP NY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Trustco Bank Corp NY [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 316,092
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TRUSTMARK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Trustmark Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 780,792
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TTEC HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ttec Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 17,917
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TTM TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ttm Technologies INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,792,413
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TUTOR PERINI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tutor Perini Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 232,224
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | TWIN DISC INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Twin Disc INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 59,214
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | U-HAUL HOLDING CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		UHaul Holding Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 199,069
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | U-HAUL HOLDING CO 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		UHaul Holding Co One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,484,462
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UFP INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rayonier Advanced Materials [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 658,838
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ULTRALIFE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Umb Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 32,930
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UMB FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Umb Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,583,296
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UNDER ARMOUR INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Under Armour Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 222,740
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UNDER ARMOUR INC CL C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Under Armour Inc Cl C [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 233,342
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UNIFI INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unifi INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,714
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UNIFIRST CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unifirst Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 782,595
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UNITED BANKSHARES INC. W VA.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		United Bankshares INC. W VA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,525,478
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UNITED COMMUNITY BANKS GA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		United Community Banks GA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,067,100
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UNITED FIRE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		United Fire Group INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 272,080
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UNITED NATURAL FOODS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		United natural foods INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 632,323
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UNITY BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unity Bancorp INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 167,211
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UNIVERSAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Universal Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 453,914
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UNIVERSAL ELECTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Universal Electronics INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 20,960
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UNIVERSAL HEALTH SVCS INC CL B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Universal Health Svcs INC Cl B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,677,068
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UNIVERSAL INSURANCE HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Universal Insurance Hldgs INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 342,969
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UNIVERSAL LOGISTICS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Universal Logistics Holdings INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 115,368
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UNIVEST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Univest Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 378,376
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UNUM GROUP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unum Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,428,385
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UPBOUND GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Upbound Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 235,796
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | URBAN ONE INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Urban One Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,435
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | URBAN OUTFITTERS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Urban Outfitters [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,151,327
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | US FOODS HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Us Foods Holding Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,759,170
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | US PHYSICAL THERAPY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Us Physical Therapy Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 186,557
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | USANA HEALTH SCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Usana Health Sciences Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 111,636
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UTAH MEDICAL PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Utah Medical Products Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 43,649
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | UTZ BRANDS INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Utz Brands Inc A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 110,277
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | V2X INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		V2x Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 386,269
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VAALCO ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vaalco Energy Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 110,092
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VALARIS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Valaris Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,040,206
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VALLEY NATL BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Valley Natl Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,830,209
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VANDA PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanda Pharmaceuticals Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 75,093
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VAREX IMAGING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Varex Imaging Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 77,542
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VEECO INSTRUMENT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Veeco Instrument [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 357,936
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VELOCITY FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Velocity Financial Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 164,087
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VENTYX BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ventyx Biosciences Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 34,865
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VERA BRADLEY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vera Bradley Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 30,598
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VERACYTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Veracyte Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 900,266
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VESTIS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vestis [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 242,675
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VIASAT INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Viasat Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 895,891
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VIATRIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Viatris Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,835,496
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VICARIOUS SURGICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		VICARIOUS SURGICAL INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 460
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VICTORY CAPITAL HOLDINGS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		VICTORY CAPITAL HOLDINGS INC CL A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 103,720
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VILLAGE SUPER MKT INC CL A NEW
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Village Super Mkt Inc Cl A New [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 160,233
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VIPER ENERGY INC A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		VIPER ENERGY INC A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,395
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VIRCO MANUFACTURING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Virco Manufacturing Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 27,528
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VIRGINIA NATIONAL BANK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Virginia National Bank Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 28,413
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VIRTRA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Virtra Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,565
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VIRTUS INVESTMENT PARTNERS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Virtus Investment Partners [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 252,556
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VISHAY INTERTECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vishay Intertechnology Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 401,692
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VISHAY PRECISION GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vishay Precision Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 167,360
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VISTEON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Visteon Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 549,298
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VITESSE ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vitesse Energy Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 169,276
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VIVID SEATS INC-CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		VIVID SEATS INCCL A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,396
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VOYA FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Voya Financial Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 698,791
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VOYAGER THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Voyager Therapeutics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 44,680
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | VSE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vse Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 350,723
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WABASH NATIONAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wabash National Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 76,345
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WAFD INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wafd Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 842,261
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WALKER & DUNLOP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		WALKER DUNLOP INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 393,201
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WARRIOR MET COAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Warrior Met Coal Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 451,519
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WASHINGTON TR BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Washington Tr Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 98,224
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WATERSTONE FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Waterstone Financial Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 172,898
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WAYSTAR HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		WAYSTAR HOLDING CORP1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 43,885
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WEATHERFORD INTERNATIONAL PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		WEATHERFORD INTERNATIONAL PLC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 498,829
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WEBSTER FINANCIAL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Webster Financial [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,900,590
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WEIS MARKETS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Weis Markets Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 589,436
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WERNER ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Werner Enterprises Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 557,016
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WESBANCO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wesbanco Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 783,234
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WESCO INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wesco International Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,461,167
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WEST BANCORPORATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		West Bancorporation Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 101,142
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WESTAMERICA BANCORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Westamerica Bancorporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 143,394
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WESTERN ALLIANCE BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Western Alliance Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,307,709
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WESTERN NEW ENGLAND BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Western New England Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 120,672
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WESTLAKE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Western New England Bancorp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 197,494
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WESTWOOD HOLDINGS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Westwood Holdings Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 41,958
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WEYCO GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Weyco Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 97,368
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WHIRLPOOL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Whirlpool Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 555,045
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WHITE MOUNTAINS INS GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		White Mountains Ins Group Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,473,323
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WIDEOPENWEST INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wideopenwest Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WILEY (JOHN) & SONS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		WILEY JOHN SONS INC CL A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 295,181
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WILLAMETTE VALLEY VINEYARD INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Willamette Valley Vineyard Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,330
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WILLIS LEASE FINANCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Willis Lease Finance Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 248,221
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WILLSCOT HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Willscot Holdings Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 48,845
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WILLSCOT HOLDINGS CORP one
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Willscot Holdings Corp One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,170,722
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WINNEBAGO INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Winnebago Industries Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 398,595
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WINTRUST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wintrust Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,386,875
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WORLD ACCEPTANCE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		World Acceptance Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 146,708
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WORLD KINECT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		World Kinect Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 387,485
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WORTHINGTON ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Worthington Enterprises Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 489,554
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WORTHINGTON STEEL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Worthington Steel Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 511,891
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | WSFS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		WSFS Financial Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,012,052
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | XEROX HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Xerox Holdings Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 130,381
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | XPERI INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Xperi Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 59,573
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | YELP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Yelp Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 244,852
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ZAGG INC CVR RT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		ZAGG Inc CVR RT [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ZEBRA TECHNOLOGIES CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zebra Technologies Corp Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,894,590
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ZEBRA TECHNOLOGIES CORP CL A one
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zebra Technologies Corp Cl A One [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,202,863
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ZIFF DAVIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ziff Davis Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 438,180
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ZIONS BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zions Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,415,770
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ZOOMINFO TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zoominfo Technologies Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 574,534
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity | ZUMIEZ INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Zumiez Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 179,849
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DHI GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dhi Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 18,687
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DHT HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dht Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 644,175
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DIAMOND HILL INVEST GRP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Diebold Nixdorf Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 60,512
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DIEBOLD NIXDORF INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		DIAMOND HILL INVEST GRP INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 364,841
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DIGI INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Digi International Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 493,982
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DIGITAL TURBINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Digital Turbine Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 30,605
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DIGITALBRIDGE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Digitalbridge Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 384,022
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DIME COMMUNITY BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dime Community Bancshares Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 351,812
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DIODES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Diodes Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 479,683
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DISTRIBUTION SOLUTIONS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Distribution Solutions Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 115,175
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DLH HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dlh Holdings Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,972
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DMC GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dmc Global Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 34,166
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DNOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		DNOW INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 743,471
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DOCGO INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		DOCGO INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 21,550
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DOLBY LABORATORIES INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		DOLBY LABORATORIES INC CL A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 137,238
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DOLE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dole Plc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 367,375
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DONEGAL GROUP INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Donegal Group Inc Cl A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 238,202
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DORIAN LPG LTD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dorian Lpg Ltd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 378,560
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DORMAN PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dorman Products Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 751,336
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DOUBLEVERIFY HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Doubleverify Holdings Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 235,687
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DOUGLAS DYNAMICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Douglas Dynamics Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 148,329
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DREAM FINDERS HOMES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dream Finders Homes Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 77,241
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DT MIDSTREAM INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dt Midstream Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,574,989
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DUCOMMUN INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ducommun Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 276,923
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DXC TECHNOLOGY CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dxc Technology Co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 768,466
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |DXP ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dxp Enterprises Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 463,533
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |EAGLE BANCORP INC MD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eagle Bancorp Inc Md [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 87,822
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |EAGLE BANCORP MONTANA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eagle Bancorp Montana Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 26,129
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | SMID Cap Value Account | Equity |EAGLE FINANCIAL SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		EAGLE FINANCIAL SERVICES INC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Equity Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,406
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,002,301,302
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Common collective trust | INVESCO SHORT-TERM INVESTMENT FUND**
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Invesco Short-Term Investment Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 96,631,809
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | -cash-
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cash1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ (80,918,082)
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ABBVIE INC 4.65 USD 03/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Abbvie Inc 4.65 Usd 03/15/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,534
EBP, Investment, Maturity Date		Mar. 15, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ABBVIE INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Abbvie Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,720
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ABBVIE INC SR UNSEC 4.80%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Abbvie Inc Sr Unsec 4.80% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 922,973
EBP, Investment, Interest Rate		4.80%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | AEP 5.2 29
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aep 5.2 29 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,164,024
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | AEP TRANSMISSION CO LLC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aep Transmission Co Llc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,975
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | AEP TRANSMISSION CO LLC SR UNSEC 3.10%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aep Transmission Co Llc Sr Unsec 3.10% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,680,880
EBP, Investment, Interest Rate		3.10%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | AERCAP IRELAND CAP/GLOBA 4.875 USD 04/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aercap Ireland Cap/Globa 4.875 Usd 04/01/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,032
EBP, Investment, Maturity Date		Apr. 01, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | AIRCASTLE LTD 144A W/O RTS 2.85 USD 01/26/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aircastle Ltd 144A W/O Rts 2.85 Usd 01/26/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 248,979
EBP, Investment, Maturity Date		Jan. 26, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ALA 2025-OANA A 144A 5.49363 USD 06/15/2040
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ala 2025-Oana A 144A 5.49363 Usd 06/15/2040 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 623,932
EBP, Investment, Maturity Date		Jun. 15, 2040
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ALABAMA POWER CO SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alabama Power Co Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,241
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ALABAMA POWER CO SR UNSEC 4.30%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alabama Power Co Sr Unsec 4.30% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,104,850
EBP, Investment, Interest Rate		4.30%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ALLY 5.543 31
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ally 5.543 31 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,096,872
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ALLY FINANCIAL INC 5.548 USD 07/31/2033
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ally Financial Inc 5.548 Usd 07/31/2033 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,368
EBP, Investment, Maturity Date		Jul. 31, 2033
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ALLY FINANCIAL INC SR UNSEC SOFR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ally Financial Inc Sr Unsec Sofr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,293
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ALLY FINANCIAL INC SR UNSEC SOFR 6.99%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ally Financial Inc Sr Unsec Sofr 6.99% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,902,332
EBP, Investment, Interest Rate		6.99%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ALPHABET INC 4.1 USD 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Alphabet Inc 4.1 Usd 11/15/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,465
EBP, Investment, Maturity Date		Nov. 15, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | AMCOR GROUP FINANCE 5.45 USD 05/23/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amcor Group Finance 5.45 Usd 05/23/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 626,137
EBP, Investment, Maturity Date		May 23, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | AMDOCS LTD SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amdocs Ltd Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,015
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | AMDOCS LTD SR UNSEC 2.54%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amdocs Ltd Sr Unsec 2.54% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 827,913
EBP, Investment, Interest Rate		2.54%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | AMEREN CORP 5 USD 01/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ameren Corp 5 Usd 01/15/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,417
EBP, Investment, Maturity Date		Jan. 15, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | AMERICAN EXPRESS CO 4.351 USD 07/20/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Express Co 4.351 Usd 07/20/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,138
EBP, Investment, Maturity Date		Jul. 20, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | AMERICAN EXPRESS CO SR UNSEC SOFR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Express Co Sr Unsec Sofr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 37,709
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | AMERICAN EXPRESS CO SR UNSEC SOFR 4.35%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Express Co Sr Unsec Sofr 4.35% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,015,594
EBP, Investment, Interest Rate		4.35%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BLOCK FINANCIAL LLC 5.375 USD 09/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Block financial llc 5.375% 09/15/2032 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 622,163
EBP, Investment, Maturity Date		Sep. 15, 2032
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BLUE OWL CREDIT INCOME 7.95 USD 06/13/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Blue owl credit income corp 7.95% 06/13/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 239,969
EBP, Investment, Maturity Date		Jun. 13, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BLUE OWL FINANCE LLC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Blue Owl Finance Llc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,276
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BLUE OWL FINANCE LLC SR UNSEC 3.12%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Blue Owl Finance Llc Sr Unsec 3.12% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 636,233
EBP, Investment, Interest Rate		3.12%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BLUE OWL TECHNOLOGY FIN 6.75 USD 04/04/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Blue owl technology fin 6.75 04042029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 250,507
EBP, Investment, Maturity Date		Apr. 04, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BMARK 2025-V18
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bmark 2025V18 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,841,750
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BMARK 2025-V19
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bmark 2025V19 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,128,236
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BMO 2025-5C9 A3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bmo 20255C9 A3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,515,913
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BNP PARIBAS 144A W/O RTS 5.283 USD 11/19/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bnp Paribas 144a WO Rts 5.283 Usd 11192030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,875
EBP, Investment, Maturity Date		Nov. 19, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BOARDWALK PIPELINES LP 5.375 USD 02/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Boardwalk pipelines lp 5.375% 02/15/2036 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 626,885
EBP, Investment, Maturity Date		Feb. 15, 2036
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BOEING CO/THE SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Boeing CoThe Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 21,760
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BOEING CO/THE SR UNSEC 6.53%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Boeing CoThe Sr Unsec 6.53%[Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,218,111
EBP, Investment, Interest Rate		6.53%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BRIGHTHSE FIN GLBL FUND 144A W/O RTS 5.55 USD 04/09/2027
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brighthse Fin Glbl Fund 144a WO Rts 5.55 Usd 04092027 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,499
EBP, Investment, Maturity Date		Apr. 09, 2027
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BRKHEC 2.7 30
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brkhec 2.7 30 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,779,455
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BROADCOM CRP / CAYMN FI SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Broadcom Crp Caymn Fi Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 72,625
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BROADCOM CRP / CAYMN FI SR UNSEC 3.50%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Broadcom Crp Caymn Fi Sr Unsec 3.50% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,464,493
EBP, Investment, Interest Rate		3.50%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BROADCOM INC 5.05 USD 07/12/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Broadcom inc 5.05% 07/12/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,032
EBP, Investment, Maturity Date		Jul. 12, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BROOKFIELD ASSET MANAGEM 4.653 USD 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brookfield Asset Management Ltd 4.653 11152030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 250,349
EBP, Investment, Maturity Date		Nov. 15, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BROOKFIELD ASSET MANAGEM SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brookfield Asset Managem Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,890
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BROOKFIELD ASSET MANAGEM SR UNSEC 4.65%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brookfield Asset Managem Sr Unsec 4.65% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 706,491
EBP, Investment, Interest Rate		4.65%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BROWN & BROWN INC 4.7 USD 06/23/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Brown & brown inc 4.7% 06/23/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 244,215
EBP, Investment, Maturity Date		Jun. 23, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | BX 2025-VLT7 A 144A 5.45012 USD 07/15/2044
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		BX 2025VLT7 A 144A 5.45012 USD 07152044 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 622,557
EBP, Investment, Maturity Date		Jul. 15, 2044
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | C 4.3 26
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		C 4.3 26 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,022,058
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CABOT CORP 4 USD 07/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cabot Corp 4 Usd 07012029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 626,751
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CAIXABANK SA 144A W/O RTS 4.885 USD 07/03/2031
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Caixabank sa 144a 4.885 07032031 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,359
EBP, Investment, Maturity Date		Jul. 03, 2031
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CANADIAN IMPERIAL BANK 4.857 USD 03/30/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Canadian Imperial Bank 4.857 03302029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,663
EBP, Investment, Maturity Date		Mar. 30, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CAPITAL ONE FINANCIAL CO 4.493 USD 09/11/2031
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Capital One Financial Co 4.493 09112031 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,013
EBP, Investment, Maturity Date		Sep. 11, 2031
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CAPITAL POWER US HOLDING 144A W/O RTS 5.257 USD 06/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Capital Power Us Holding 144a WO Rts 5.257 06012028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,764
EBP, Investment, Maturity Date		Jun. 01, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CARDINAL HEALTH INC 5 USD 11/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cardinal Health Inc 5 11152029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,653
EBP, Investment, Maturity Date		Nov. 15, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CARGILL INC 144A W/O RTS 4.125 USD 10/23/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cargill Inc 144a WO Rts 4.125 10232030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,847
EBP, Investment, Maturity Date		Oct. 23, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CARLYLE SECURED LENDING 5.75 USD 02/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Carlyle Secured Lending 5.75 02152031 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 250,710
EBP, Investment, Maturity Date		Feb. 15, 2031
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CARMX 2024-3 A3 4.89 USD 07/16/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Carmx 20243 A3 4.89 07162029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,225
EBP, Investment, Maturity Date		Jul. 16, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CARMX 2025-2 A3 4.48 USD 03/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Carmx 20252 A3 4.48 Usd 03152030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 440,665
EBP, Investment, Maturity Date		Mar. 15, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CBOE GLOBAL MARKETS INC SR UNSEC SMR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cboe Global Markets Inc Sr Unsec Smr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 37,696
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CBOE GLOBAL MARKETS INC SR UNSEC SMR 3.65%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cboe Global Markets Inc Sr Unsec Smr 3.65% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,196,557
EBP, Investment, Interest Rate		3.65%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CDW LLC/CDW FINANCE 3.276 USD 12/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		CDW LLC/CDW FINANCE 3.276 USD 12/01/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 626,655
EBP, Investment, Maturity Date		Dec. 01, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CDW LLC/CDW FINANCE SR UNSEC SMR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cdw LlcCdw Finance Sr Unsec Smr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,563
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CDW LLC/CDW FINANCE SR UNSEC SMR 2.67%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		CDW LLC/CDW FINANCE SR UNSEC SMR 2.67% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,467,842
EBP, Investment, Interest Rate		2.67%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CENCORA INC SR UNSEC SMR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cencora Inc Sr Unsec Smr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,587
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CENCORA INC SR UNSEC SMR 4.85%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cencora Inc Sr Unsec Smr 4.85% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,227,972
EBP, Investment, Interest Rate		4.85%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CENOVUS ENERGY INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cenovus Energy Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,707
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CENOVUS ENERGY INC SR UNSEC 4.65%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cenovus Energy Inc Sr Unsec 4.65% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 698,503
EBP, Investment, Interest Rate		4.65%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CENTERPOINT ENERGY INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Centerpoint Energy Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,867
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CENTERPOINT ENERGY INC SR UNSEC 2.95%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Centerpoint Energy Inc Sr Unsec 2.95% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 759,280
EBP, Investment, Interest Rate		2.95%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CGI INC SR UNSEC 144A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cgi Inc Sr Unsec 144A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,713
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CGI INC SR UNSEC 144A 4.95%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cgi Inc Sr Unsec 144A 4.95% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,015,298
EBP, Investment, Interest Rate		4.95%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CHEVRON USA INC 4.687 USD 04/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		CHEVRON USA INC 4.687% 04/15/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,422
EBP, Investment, Maturity Date		Apr. 15, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CHOICE HOTELS INTL INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Choice Hotels Intl Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,467
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CHOICE HOTELS INTL INC SR UNSEC 3.70%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Choice Hotels Intl Inc Sr Unsec 3.70 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 779,301
EBP, Investment, Interest Rate		3.70%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CHUBB INA HOLDINGS LLC 4.65 USD 08/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		CHUBB INA HOLDINGS LLC 4.65 USD 08/15/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,719
EBP, Investment, Maturity Date		Aug. 15, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CIGNA GROUP/THE SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cigna GroupThe Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,700
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CIGNA GROUP/THE SR UNSEC 4.50%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		CIGNA GROUP/THE SR UNSEC 4.50% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 806,419
EBP, Investment, Interest Rate		4.50%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CITIGROUP INC 4.643 USD 05/07/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		CITIGROUP INC 4.643 USD 05/07/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,308
EBP, Investment, Maturity Date		May 07, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CMS ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cms Energy Corp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 23,460
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CMS ENERGY CORP 3.45%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cms Energy Corp 3.45% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,785,123
EBP, Investment, Interest Rate		3.45%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CNH 2024-C A3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cnh 2024C A3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,904,878
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CNH INDUSTRIAL CAP LLC 4.75 USD 03/21/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		CNH INDUSTRIAL CAP LLC 4.75 USD 03/21/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,154
EBP, Investment, Maturity Date		Mar. 21, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CNO GLOBAL FUNDING 144A W/O RTS 4.7 USD 12/11/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		CNO GLOBAL FUNDING 144A W/O RTS 4.7 USD 12/11/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 250,177
EBP, Investment, Maturity Date		Dec. 11, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | COCA-COLA CO/THE SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		CocaCola CoThe Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 963
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | COCA-COLA CO/THE SR UNSEC 1.65%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		CocaCola CoThe Sr Unsec 1.65% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 634,237
EBP, Investment, Interest Rate		1.65%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | COF 4.1 27
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cof 4.1 27 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,033,695
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | COF 5.7 30
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cof 5.7 30 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,126,900
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | COLD 5.6 32
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cold 5.6 32 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,027,838
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | COMMONWEALTH BK AUSTR NY 4.423 USD 03/14/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Commonwealth Bk Austr Ny 4.423 03142028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,898
EBP, Investment, Maturity Date		Mar. 14, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CONAGRA BRANDS INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Conagra Brands Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,896
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CONAGRA BRANDS INC SR UNSEC 1.38%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Conagra Brands Inc Sr Unsec 1.38% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,616,492
EBP, Investment, Interest Rate		1.38%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CONNECTICUT LIGHT & PWR 1ST REF MORT SEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Connecticut Light Pwr 1St Ref Mort Sec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 25,440
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CONNECTICUT LIGHT & PWR 1ST REF MORT SEC 3.20%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Connecticut Light And Pwr 1St Ref Mort Sec 3.20 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,678,223
EBP, Investment, Interest Rate		3.20%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CONSTELLATION BRANDS INC 4.8 USD 01/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Constellation Brands Inc 4.8 Usd 01152029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,389
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | COOPERATIEVE RABOBANK UA 144A W/O RTS 4.99 USD 05/27/2031
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cooperatieve Rabobank Ua 144A WO Rts 4.99 05272031 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,329
EBP, Investment, Maturity Date		May 27, 2031
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | COREBRIDGE FINANCIAL INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Corebridge Financial Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 19,406
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | COREBRIDGE FINANCIAL INC SR UNSEC 3.65%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Corebridge Financial Inc Sr Unsec 3.65% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,187,677
EBP, Investment, Interest Rate		3.65%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | COREBRIDGE GLOB FUNDING 144A W/O RTS 5.2 USD 06/24/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Corebridge Glob Funding 144a W/O Rts 5.2 Usd 06/24/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 243,729
EBP, Investment, Maturity Date		Jun. 24, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CRBG 3.85 29
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Crbg 3.85 29 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,985,858
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CREDIT AGRICOLE SA 144A W/O RTS 5.23 USD 01/09/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Credit Agricole Sa 144a W/O Rts 5.23 Usd 01/09/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,723
EBP, Investment, Maturity Date		Jan. 09, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CRH SMW FINANCE DAC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Crh Smw Finance Dac Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 24,486
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CRH SMW FINANCE DAC SR UNSEC 5.12%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Crh Smw Finance Dac Sr Unsec 5.12% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,032,039
EBP, Investment, Interest Rate		5.12%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CROWN CASTLE INTL CORP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Crown Castle Intl Corp Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,725
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CROWN CASTLE INTL CORP SR UNSEC 2.10%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Crown Castle Intl Corp Sr Unsec 2.10% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 795,541
EBP, Investment, Interest Rate		2.10%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CSAIL 2018-CX11
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Csail 2018-Cx11 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,043,492
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CUMMINS INC 5.3 USD 05/09/2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cummins Inc 5.3 Usd 05/09/2035 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,218
EBP, Investment, Maturity Date		May 09, 2035
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CVS 3 26
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cvs 3 26 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,009,398
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | CVS HEALTH CORP 5.45 USD 09/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cvs Health Corp 5.45 Usd 09/15/2035 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 623,303
EBP, Investment, Maturity Date		Sep. 15, 2035
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | DAIMLER TRUCK FINAN NA 144A W/O RTS 5.375 USD 01/13/2032
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Daimler Truck Finan Na 144a W/O Rts 5.375 Usd 01/13/2032 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,921
EBP, Investment, Maturity Date		Jan. 13, 2032
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | DELL INT LLC / EMC CORP 4.75 USD 10/06/2032
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dell Int Llc / Emc Corp 4.75 Usd 10/06/2032 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,995
EBP, Investment, Maturity Date		Oct. 06, 2032
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | DELTA AIR LINES 2020-AA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Delta Air Lines 2020-Aa [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,036
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | DELTA AIR LINES 2020-AA 2.00%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Delta Air Lines 2020-Aa 2.00% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,668,800
EBP, Investment, Interest Rate		2.00%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | DEUTSCHE BANK NY 5.297 USD 05/09/2031
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Deutsche Bank Ny 5.297 Usd 05/09/2031 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 623,993
EBP, Investment, Maturity Date		May 09, 2031
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | DNB BANK ASA 144A W/O RTS 4.853 USD 11/05/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dnb Bank Asa 144a W/O Rts 4.853 Usd 11/05/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,070
EBP, Investment, Maturity Date		Nov. 05, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | DOMINION ENERGY INC 4.6 USD 05/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dominion Energy Inc 4.6 Usd 05/15/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,051
EBP, Investment, Maturity Date		May 15, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | DTE ENERGY CO 4.95 USD 07/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dte Energy Co 4.95 Usd 07/01/2027 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,912
EBP, Investment, Maturity Date		Jul. 01, 2027
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | DUKE ENERGY CAROLINAS 1ST MTGE SEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Duke Energy Carolinas 1st Mtge Sec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,479
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | DUKE ENERGY CAROLINAS 1ST MTGE SEC 2.45%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Duke Energy Carolinas 1st Mtge Sec 2.45% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 663,943
EBP, Investment, Interest Rate		2.45%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | DXC TECHNOLOGY CO 2.375 USD 09/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dxc Technology Co 2.375 Usd 09/15/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 627,134
EBP, Investment, Maturity Date		Sep. 15, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | EASTMAN CHEMICAL CO 5 USD 08/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Eastman Chemical Co 5 Usd 08/01/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,988
EBP, Investment, Maturity Date		Aug. 01, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | EBAY INC 4.25 USD 03/06/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ebay Inc 4.25 Usd 03/06/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,190
EBP, Investment, Maturity Date		Mar. 06, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ELEMENT FLEET MANAGEMENT 144A W/O RTS 5.037 USD 03/25/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Element Fleet Management 144a W/O Rts 5.037 Usd 03/25/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 626,007
EBP, Investment, Maturity Date		Mar. 25, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ELEVANCE HEALTH INC 4 USD 09/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Elevance Health Inc 4 Usd 09/15/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,590
EBP, Investment, Maturity Date		Sep. 15, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ENACT HOLDINGS INC 6.25 USD 05/28/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Enact Holdings Inc 6.25 Usd 05/28/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,601
EBP, Investment, Maturity Date		May 28, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ENEL FINANCE INTL NV 144A W/O RTS 4.375 USD 09/30/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Enel Finance Intl Nv 144a W/O Rts 4.375 Usd 09/30/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,756
EBP, Investment, Maturity Date		Sep. 30, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ENERGY TRANSFER LP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Energy Transfer Lp Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,975
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ENERGY TRANSFER LP SR UNSEC 5.70%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Energy Transfer Lp Sr Unsec 5.70% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 726,262
EBP, Investment, Interest Rate		5.70%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ENTERGY CORP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Entergy Corp Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,387
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ENTERGY CORP SR UNSEC 2.40%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Entergy Corp Sr Unsec 2.40% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,170,828
EBP, Investment, Interest Rate		2.40%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | EPR PROPERTIES 4.75 USD 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Epr Properties 4.75 Usd 11/15/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,874
EBP, Investment, Maturity Date		Nov. 15, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | EPR PROPERTIES SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Epr Properties Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,644
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | EPR PROPERTIES SR UNSEC 4.75%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Epr Properties Sr Unsec 4.75% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,206,996
EBP, Investment, Interest Rate		4.75%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | EQUIFAX INC 5.1 USD 06/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Equifax Inc 5.1 Usd 06/01/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 627,053
EBP, Investment, Maturity Date		Jun. 01, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | EQUIFAX INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Equifax Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,169
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | EQUIFAX INC SR UNSEC 3.10%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Equifax Inc Sr Unsec 3.10% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 758,618
EBP, Investment, Interest Rate		3.10%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | EQUINIX EU 2 FINANCING C 4.6 USD 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Equinix Eu 2 Financing C 4.6 Usd 11/15/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,202
EBP, Investment, Maturity Date		Nov. 15, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | EQUINIX EU 2 FINANCING C SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Equinix Eu 2 Financing C Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,747
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | EQUINIX EU 2 FINANCING C SR UNSEC 4.60%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Equinix Eu 2 Financing C Sr Unsec 4.60% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,104,548
EBP, Investment, Interest Rate		4.60%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | EQUITABLE AMERICA GLOBAL 144A W/O RTS 4.65 USD 06/09/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Equitable America Global 144a W/O Rts 4.65 Usd 06/09/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,283
EBP, Investment, Maturity Date		Jun. 09, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ESSENT GROUP LTD 6.25 USD 07/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Essent Group Ltd 6.25 Usd 07/01/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,537
EBP, Investment, Maturity Date		Jul. 01, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ESSENT GROUP LTD SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Essent Group Ltd Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,500
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ESSENT GROUP LTD SR UNSEC 6.25%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Essent Group Ltd Sr Unsec 6.25% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 418,004
EBP, Investment, Interest Rate		6.25%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ESSENTIAL PROPERTIES LP 5.4 USD 12/01/2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Essential Properties Lp 5.4 Usd 12/01/2035 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 626,262
EBP, Investment, Maturity Date		Dec. 01, 2035
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ESSENTIAL UTILITIES INC 4.8 USD 08/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Essential Utilities Inc 4.8 Usd 08/15/2027 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,308
EBP, Investment, Maturity Date		Aug. 15, 2027
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ETR 2.95 26
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Etr 2.95 26 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,004,773
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | EVERGY KANSAS CENTRAL SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Evergy Kansas Central Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 25,380
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | EVERGY KANSAS CENTRAL SR UNSEC 4.70%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Evergy Kansas Central Sr Unsec 4.70% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,828,889
EBP, Investment, Interest Rate		4.70%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | EXR 2.35 32
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Exr 2.35 32 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,764,556
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | EXTRA SPACE STORAGE LP 5.7 USD 04/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Extra Space Storage Lp 5.7 Usd 04/01/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,473
EBP, Investment, Maturity Date		Apr. 01, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | F&G GLOBAL FUNDING 144A W/O RTS 4.65 USD 09/08/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		F&G Global Funding 144a W/O Rts 4.65 Usd 09/08/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 250,283
EBP, Investment, Maturity Date		Sep. 08, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FACTSET RESEARCH SYSTEMS SR UNSEC SMR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Factset Research Systems Sr Unsec Smr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,467
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FACTSET RESEARCH SYSTEMS SR UNSEC SMR 2.90%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Factset Research Systems Sr Unsec Smr 2.90% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,576,825
EBP, Investment, Interest Rate		2.90%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FED CAISSES DESJARDINS 144A W/O RTS 5.7 USD 03/14/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fed Caisses Desjardins 144a W/O Rts 5.7 Usd 03/14/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 623,837
EBP, Investment, Maturity Date		Mar. 14, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FELLS POINT FUNDING TR 144A W/O RTS 3.046 USD 01/31/2027
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fells Point Funding Tr 144a W/O Rts 3.046 Usd 01/31/2027 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,485
EBP, Investment, Maturity Date		Jan. 31, 2027
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FIDELITY NATL FINANCIAL SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Natl Financial Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 7,214
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FIDELITY NATL FINANCIAL SR UNSEC 2.45%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Natl Financial Sr Unsec 2.45% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 895,080
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Investment, Interest Rate		2.45%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FIFTH THIRD BANK NA 4.967 USD 01/28/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fifth Third Bank Na 4.967 Usd 01/28/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,548
EBP, Investment, Maturity Date		Jan. 28, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FIRSTENERGY CORP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Firstenergy Corp Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 38,272
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FIRSTENERGY CORP SR UNSEC 4.15%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Firstenergy Corp Sr Unsec 4.15% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,993,557
EBP, Investment, Interest Rate		4.15%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FN 2 2/1/2052
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fn 2 2/1/2052 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,329,377
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FN 2 3/1/2036
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fn 2 3/1/2036 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 24,959,461
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FN CB0912
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fn Cb0912 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,577,005
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FN CC0749
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fn Cc0749 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,045,031
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FN CC1442
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fn Cc1442 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,681,120
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FN FA3723
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fn Fa3723 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,506,060
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNCI 2 1/1/2041
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnci 2 1/1/2041 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,780,042
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNCI 2.5 1/1/20
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnci 2.5 1/1/20 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,841,420
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNCI 3 1/1/2041
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnci 3 1/1/2041 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,744,479
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNCI 3.5 1/1/20
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnci 3.5 1/1/20 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,791,057
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNCI 4 1/1/2041
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnci 4 112041 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,911,561
EBP, Investment, Maturity Date		Jan. 01, 2041
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNCI 4.5 1/1/20
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnci 4point5 1120 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,010,909
EBP, Investment, Maturity Date		Jan. 01, 2020
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNCI 5 1/1/2041
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnci 5 112041 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,076,837
EBP, Investment, Maturity Date		Jan. 01, 2041
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNCL 2 1/1/2056
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fncl 2 112056 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,279,587
EBP, Investment, Maturity Date		Jan. 01, 2056
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNCL 2.5 1/1/20
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fncl 2point5 1120 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,307,509
EBP, Investment, Maturity Date		Jan. 01, 2020
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNCL 3 1/1/2056
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fncl 3 112056 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,083,352
EBP, Investment, Maturity Date		Jan. 01, 2056
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNCL 3.5 1/1/20
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fncl 3point5 1120 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,554,066
EBP, Investment, Maturity Date		Jan. 01, 2020
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNCL 4 1/1/2056
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fncl 4 112056 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,749,343
EBP, Investment, Maturity Date		Jan. 01, 2056
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNCL 4.5 1/1/20
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fncl 4point5 1120 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,911,070
EBP, Investment, Maturity Date		Jan. 01, 2020
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNCL 5 1/1/2056
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fncl 5 112056 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,496,473
EBP, Investment, Maturity Date		Jan. 01, 2056
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNCL 5.5 1/1/20
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fncl 5point5 1120 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,635,732
EBP, Investment, Maturity Date		Jan. 01, 2020
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNCL 6 1/26
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fncl 6 126 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,630,021
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA PASS THRU 30YR #FA3479
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pass thru 30yr fa3479 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 88,038
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA PASS THRU 30YR #FA3479 4.50%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pass thru 30yr fa3479 4point50percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 23,045,807
EBP, Investment, Interest Rate		4.50%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA PASS THRU 30YR #MA5528
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pass thru 30yr ma5528 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 22,706
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA PASS THRU 30YR #MA5528 4.00%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pass thru 30yr ma5528 4point00percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,475,771
EBP, Investment, Interest Rate		4.00%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA PASS THRU 30YR #MA5944 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pass thru 30yr ma5944 5point00percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 87,775
EBP, Investment, Interest Rate		5.00%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA PASS THRU 30YR #MA5945 5.50%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pass thru 30yr ma5945 5point50percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 86,739
EBP, Investment, Interest Rate		5.50%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA POOL BQ6913 2 USD 12/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pool bq6913 2 usd 12012051 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,739,840
EBP, Investment, Maturity Date		Dec. 01, 2051
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA POOL FA0608 5.5 USD 02/01/2055
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pool fa0608 5point5 usd 02012055 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,668,577
EBP, Investment, Maturity Date		Feb. 01, 2055
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA POOL FM8442 2.5 USD 08/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pool fm8442 2point5 usd 08012051 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 572,595
EBP, Investment, Maturity Date		Aug. 01, 2051
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA POOL FS5045 2.5 USD 10/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pool fs5045 2point5 usd 10012051 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,648,088
EBP, Investment, Maturity Date		Oct. 01, 2051
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA POOL MA4838 3.5 USD 12/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pool ma4838 3point5 usd 12012052 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,450,275
EBP, Investment, Maturity Date		Dec. 01, 2052
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA POOL MA5801 5.5 USD 08/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pool ma5801 5point5 usd 08012040 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,909,267
EBP, Investment, Maturity Date		Aug. 01, 2040
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA POOL RQ0042 6.5 USD 08/01/2055
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pool rq0042 6point5 usd 08012055 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,401,199
EBP, Investment, Maturity Date		Aug. 01, 2055
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA POOL RQ0075 5 USD 12/01/2055
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pool rq0075 5 usd 12012055 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,609,402
EBP, Investment, Maturity Date		Dec. 01, 2055
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA POOL SD8235 3 USD 08/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pool sd8235 3 usd 08012052 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,837,528
EBP, Investment, Maturity Date		Aug. 01, 2052
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA POOL SD8439 6 USD 06/01/2054
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pool sd8439 6 usd 06012054 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,318,385
EBP, Investment, Maturity Date		Jun. 01, 2054
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA POOL SD8484 4 USD 11/01/2054
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pool sd8484 4 usd 11012054 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,309,363
EBP, Investment, Maturity Date		Nov. 01, 2054
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA POOL SL3658 3 USD 10/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma pool sl3658 3 usd 10012053 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,025,789
EBP, Investment, Maturity Date		Oct. 01, 2053
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA TBA 3.0% FEB 30YR 3.00%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma tba 3point0percent feb 30yr 3point00percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 138,697
EBP, Investment, Interest Rate		3.00%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA TBA 3.5% FEB 30YR 3.50%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma tba 3point5percent feb 30yr 3point50percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 139,201
EBP, Investment, Interest Rate		3.50%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA TBA 5.0% FEB 30YR 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma tba 5point0percent feb 30yr 5point00percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 106,895
EBP, Investment, Interest Rate		5.00%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA TBA 5.5% FEB 30YR 5.50%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma tba 5point5percent feb 30yr 5point50percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 86,420
EBP, Investment, Interest Rate		5.50%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA TBA 6.0% FEB 30YR 6.00%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma tba 6point0percent feb 30yr 6point00percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 52,495
EBP, Investment, Interest Rate		6.00%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FNMA TBA POOL FEB 30 YR 4.5 4.5 USD 02/01/2056
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fnma tba pool feb 30 yr 4point5 4point5 usd 02012056 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,020,789
EBP, Investment, Maturity Date		Feb. 01, 2056
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FORDO 2025-C A3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fordo 2025c a3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,043,932
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FORTINET INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fortinet inc sr unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,182
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FORTINET INC SR UNSEC 2.20%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fortinet inc sr unsec 2point20percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 718,054
EBP, Investment, Interest Rate		2.20%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FORTITUDE GLOBAL FUNDING 144A W/O RTS 4.625 USD 10/06/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fortitude Global Funding 144A 144A W/O RTS 4point625 USD 10/06/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,835
EBP, Investment, Maturity Date		Oct. 06, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FR RA4095
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fr Ra4095 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 21,138,845
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FR RJ1427
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fr Rj1427 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,809,867
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FR SB1743
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fr Sb1743 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,047,949
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FR SB1744
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fr Sb1744 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,174,779
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | FR SB8102
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fr Sb8102 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,516,263
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | G2SF 2 1/1/2056
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		G2Sf 2 1/1/2056 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,145,655
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | G2SF 2.5 1/1/20
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		G2Sf 2.5 1/1/20 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,319,399
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | G2SF 3 1/1/2056
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		G2Sf 3 1/1/2056 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,600,595
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | G2SF 4 1/1/2056
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		G2Sf 4 1/1/2056 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,893,653
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | G2SF 4.5 1/1/20
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		G2Sf 4.5 1/1/20 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,929,594
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | G2SF 5 1/1/2056
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		G2Sf 5 1/1/2056 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,002,211
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | G2SF 5.5 1/1/20
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		G2Sf 5.5 1/1/20 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,051,617
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | G2SF 6 1/1/2056
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		G2Sf 6 1/1/2056 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,067,572
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GA GLOBAL FUNDING TRUST 144A W/O RTS 2.25 USD 01/06/2027
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ga Global Funding Trust 144A W/O Rts 2.25 Usd 01/06/2027 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,135
EBP, Investment, Maturity Date		Jan. 06, 2027
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GALC 2025-1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Galc 2025-1 A3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,252,652
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GARTNER INC 5.6 USD 11/20/2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gartner Inc 5.6 Usd 11/20/2035 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,555
EBP, Investment, Maturity Date		Nov. 20, 2035
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GATX CORP 5.5 USD 06/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gatx Corp 5.5 Usd 06/15/2035 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 242,884
EBP, Investment, Maturity Date		Jun. 15, 2035
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GBDC 2.5 26
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gbdc 2.5 26 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,987,201
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GEN LUX SARL/GEN USA INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gen Lux Sarl/Gen Usa Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,800
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GEN LUX SARL/GEN USA INC SR UNSEC 6.00%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gen Lux Sarl/Gen Usa Inc Sr Unsec 6.00% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 418,637
EBP, Investment, Interest Rate		6.00%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GENERAL MOTORS FINL CO 5.05 USD 04/04/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		General Motors Finl Co 5.05 Usd 04/04/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,749
EBP, Investment, Maturity Date		Apr. 04, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GENUINE PARTS CO 4.95 USD 08/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Genuine Parts Co 4.95 Usd 08/15/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 627,736
EBP, Investment, Maturity Date		Aug. 15, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GEORGIA POWER CO 4 USD 10/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Georgia Power Co 4 Usd 10/01/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 626,894
EBP, Investment, Maturity Date		Oct. 01, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GLAXOSMITHKLINE CAPITAL 4.5 USD 04/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Glaxosmithkline Capital 4.5 Usd 04/15/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,189
EBP, Investment, Maturity Date		Apr. 15, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GLENCORE FUNDING LLC 144A W/O RTS 5.186 USD 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Glencore Funding Llc 144A W/O Rts 5.186 Usd 04/01/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,869
EBP, Investment, Maturity Date		Apr. 01, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GLOBAL PAYMENTS INC 4.875 USD 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]			EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Global Payments Inc 4.875 Usd 11/15/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 626,322
EBP, Investment, Maturity Date		Nov. 15, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GM 4 26
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gm 4 26 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,017,977
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GOLDMAN SACHS GROUP INC 5.049 USD 07/23/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Goldman Sachs Group Inc 5.049 Usd 07/23/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,318
EBP, Investment, Maturity Date		Jul. 23, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GOLDMAN SACHS PRIVATE CR 144A W/RTS 5.375 USD 01/31/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Goldman Sachs Private Cr 144A W/Rts 5.375 Usd 01/31/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,838
EBP, Investment, Maturity Date		Jan. 31, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GOLUB CAPITAL BDC 7.05 USD 12/05/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Golub Capital Bdc 7.05 Usd 12/05/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 250,294
EBP, Investment, Maturity Date		Dec. 05, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GP 2.1 27
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gp 2.1 27 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,961,239
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GPC 1.875 30
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gpc 1.875 30 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,645,164
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GS 4.369 31
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gs 4.369 31 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,006,110
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GSMS 2023-SHIP A 4.466408 USD 09/10/2038
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Gsms 2023-Ship A 4.466408 Usd 09/10/2038 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 206,435
EBP, Investment, Maturity Date		Sep. 10, 2038
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | GUARDIAN LIFE GLOB FUND 144A W/O RTS 4.402 USD 12/11/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Guardian Life Glob Fund 144A W/O Rts 4.402 Usd 12/11/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,699
EBP, Investment, Maturity Date		Dec. 11, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HALEON US CAPITAL LLC SR UNSEC SMR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Haleon US Capital Llc Sr Unsec Smr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,369
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HALEON US CAPITAL LLC SR UNSEC SMR 3.38%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Haleon US Capital Llc Sr Unsec Smr 3.38% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,760,921
EBP, Investment, Interest Rate		3.38%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HAROT 2025-4 A3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Harot 2025-4 A3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,070,777
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HART 2025-C A3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hart 2025-C A3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,748,257
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HCA INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hca Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,251
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HCA INC SR UNSEC 4.60%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hca Inc Sr Unsec 4.60% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,687,670
EBP, Investment, Interest Rate		4.60%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HELMERICH & PAYNE INC 4.85 USD 12/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Helmerich & Payne Inc 4.85 Usd 12/01/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 627,963
EBP, Investment, Maturity Date		Dec. 01, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HERCULES CAPITAL INC 3.375 USD 01/20/2027
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hercules Capital Inc 3.375 Usd 01/20/2027 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 250,263
EBP, Investment, Maturity Date		Jan. 20, 2027
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HNDA 4.9 27
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hnda 4.9 27 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 635,710
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HONEYWELL INTERNATIONAL 4.7 USD 02/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Honeywell International 4.7 Usd 02/01/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,420
EBP, Investment, Maturity Date		Feb. 01, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HOST HOTELS & RESORTS LP 4.25 USD 12/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Host Hotels & Resorts Lp 4.25 Usd 12/15/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 627,519
EBP, Investment, Maturity Date		Dec. 15, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HOST HOTELS & RESORTS LP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Host Hotels & Resorts Lp Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,950
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HOST HOTELS & RESORTS LP SR UNSEC 3.38%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Host Hotels & Resorts Lp Sr Unsec 3.38% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,249,549
EBP, Investment, Interest Rate		3.38%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HP ENTERPRISE CO 4.55 USD 10/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hp Enterprise Co 4.55 Usd 10/15/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,145
EBP, Investment, Maturity Date		Oct. 15, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HPEFS 2025-2A A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hpefs 2025-2a A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,285,458
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HPS CORPORATE LENDING FU 5.45 USD 01/14/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hps Corporate Lending Fu 5.45 Usd 01/14/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,741
EBP, Investment, Maturity Date		Jan. 14, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HSBC HOLDINGS PLC 5.13 USD 11/19/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hsbc Holdings Plc 5.13 Usd 11/19/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,078
EBP, Investment, Maturity Date		Nov. 19, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HUNTINGTON BANCSHARES 6.208 USD 08/21/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Huntington Bancshares 6.208 Usd 08/21/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,655
EBP, Investment, Maturity Date		Aug. 21, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HYATT HOTELS CORP 5.25 USD 06/30/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hyatt Hotels Corp 5.25 Usd 06/30/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 609,706
EBP, Investment, Maturity Date		Jun. 30, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HYATT HOTELS CORP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hyatt Hotels Corp Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,119
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HYATT HOTELS CORP SR UNSEC 5.75%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hyatt Hotels Corp Sr Unsec 5.75% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,361,672
EBP, Investment, Interest Rate		5.75%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HYNMTR 5.25 27
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hynmtr 5.25 27 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,073,233
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | HYUNDAI CAPITAL AMERICA 144A W/O RTS 5.15 USD 03/27/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Hyundai Capital America 144a W/O Rts 5.15 Usd 03/27/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,328
EBP, Investment, Maturity Date		Mar. 27, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ILLUMINA INC 4.75 USD 12/12/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Illumina Inc 4.75 Usd 12/12/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 628,400
EBP, Investment, Maturity Date		Dec. 12, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | IMPERIAL BRANDS FIN PLC 144A W/O RTS 4.5 USD 06/30/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Imperial Brands Fin Plc 144a W/O Rts 4.5 Usd 06/30/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 611,150
EBP, Investment, Maturity Date		Jun. 30, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | INTC 3.75 27
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Intc 3.75 27 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,011,889
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | INTERSTATE POWER & LIGHT SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Interstate Power & Light Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,800
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | INTERSTATE POWER & LIGHT SR UNSEC 3.60%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Interstate Power & Light Sr Unsec 3.60% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,177,528
EBP, Investment, Interest Rate		3.60%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | IQVIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Iqvia Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,468
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | IQVIA INC 5.70%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Iqvia Inc 5.70% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,345,838
EBP, Investment, Interest Rate		5.70%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | IQVIA INC 6.25 USD 02/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Iqvia Inc 6.25 Usd 02/01/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 626,800
EBP, Investment, Maturity Date		Feb. 01, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | ITC HOLDINGS CORP 144A W/O RTS 4.95 USD 09/22/2027
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Itc Holdings Corp 144a W/O Rts 4.95 Usd 09/22/2027 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,497
EBP, Investment, Maturity Date		Sep. 22, 2027
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | J.P. MORGAN SECURITIES LLC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		J.P. Morgan Securities Llc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ (282,285)
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | JABIL INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jabil Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 22,708
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | JABIL INC SR UNSEC 5.45%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jabil Inc Sr Unsec 5.45% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,034,205
EBP, Investment, Interest Rate		5.45%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | JACKSON NATL LIFE GLOBAL 144A W/O RTS 4.7 USD 06/05/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jackson Natl Life Global 144a W/O Rts 4.7 Usd 06/05/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,378
EBP, Investment, Maturity Date		Jun. 05, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | JEFFERIES FIN GROUP INC 5.875 USD 07/21/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jefferies Fin Group Inc 5.875 Usd 07/21/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,327
EBP, Investment, Maturity Date		Jul. 21, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | JOHNSON CONTROLS/TYCO FI 5.5 USD 04/19/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Johnson Controls/Tyco Fi 5.5 Usd 04/19/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,764
EBP, Investment, Maturity Date		Apr. 19, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | JONES LANG LASALLE INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jones Lang Lasalle Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,875
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | JONES LANG LASALLE INC SR UNSEC 6.88%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jones Lang Lasalle Inc Sr Unsec 6.88% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,285,288
EBP, Investment, Interest Rate		6.88%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | JPM 2.956 31
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jpm 2.956 31 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,841,917
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | JPMORGAN CHASE & CO 2.069 USD 06/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jpmorgan Chase & Co 2.069 Usd 06/01/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,847
EBP, Investment, Maturity Date		Jun. 01, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | JPMORGAN CHASE & CO SR UNSEC TSFR3M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jpmorgan Chase & Co Sr Unsec Tsfr3M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 133,946
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | JPMORGAN CHASE & CO SR UNSEC TSFR3M 3.78%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jpmorgan Chase & Co Sr Unsec Tsfr3M 3.78% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,483,463
EBP, Investment, Interest Rate		3.78%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | JXN 4.9 27
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jxn 4.9 27 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,092,765
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | KBC GROUP NV 144A W/O RTS 4.454 USD 09/23/2031
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kbc Group Nv 144A WO Rts 4454 Usd 09232031 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,332
EBP, Investment, Maturity Date		Sep. 23, 2031
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | KILROY REALTY LP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kilroy Realty Lp Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,913
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | KILROY REALTY LP SR UNSEC 3.05%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kilroy Realty Lp Sr Unsec 3.05% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 558,811
EBP, Investment, Interest Rate		3.05%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | KINDER MORGAN INC 5.1 USD 08/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kinder Morgan Inc 5.1 Usd 08/01/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 623,987
EBP, Investment, Maturity Date		Aug. 01, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | KINDER MORGAN INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kinder Morgan Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,296
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | KINDER MORGAN INC SR UNSEC 5.15%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kinder Morgan Inc Sr Unsec 5.15% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,760,075
EBP, Investment, Interest Rate		5.15%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | KKR & CO INC 5.1 USD 08/07/2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Kkr & Co Inc 5.1 Usd 08/07/2035 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,447
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | LAZARD GROUP LLC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lazard Group Llc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 24,063
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | LAZARD GROUP LLC SR UNSEC 4.38%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lazard Group Llc Sr Unsec 4.38% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,805,274
EBP, Investment, Interest Rate		4.38%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | LEIDOS INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Leidos Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,689
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | LEIDOS INC SR UNSEC 2.30%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Leidos Inc Sr Unsec 2.30% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 901,791
EBP, Investment, Interest Rate		2.30%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | LII 5.5 28
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lii 5.5 28 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,144,374
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | LINCOLN FIN GLBL FUNDING 144A W/O RTS 4.625 USD 05/28/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lincoln Fin Glbl Funding 144A W/O Rts 4.625 Usd 05/28/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,449
EBP, Investment, Maturity Date		May 28, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | LKQ CORP 5.75 USD 06/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lkq Corp 5.75 Usd 06/15/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 607,981
EBP, Investment, Maturity Date		Jun. 15, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | LLOYDS BANKING GROUP PLC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lloyds Banking Group Plc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 27,896
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | LLOYDS BANKING GROUP PLC SR UNSEC 3.75%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lloyds Banking Group Plc Sr Unsec 3.75% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,592,296
EBP, Investment, Interest Rate		3.75%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | LOW 3.1 27
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Low 3.1 27 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,987,824
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | LOWE'S COS INC 4.85 USD 10/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lowe'S Cos Inc 4.85 Usd 10/15/2035 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,246
EBP, Investment, Maturity Date		Oct. 15, 2035
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | LPL HOLDINGS INC 5.15 USD 06/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lpl Holdings Inc 5.15 Usd 06/15/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 243,440
EBP, Investment, Maturity Date		Jun. 15, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | LYB INT FINANCE III 5.5 USD 03/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Lyb Int Finance Iii 5.5 Usd 03/01/2034 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 622,336
EBP, Investment, Maturity Date		Mar. 01, 2034
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | M&T BANK CORPORATION 5.179 USD 07/08/2031
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		M&T Bank Corporation 5.179 Usd 07/08/2031 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,683
EBP, Investment, Maturity Date		Jul. 08, 2031
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | MAIN STREET CAPITAL CORP 6.5 USD 06/04/2027
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Main Street Capital Corp 6.5 Usd 06/04/2027 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,229
EBP, Investment, Maturity Date		Jun. 04, 2027
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | MAREX GROUP PLC 6.404 USD 11/04/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Marex Group Plc 6.404 Usd 11/04/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 250,448
EBP, Investment, Maturity Date		Nov. 04, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | MAREX GROUP PLC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Marex Group Plc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,723
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | MAREX GROUP PLC SR UNSEC 5.83%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Marex Group Plc Sr Unsec 5.83% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 915,658
EBP, Investment, Interest Rate		5.83%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | MARRIOTT INTERNATIONAL 4.2 USD 07/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Marriott International 4.2 Usd 07/15/2027 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,652
EBP, Investment, Maturity Date		Jul. 15, 2027
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | MAS 1.5 28
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mas 1.5 28 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,856,501
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | MASCO CORP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Masco Corp Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,633
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | SUMITOMO MITSUI TR BK LT 144A W/O RTS 5.2 USD 03/07/2027
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sumitomo Mitsui Tr Bk Lt 144a W/O Rts 5.2 Usd 03/07/2027 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,680
EBP, Investment, Maturity Date		Mar. 07, 2027
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | SVENSKA HANDELSBANKEN AB 144A W/O RTS 4.375 USD 05/23/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Svenska Handelsbanken Ab 144a W/O Rts 4.375 Usd 05/23/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 623,140
EBP, Investment, Maturity Date		May 23, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | SWEDBANK AB 144A W/O RTS 5.407 USD 03/14/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Swedbank Ab 144a W/O Rts 5.407 Usd 03/14/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,479
EBP, Investment, Maturity Date		Mar. 14, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | SYNCHRONY FINANCIAL 5.935 USD 08/02/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Synchrony Financial 5.935 Usd 08/02/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 626,504
EBP, Investment, Maturity Date		Aug. 02, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | SYNIT 2025-A3 A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Synit 2025-A3 A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 20,129,937
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | SYNOPSYS INC SR UNSEC SMR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Synopsys Inc Sr Unsec Smr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,500
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | SYNOPSYS INC SR UNSEC SMR 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Synopsys Inc Sr Unsec Smr 5.00% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,023,924
EBP, Investment, Interest Rate		5.00%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | SYSCO CORPORATION SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sysco Corporation Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,495
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | SYSCO CORPORATION SR UNSEC 5.10%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sysco Corporation Sr Unsec 5.10% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 930,342
EBP, Investment, Interest Rate		5.10%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | T 3.375 27
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		T 3.375 27 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 313,329,580
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | T 3.5 28
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		T 3.5 28 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 145,500,315
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | T 3.5 30
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		T 3.5 30 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,985,997
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | T 3.75 32
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		T 3.75 32 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 39,173,499
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | T 3.8 27
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		T 3.8 27 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,024,850
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | T 4 35
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		T 4 35 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 27,742,912
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | T 4.25 26
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		T 4.25 26 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 246,737,915
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | T 4.625 45
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		T 4.625 45 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,340,329
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | T-MOBILE USA INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		TMobile Usa Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 30,551
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | T-MOBILE USA INC SR UNSEC 4.62%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		T-Mobile Usa Inc Sr Unsec 4.62% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,888,986
EBP, Investment, Interest Rate		4.62%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TAKE-TWO INTERACTIVE SOF 4.95 USD 03/28/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Take-Two Interactive Sof 4.95 Usd 03/28/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,602
EBP, Investment, Maturity Date		Mar. 28, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TAKE-TWO INTERACTIVE SOF SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Take-Two Interactive Sof Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,420
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TAKE-TWO INTERACTIVE SOF SR UNSEC 5.40%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Take-Two Interactive Sof Sr Unsec 5.40% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,243,475
EBP, Investment, Interest Rate		5.40%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TARGA RESOURCES CORP 4.35 USD 01/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Targa Resources Corp 4.35 Usd 01/15/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,354
EBP, Investment, Maturity Date		Jan. 15, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TARGA RESOURCES PARTNERS SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Targa Resources Partners Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 46,111
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TARGA RESOURCES PARTNERS SR UNSEC 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Targa Resources Partners Sr Unsec 5.00% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,000,677
EBP, Investment, Interest Rate		5.00%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TBA CASH USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tba Cash Usd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ (5,014,915)
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TD 4.568 26
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		TD 4.568 26 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,015,906
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TD SYNNEX CORP 4.3 USD 01/17/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Td Synnex Corp 4.3 Usd 01/17/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,206
EBP, Investment, Maturity Date		Jan. 17, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TELEDYNE TECHNOLOGIES IN SMR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Teledyne Technologies In Smr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 9,563
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TELEDYNE TECHNOLOGIES IN SMR 2.25%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Teledyne Technologies In Smr 2.25% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,635,598
EBP, Investment, Interest Rate		2.25%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TELEFONICA EMISIONES SAU SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Telefonica Emisiones Sau Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 20,606
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TELEFONICA EMISIONES SAU SR UNSEC 4.10%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Telefonica Emisiones Sau Sr Unsec 4.10% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,599,347
EBP, Investment, Interest Rate		4.10%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | THERMO FISHER SCIENTIFIC 4.473 USD 10/07/2032
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Thermo Fisher Scientific 4.473 Usd 10/07/2032 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,202
EBP, Investment, Maturity Date		Oct. 07, 2032
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TORONTO-DOMINION BANK 4.574 USD 06/02/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Toronto-Dominion Bank 4.574 Usd 06/02/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,071
EBP, Investment, Maturity Date		Jun. 02, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TOYOTA MOTOR CREDIT CORP 5.05 USD 05/16/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Toyota Motor Credit Corp 5.05 Usd 05/16/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,132
EBP, Investment, Maturity Date		May 16, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TPG OPERATING GROUP II 5.375 USD 01/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tpg Operating Group Ii 5.375 Usd 01/15/2036 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,729
EBP, Investment, Maturity Date		Jan. 15, 2036
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | TRANSCANADA PIPELINES SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Transcanada Pipelines Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,193
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | WELLS FARGO & COMPANY SR UNSEC SOFRRATE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wells Fargo Company Sr Unsec Sofrrate [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 116,349
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | WELLS FARGO & COMPANY SR UNSEC SOFRRATE 5.20%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wells Fargo & Company Sr Unsec Sofrrate 5.20% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,257,081
EBP, Investment, Interest Rate		5.20%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | WELLTOWER OP LLC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Welltower Op Llc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 25,300
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | WELLTOWER OP LLC SR UNSEC 4.50%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Welltower Op Llc Sr Unsec 4.50% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,113,603
EBP, Investment, Interest Rate		4.50%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | WESTERN-SOUTHERN GLOBAL 144A W/O RTS 4.7 USD 12/10/2032
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Western-Southern Global 144A W/O Rts 4.7 Usd 12/10/2032 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,615
EBP, Investment, Maturity Date		Dec. 10, 2032
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | WFC 2.572 31
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wfc 2.572 31 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 943,989
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | WILLIS NORTH AMERICA INC 4.55 USD 03/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Willis North America Inc 4.55 Usd 03/15/2031 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 294,896
EBP, Investment, Maturity Date		Mar. 15, 2031
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | WILLIS NORTH AMERICA INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Willis North America Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,949
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | WILLIS NORTH AMERICA INC SR UNSEC 2.95%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Willis North America Inc Sr Unsec 2.95% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 762,678
EBP, Investment, Interest Rate		2.95%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | WOART 2023-D A3 5.79 USD 02/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Woart 2023-D A3 5.79 Usd 02/15/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 630,006
EBP, Investment, Maturity Date		Feb. 15, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | WOART 2025-D A3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Woart 2025-D A3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,782,932
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | WORKDAY INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Workday Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,875
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | WORKDAY INC SR UNSEC 3.70%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Workday Inc Sr Unsec 3.70% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,480,167
EBP, Investment, Interest Rate		3.70%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income | WTW 4.55 31
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wtw 4.55 31 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,765,570
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AMERICAN NATIONAL GF 144A W/O RTS 5.25 USD 06/03/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American National Gf 144A W/O Rts 5.25 Usd 06/03/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,157
EBP, Investment, Maturity Date		Jun. 03, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AMERICAN TOWER CORP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Tower Corp Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,753
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AMERICAN TOWER CORP SR UNSEC 5.35%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Tower Corp Sr Unsec 5.35% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,027,542
EBP, Investment, Interest Rate		5.35%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AMGEN INC SR UNSEC SMR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amgen Inc Sr Unsec Smr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 20,825
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AMGEN INC SR UNSEC SMR 5.25%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amgen Inc Sr Unsec Smr 5.25% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,244,235
EBP, Investment, Interest Rate		5.25%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AMPHENOL CORP 4.375 USD 06/12/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amphenol Corp 4.375 Usd 06/12/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 611,138
EBP, Investment, Maturity Date		Jun. 12, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AMXCA 2025-2 A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amxca 2025-2 A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,299,776
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AMXCA 2025-4 A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Amxca 2025-4 A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,641,742
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |ANALOG DEVICES INC 4.25 USD 06/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Analog Devices Inc 4.25 Usd 06/15/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 612,305
EBP, Investment, Maturity Date		Jun. 15, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |ANTARES HOLDINGS 144A W/O RTS 6.35 USD 10/23/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Antares Holdings 144A W/O Rts 6.35 Usd 10/23/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 258,123
EBP, Investment, Maturity Date		Oct. 23, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AON 5.15 29
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aon 5.15 29 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,091,588
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AON NORTH AMERICA INC SR UNSEC SMR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aon North America Inc Sr Unsec Smr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 18,883
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AON NORTH AMERICA INC SR UNSEC SMR 5.15%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aon North America Inc Sr Unsec Smr 5.15% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,132,695
EBP, Investment, Interest Rate		5.15%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |APA CORP 6.1 USD 02/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Apa Corp 6.1 Usd 02/15/2035 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 622,143
EBP, Investment, Maturity Date		Feb. 15, 2035
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |APOLLO GLOBAL MANAGEMENT 5.15 USD 08/12/2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Apollo Global Management 5.15 Usd 08/12/2035 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,363
EBP, Investment, Maturity Date		Aug. 12, 2035
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |APPLOVIN CORP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Applovin Corp Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,125
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |APPLOVIN CORP SR UNSEC 5.12%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Applovin Corp Sr Unsec 5.12% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,232,459
EBP, Investment, Interest Rate		5.12%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |ARCH CAPITAL FINANCE LLC SR UNSEC SMR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Arch Capital Finance Llc Sr Unsec Smr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,922
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |ARCH CAPITAL FINANCE LLC SR UNSEC SMR 4.01%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Arch Capital Finance Llc Sr Unsec Smr 4.01% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,200,714
EBP, Investment, Interest Rate		4.01%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |ARE 3.95 27
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Are 3.95 27 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,033,380
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |ARES CAPITAL CORP 5.8 USD 03/08/2032
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ares Capital Corp 5.8 Usd 03/08/2032 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 250,140
EBP, Investment, Maturity Date		Mar. 08, 2032
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |ARES MANAGEMENT CORP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ares Management Corp Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,353
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |ARES MANAGEMENT CORP SR UNSEC 6.38%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ares Management Corp Sr Unsec 6.38% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,800,214
EBP, Investment, Interest Rate		6.38%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |ARES STRATEGIC INCOME FU 5.7 USD 03/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ares Strategic Income Fu 5.7 Usd 03/15/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,298
EBP, Investment, Maturity Date		Mar. 15, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |ASTRAZENECA FINANCE LLC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Astrazeneca Finance Llc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 25,260
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |ASTRAZENECA FINANCE LLC SR UNSEC 4.85%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Astrazeneca Finance Llc Sr Unsec 4.85% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,541,143
EBP, Investment, Interest Rate		4.85%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |ATH 4.86 26
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ath 4.86 26 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,040,959
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |ATHENE GLOBAL FUNDING 144A W/O RTS 4.83 USD 05/09/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Athene Global Funding 144A W/O Rts 4.83 Usd 05/09/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,772
EBP, Investment, Maturity Date		May 09, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |ATLAS WAREHOUSE LEND 144A W/O RTS 6.25 USD 01/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Atlas Warehouse Lend 144A W/O Rts 6.25 Usd 01/15/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 270,603
EBP, Investment, Maturity Date		Jan. 15, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AVANGRID INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Avangrid Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 5,700
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AVANGRID INC SR UNSEC 3.80%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Avangrid Inc Sr Unsec 3.80% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,778,480
EBP, Investment, Interest Rate		3.80%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AVB 2.3 30
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Avb 2.3 30 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,869,524
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AVIATION CAPITAL GROUP 144A W/O RTS 5.125 USD 04/10/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Aviation Capital Group 144A W/O Rts 5.125 Usd 04/10/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,769
EBP, Investment, Maturity Date		Apr. 10, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AVNET INC 6.25 USD 03/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Avnet Inc 6.25 Usd 03/15/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,253
EBP, Investment, Maturity Date		Mar. 15, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed Income |AVOL 5.375 30
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Avol 5.375 30 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,062,470
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | AVOLON HOLDINGS FNDG LTD 144A W/O RTS 4.95 USD 01/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Avolon Holdings Fndg Ltd 144A W/O Rts 4.95 Usd 01/15/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,420
EBP, Investment, Maturity Date		Jan. 15, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | AXP 5.016 31
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Axp 5.016 31 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,079,482
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | AYR 5.25 30
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ayr 5.25 30 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,072,660
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | B 0 26
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		B 0 26 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 266,543
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BA 2.7 27
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ba 2.7 27 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,993,345
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BAAT 2024-1A A3 144A 5.35 USD 11/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Baat 2024-1A A3 144A 5.35 Usd 11/15/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 179,913
EBP, Investment, Maturity Date		Nov. 15, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BAC 2.496 31
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bac 2.496 31 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,823,009
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BAC 4.25 26
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bac 4.25 26 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,020,993
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BACARDI LTD / MARTINI BV 144A W/O RTS 5.55 USD 02/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bacardi Ltd / Martini Bv 144A W/O Rts 5.55 Usd 02/01/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,822
EBP, Investment, Maturity Date		Feb. 01, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BAE SYSTEMS PLC 144A W/O RTS 5.125 USD 03/26/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bae Systems Plc 144A W/O Rts 5.125 Usd 03/26/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,214
EBP, Investment, Maturity Date		Mar. 26, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BALN 5 27
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Baln 5 27 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,050,342
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BANCO SANTANDER SA NON PREF 5.54%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banco Santander Sa Non Pref 5.54% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,485,308
EBP, Investment, Interest Rate		5.54%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BANCO SANTANDER SA SR NON PREF
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banco Santander Sa Sr Non Pref [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 39,504
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BANK OF AMERICA CORP 2.087 USD 06/14/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Of America Corp 2.087 Usd 06/14/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 618,011
EBP, Investment, Maturity Date		Jun. 14, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BANK OF AMERICA CORP SR UNSEC TSFR3M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Of America Corp Sr Unsec Tsfr3M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 114,582
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BANK OF AMERICA CORP SR UNSEC TSFR3M 3.82%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Of America Corp Sr Unsec Tsfr3M 3.82% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,686,615
EBP, Investment, Interest Rate		3.82%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BANK OF NOVA SCOTIA 4.338 USD 09/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Of Nova Scotia 4.338 Usd 09/15/2031 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,258
EBP, Investment, Maturity Date		Sep. 15, 2031
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BANK OF NY MELLON CORP 4.942 USD 02/11/2031
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bank Of Ny Mellon Corp 4.942 Usd 02/11/2031 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,837
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BANQUE FED CRED MUTUEL 144A W/O RTS 5.194 USD 02/16/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Banque Fed Cred Mutuel 144A W/O Rts 5.194 Usd 02/16/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,393
EBP, Investment, Maturity Date		Feb. 16, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BARCLAYS PLC 4.476 USD 11/11/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Barclays Plc 4.476 Usd 11/11/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,243
EBP, Investment, Maturity Date		Nov. 11, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BARCLAYS PLC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Barclays Plc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,188
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BARCLAYS PLC SR UNSEC 7.44%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Barclays Plc Sr Unsec 7.44% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,145,471
EBP, Investment, Interest Rate		7.44%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BARINGS BDC INC 5.2 USD 09/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Barings Bdc Inc 5.2 Usd 09/15/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,536
EBP, Investment, Maturity Date		Sep. 15, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BAXTER INTERNATIONAL INC 4.9 USD 12/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Baxter International Inc 4.9 Usd 12/15/2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 628,476
EBP, Investment, Maturity Date		Dec. 15, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BCRED 3.25 27
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bcred 3.25 27 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,984,807
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BEIGNET INVESTOR LLC SEC 144A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Beignet Investor Llc Sec 144A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 329
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BEIGNET INVESTOR LLC SEC 144A 6.58%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Beignet Investor Llc Sec 144A 6.58% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,908,822
EBP, Investment, Interest Rate		6.58%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BERKSHIRE HATHAWAY ENERG SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Berkshire Hathaway Energ Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 4,117
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BERKSHIRE HATHAWAY ENERG SR UNSEC 3.25%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Berkshire Hathaway Energ Sr Unsec 3.25% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 592,103
EBP, Investment, Interest Rate		3.25%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BERRY GLOBAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Berry Global Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,456
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BERRY GLOBAL INC 1.65%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Berry Global Inc 1.65% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,850,786
EBP, Investment, Interest Rate		1.65%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BGC GROUP INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bgc Group Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,400
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BGC GROUP INC SR UNSEC 8.00%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bgc Group Inc Sr Unsec 8.00% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,389,762
EBP, Investment, Interest Rate		8.00%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BK 4.942 31
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Bk 4.942 31 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,095,025
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BLACKSTONE REG FINANCE SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Blackstone Reg Finance Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,313
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | BLACKSTONE REG FINANCE SR UNSEC 4.30%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Blackstone Reg Finance Sr Unsec 4.30%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,201,234
EBP, Investment, Interest Rate		4.30%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | MASCO CORP SR UNSEC 1.50%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Masco Corp Sr Unsec 1.50%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,611,056
EBP, Investment, Interest Rate		1.50%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | MASSMUTUAL GLOBAL FUNDIN 144A W/O RTS 4.95 USD 01/10/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Massmutual Global Fundin 144A W/O Rts 4.95 Usd 01/10/2030
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,405
EBP, Investment, Maturity Date		Jan. 10, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | META PLATFORMS INC 4.6 USD 11/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Meta Platforms Inc 4.6 Usd 11/15/2032
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,331
EBP, Investment, Maturity Date		Nov. 15, 2032
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | MICROCHIP TECHNOLOGY INC 5.05 USD 02/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Microchip Technology Inc 5.05 Usd 02/15/2030
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,105
EBP, Investment, Maturity Date		Feb. 15, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | MICROCHIP TECHNOLOGY INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Microchip Technology Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,262
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | MICROCHIP TECHNOLOGY INC SR UNSEC 5.05%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Microchip Technology Inc Sr Unsec 5.05%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 817,100
EBP, Investment, Interest Rate		5.05%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | MITSUBISHI UFJ FIN GRP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mitsubishi Ufj Fin Grp Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 35,817
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | MITSUBISHI UFJ FIN GRP SR UNSEC 2.34%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mitsubishi Ufj Fin Grp Sr Unsec 2.34%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,342,117
EBP, Investment, Interest Rate		2.34%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | MIZUHO FINANCIAL GROUP 4.711 USD 07/08/2031
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mizuho Financial Group 4.711 Usd 07/08/2031
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,163
EBP, Investment, Maturity Date		Jul. 08, 2031
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | MIZUHO FINANCIAL GROUP SR UNSEC 3.15%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mizuho Financial Group Sr Unsec 3.15%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 771,019
EBP, Investment, Interest Rate		3.15%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | MIZUHO FINANCIAL GROUP SR UNSEC TSFR3M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mizuho Financial Group Sr Unsec Tsfr3M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 11,561
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | MMM 4.8 30
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mmm 4.8 30
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,108,979
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | MORGAN STANLEY 4.133 USD 10/18/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Morgan Stanley 4.133 Usd 10/18/2029
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,901
EBP, Investment, Maturity Date		Oct. 18, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | MS 4.465 31
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ms 4.465 31
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,023,478
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | NATIONAL BANK OF CANADA 4.5 USD 10/10/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		National Bank Of Canada 4.5 Usd 10/10/2029
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,988
EBP, Investment, Maturity Date		Oct. 10, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | NATIONAL GRID PLC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		National Grid Plc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 17,910
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | NATIONAL GRID PLC SR UNSEC 5.42%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		National Grid Plc Sr Unsec 5.42%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 726,510
EBP, Investment, Interest Rate		5.42%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | NATIONWIDE BLDG SOCIETY 144A W/O RTS 5.127 USD 07/29/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nationwide Bldg Society 144A W/O Rts 5.127 Usd 07/29/2029
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,574
EBP, Investment, Maturity Date		Jul. 29, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | NATWEST GROUP PLC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Natwest Group Plc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 45,599
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | NATWEST GROUP PLC SR UNSEC 5.08%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Natwest Group Plc Sr Unsec 5.08%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,148,538
EBP, Investment, Interest Rate		5.08%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | NETFLIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Netflix Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 20,583
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | NETFLIX INC 4.88%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Netflix Inc 4.88%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,043,762
EBP, Investment, Interest Rate		4.88%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | NEW YORK LIFE GLOBAL FDG 144A W/O RTS 4.15 USD 07/25/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		New York Life Global Fdg 144A W/O Rts 4.15 Usd 07/25/2028
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,769
EBP, Investment, Maturity Date		Jul. 25, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | NEXTERA ENERGY CAPITAL 4.685 USD 09/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nextera Energy Capital 4.685 Usd 09/01/2027
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,838
EBP, Investment, Maturity Date		Sep. 01, 2027
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | NISOURCE INC 5.2 USD 07/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nisource Inc 5.2 Usd 07/01/2029
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,163
EBP, Investment, Maturity Date		Jul. 01, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | NSTAR ELECTRIC CO 4.85 USD 03/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nstar Electric Co 4.85 Usd 03/01/2030
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,148
EBP, Investment, Maturity Date		Mar. 01, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | NVIDIA CORPSR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nvidia Corpsr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 8,550
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | NVIDIA CORPSR UNSEC 2.85%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nvidia Corpsr Unsec 2.85%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,147,933
EBP, Investment, Interest Rate		2.85%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | NXP BV/NXP FDG/NXP USA SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nxp BvNxp FdgNxp Usa Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,600
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | NXP BV/NXP FDG/NXP USA SR UNSEC 3.15%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nxp Bv/Nxp Fdg/Nxp Usa Sr Unsec 3.15%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,373,775
EBP, Investment, Interest Rate		3.15%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | OBDC 3.4 26
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Obdc 3.4 26
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,017,544
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | OMEGA HLTHCARE INVESTORS 5.2 USD 07/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Omega Hlthcare Investors 5.2 Usd 07/01/2030
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,572
EBP, Investment, Maturity Date		Jul. 01, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | ORACLE CORP 4.45 USD 09/26/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Oracle Corp 4.45 Usd 09/26/2030
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,179
EBP, Investment, Maturity Date		Sep. 26, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | ORLY 5.75 26
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Orly 5.75 26
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,040,014
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PACIFIC GAS & ELECTRIC 1ST MTGE 1L
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pacific Gas Electric 1St Mtge 1L [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 38,703
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PACIFIC GAS & ELECTRIC 1ST MTGE 5.05%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pacific Gas & Electric 1St Mtge 5.05%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,123,200
EBP, Investment, Interest Rate		5.05%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PAYCHEX INC SR UNSEC SMR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Paychex Inc Sr Unsec Smr
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,767
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PAYCHEX INC SR UNSEC SMR 5.10%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Paychex Inc Sr Unsec Smr 5.10%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,030,873
EBP, Investment, Interest Rate		5.10%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PDM 3.15 30
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pdm 3.15 30
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,859,685
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PERNOD RIC INTL FIN LLC 144A W/O RTS 1.25 USD 04/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pernod Ric Intl Fin Llc 144A W/O Rts 1.25 Usd 04/01/2028
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,104
EBP, Investment, Maturity Date		Apr. 01, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PFAST 2025-1A A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pfast 2025-1A A
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 10,023,870
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PHILIP MORRIS INTL INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Philip Morris Intl Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,372
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PHILIP MORRIS INTL INC SR UNSEC 4.62%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Philip Morris Intl Inc Sr Unsec 4.62%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 784,757
EBP, Investment, Interest Rate		4.62%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PHM 5 27
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Phm 5 27 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,060,882
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PINNACLE WEST CAPITAL 4.9 USD 05/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pinnacle West Capital 4.9 Usd 05/15/2028
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 626,036
EBP, Investment, Maturity Date		May 15, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PINNACLE WEST CAPITAL SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pinnacle West Capital Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 13,774
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PINNACLE WEST CAPITAL SR UNSEC 4.90%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pinnacle West Capital Sr Unsec 4.90%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,242,406
EBP, Investment, Interest Rate		4.90%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PLAINS ALL AMER PIPELINE 5.6 USD 01/15/2036
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Plains All Amer Pipeline 5.6 Usd 01/15/2036
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,045
EBP, Investment, Maturity Date		Jan. 15, 2036
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PLAINS ALL AMER PIPELINE SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Plains All Amer Pipeline Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 17,703
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PLAINS ALL AMER PIPELINE SR UNSEC 4.70%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Plains All Amer Pipeline Sr Unsec 4.70%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,208,334
EBP, Investment, Interest Rate		4.70%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PNC BANK NA 4.429 USD 07/21/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pnc Bank Na 4.429 Usd 07/21/2028
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,109
EBP, Investment, Maturity Date		Jul. 21, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | POLARIS INC 5.6 USD 03/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Polaris Inc 5.6 Usd 03/01/2031
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 623,415
EBP, Investment, Maturity Date		Mar. 01, 2031
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PPG INDUSTRIES INC 4.375 USD 03/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ppg Industries Inc 4.375 Usd 03/15/2031
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 626,152
EBP, Investment, Maturity Date		Mar. 15, 2031
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PRICOA GLOBAL FUNDING 1 144A W/O RTS 4.75 USD 08/26/2032
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pricoa Global Funding 1 144A W/O Rts 4.75 Usd 08/26/2032
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,025
EBP, Investment, Maturity Date		Aug. 26, 2032
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PRINCIPAL LFE GLB FND II 144A W/O RTS 5.1 USD 01/25/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Principal Lfe Glb Fnd Ii 144A W/O Rts 5.1 Usd 01/25/2029
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,100
EBP, Investment, Maturity Date		Jan. 25, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PROTECTIVE LIFE CORP 144A W/O RTS 4.7 USD 01/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Protective Life Corp 144A W/O Rts 4.7 Usd 01/15/2031
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 250,299
EBP, Investment, Maturity Date		Jan. 15, 2031
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | PUBLIC STORAGE OP CO 4.375 USD 07/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Public Storage Op Co 4.375 Usd 07/01/2030
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,806
EBP, Investment, Maturity Date		Jul. 01, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | QUANTA SERVICES INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Quanta Services Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 34,400
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | QUANTA SERVICES INC SR UNSEC 4.30%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Quanta Services Inc Sr Unsec 4.30%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,012,207
EBP, Investment, Interest Rate		4.30%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | RAIZEN FUELS FINANCE 144A W/O RTS 6.25 USD 07/08/2032
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Raizen Fuels Finance 144A W/O Rts 6.25 Usd 07/08/2032
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 247,090
EBP, Investment, Maturity Date		Jul. 08, 2032
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | RELX CAPITAL INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Relx Capital Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 14,883
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | RELX CAPITAL INC SR UNSEC 4.75%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Relx Capital Inc Sr Unsec 4.75%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,225,845
EBP, Investment, Interest Rate		4.75%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | RGA 3.95 26
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rga 3.95 26
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,022,484
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | RGA GLOBAL FUNDING 144A W/O RTS 5 USD 08/25/2032
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rga Global Funding 144A W/O Rts 5 Usd 08/25/2032
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 250,418
EBP, Investment, Maturity Date		Aug. 25, 2032
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | RIO TINTO FIN USA PLC 4.875 USD 03/14/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rio Tinto Fin Usa Plc 4.875 Usd 03/14/2030
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,794
EBP, Investment, Maturity Date		Mar. 14, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | ROYAL BANK OF CANADA 4.498 USD 08/06/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Royal Bank Of Canada 4.498 Usd 08/06/2029
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,092
EBP, Investment, Maturity Date		Aug. 06, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | ROYAL CARIBBEAN CRUISES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Royal Caribbean Cruises [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 23,968
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | ROYAL CARIBBEAN CRUISES 3.70%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Royal Caribbean Cruises 3.70%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,177,224
EBP, Investment, Interest Rate		3.70%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | RWE FINANCE US LLC 144A W/O RTS 5.125 USD 09/18/2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Rwe Finance Us Llc 144A W/O Rts 5.125 Usd 09/18/2035
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 626,224
EBP, Investment, Maturity Date		Sep. 18, 2035
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | S&P GLOBAL INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		SP Global Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 17,100
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | S&P GLOBAL INC SR UNSEC 2.70%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		S&P Global Inc Sr Unsec 2.70%
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,828,470
EBP, Investment, Interest Rate		2.70%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SABINE PASS LIQUEFACTION SEC 5.00%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sabine Pass Liquefaction Sec 5.00% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,920,402
EBP, Investment, Interest Rate		5.00%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SABINE PASS LIQUEFACTION SEC*FULL CALL*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sabine Pass Liquefaction Sec*Full Call* [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 42,694
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SABRA HEALTH/CAPTL CORP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sabra Health/Captl Corp Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,587
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SABRA HEALTH/CAPTL CORP SR UNSEC 3.90%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sabra Health/Captl Corp Sr Unsec 3.90% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 785,457
EBP, Investment, Interest Rate		3.90%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SANTANDER UK GROUP HLDGS 5.136 USD 09/22/2036
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Santander Uk Group Hldgs 5.136 Usd 09/22/2036 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,623
EBP, Investment, Maturity Date		Sep. 22, 2036
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SANTOS FINANCE LTD 144A W/O RTS 5.75 USD 11/13/2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Santos Finance Ltd 144A W/O Rts 5.75 Usd 11/13/2035 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 623,686
EBP, Investment, Maturity Date		Nov. 13, 2035
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SBL HOLDINGS INC 144A W/O RTS 5.9 USD 09/26/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sbl Holdings Inc 144A W/O Rts 5.9 Usd 09/26/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,623
EBP, Investment, Maturity Date		Sep. 26, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SCOTT 2023-SFS A 144A 5.90975 USD 03/10/2040
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Scott 2023-Sfs A 144A 5.90975 Usd 03/10/2040 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 623,921
EBP, Investment, Maturity Date		Mar. 10, 2040
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SERVICENOW INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Servicenow Inc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,067
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SERVICENOW INC SR UNSEC 1.40%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Servicenow Inc Sr Unsec 1.40% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,147,071
EBP, Investment, Interest Rate		1.40%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SFUEL 2025-CA A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sfuel 2025-Ca A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,029,482
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SIRIUSPOINT LTD 7 USD 04/05/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Siriuspoint Ltd 7 Usd 04/05/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 250,635
EBP, Investment, Maturity Date		Apr. 05, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SIXTH STREET LENDING PAR 6.5 USD 03/11/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sixth Street Lending Par 6.5 Usd 03/11/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 249,329
EBP, Investment, Maturity Date		Mar. 11, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SMB 2023-C A1A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Smb 2023-C A1A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,104,164
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SMITH & NEPHEW PLC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Smith & Nephew Plc Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 23,118
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SMITH & NEPHEW PLC SR UNSEC 5.15%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Smith & Nephew Plc Sr Unsec 5.15% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,619,248
EBP, Investment, Interest Rate		5.15%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SOCIETE GENERALE 144A W/O RTS 5.25 USD 02/19/2027
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Societe Generale 144A W/O Rts 5.25 Usd 02/19/2027 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,478
EBP, Investment, Maturity Date		Feb. 19, 2027
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SOLV 5.45 27
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Solv 5.45 27 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,066,970
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SOLVAY FINANCE (AMERICA) 144A W/O RTS 5.65 USD 06/04/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Solvay Finance (America) 144A W/O Rts 5.65 Usd 06/04/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,999
EBP, Investment, Maturity Date		Jun. 04, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SONOCO PRODUCTS CO 4.6 USD 09/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sonoco Products Co 4.6 Usd 09/01/2029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,625
EBP, Investment, Maturity Date		Sep. 01, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SOUTHERN CAL EDISON SEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Southern Cal Edison Sec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 45,125
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SOUTHERN CAL EDISON SEC 2.85%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Southern Cal Edison Sec 2.85% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,606,129
EBP, Investment, Interest Rate		2.85%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SOUTHERN CALIF GAS CO SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Southern Calif Gas Co Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 18,061
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SOUTHERN CALIF GAS CO SR UNSEC 2.95%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Southern Calif Gas Co Sr Unsec 2.95% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,870,485
EBP, Investment, Interest Rate		2.95%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SOUTHWESTERN ENERGY CO SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Southwestern Energy Co Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 62,708
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SOUTHWESTERN ENERGY CO SR UNSEC 5.38%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Southwestern Energy Co Sr Unsec 5.38% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,800,090
EBP, Investment, Interest Rate		5.38%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | STATE STREET GOVERNMENT STIF (GSTIF)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		State Street Government Stif (Gstif) [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 152,955
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | STATE STREET GOVERNMENT STIF (GSTIF) 3.85%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		State Street Government Stif (Gstif) 3.85% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 587,525
EBP, Investment, Interest Rate		3.85%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | STELLANTIS FINANCIAL SER 144A W/O RTS 4.95 USD 09/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stellantis Financial Ser 144A W/O Rts 4.95 Usd 09/15/2028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 627,481
EBP, Investment, Maturity Date		Sep. 15, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | STORE CAPITAL CORP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Store Capital Corp Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 23,850
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | STORE CAPITAL CORP SR UNSEC 4.50%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Store Capital Corp Sr Unsec 4.50% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,802,364
EBP, Investment, Interest Rate		4.50%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | STRYKER CORP SR UNSEC SMR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stryker Corp Sr Unsec Smr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,293
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | STRYKER CORP SR UNSEC SMR 5.20%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Stryker Corp Sr Unsec Smr 5.20% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 823,622
EBP, Investment, Interest Rate		5.20%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SUMITOMO MITSUI FINL GRP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sumitomo Mitsui Finl Grp Sr Unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,681
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | SUMITOMO MITSUI FINL GRP SR UNSEC 2.75%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Sumitomo Mitsui Finl Grp Sr Unsec 2.75% [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 942,953
EBP, Investment, Interest Rate		2.75%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | TRANSCANADA PIPELINES SR UNSEC 4.10%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Transcanada pipelines sr unsec 4point10percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 593,967
EBP, Investment, Interest Rate		4.10%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | TRANSCONT GAS PIPE LINE SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Transcont gas pipe line sr unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 7,890
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | TRANSCONT GAS PIPE LINE SR UNSEC 3.25%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Transcont gas pipe line sr unsec 3point25percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,824,210
EBP, Investment, Interest Rate		3.25%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | TRIMBLE INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Trimble inc sr unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,267
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | TRIMBLE INC SR UNSEC 4.90%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Trimble inc sr unsec 4point90percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,522,676
EBP, Investment, Interest Rate		4.90%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | TYSON FOODS INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tyson foods inc sr unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 18,850
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | TYSON FOODS INC SR UNSEC 4.35%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Tyson foods inc sr unsec 4point35percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,305,661
EBP, Investment, Interest Rate		4.35%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | U S TREASURY BILLS 0.00%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		U s treasury bills 0point00percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 121,471,092
EBP, Investment, Interest Rate		0.00%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | U S TREASURY INFLATE PROT BD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		U s treasury inflate prot bd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 133,486
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | U S TREASURY INFLATE PROT BD 1.88%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		U s treasury inflate prot bd 1point88percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 15,399,840
EBP, Investment, Interest Rate		1.88%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | U S TREASURY NOTE
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		U s treasury note [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 307,537
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | U S TREASURY NOTE 3.50%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		U s treasury note 3point50percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 71,452,226
EBP, Investment, Interest Rate		3.50%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | U S TREASURY NOTE 4.00%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		U s treasury note 4point00percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,300,195
EBP, Investment, Interest Rate		4.00%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | UBER TECHNOLOGIES INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Uber technologies inc sr unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 16,485
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | UBER TECHNOLOGIES INC SR UNSEC 4.15%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Uber technologies inc sr unsec 4point15percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,295,873
EBP, Investment, Interest Rate		4.15%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | UBS GROUP AG 144A W/O RTS 4.844 USD 11/06/2033
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Ubs group ag 144a wo rts 4point844 usd 11062033 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 623,001
EBP, Investment, Maturity Date		Nov. 06, 2033
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | UNION ELECTRIC CO
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Union electric co [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 12,367
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | UNION ELECTRIC CO 3.50%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Union electric co 3point50percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,181,533
EBP, Investment, Interest Rate		3.50%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | UNITEDHEALTH GROUP INC 4.4 USD 06/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Unitedhealth group inc 4point4 usd 06152028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 244,267
EBP, Investment, Maturity Date		Jun. 15, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | UNIVERSAL HEALTH SVCS 4.625 USD 10/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Universal health svcs 4point625 usd 10152029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,951
EBP, Investment, Maturity Date		Oct. 15, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | US DOLLAR USD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Us dollar usd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,011,684
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | US TREASURY N/B 3.375 USD 11/30/2027
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Us treasury nb 3point375 usd 11302027 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 28,843,712
EBP, Investment, Maturity Date		Nov. 30, 2027
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | US TREASURY N/B 3.5 USD 11/30/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Us treasury nb 3point5 usd 11302030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 46,157,408
EBP, Investment, Maturity Date		Nov. 30, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | US TREASURY N/B 4 USD 11/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Us treasury nb 4 usd 11152035 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 19,633,712
EBP, Investment, Maturity Date		Nov. 15, 2035
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | USCAR 2025-1A A3 144A 4.49 USD 06/17/2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Uscar 20251a a3 144a 4point49 usd 06172030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 338,945
EBP, Investment, Maturity Date		Jun. 17, 2030
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | VERALTO CORP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Veralto corp sr unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 6,237
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | VERALTO CORP SR UNSEC 5.45%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Veralto corp sr unsec 5point45percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 418,383
EBP, Investment, Interest Rate		5.45%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | VERISIGN INC SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Verisign inc sr unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 35,044
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | VERISIGN INC SR UNSEC 4.75%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Verisign inc sr unsec 4point75percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,600,264
EBP, Investment, Interest Rate		4.75%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | VICI PROPERTIES LP SR UNSEC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vici properties lp sr unsec [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 23,328
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | VICI PROPERTIES LP SR UNSEC 4.75%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vici properties lp sr unsec 4point75percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,313,549
EBP, Investment, Interest Rate		4.75%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | VOLKSWAGEN GROUP AMERICA 144A W/O RTS 5.25 USD 03/22/2029
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Volkswagen group america 144a wo rts 5point25 usd 03222029 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 625,032
EBP, Investment, Maturity Date		Mar. 22, 2029
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | VZ 4.125 27
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vz 4point125 27 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,028,817
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | WABTEC SR UNSEC SMR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wabtec sr unsec smr [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 23,526
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | WABTEC SR UNSEC SMR 4.70%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wabtec sr unsec smr 4point70percent [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 1,722,204
EBP, Investment, Interest Rate		4.70%
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | WEC 1.8 30
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wec 1point8 30 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 2,679,643
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Stable Value Account | Fixed income | WELLS FARGO & COMPANY 5.707 USD 04/22/2028
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Wells fargo company 5point707 usd 04222028 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fixed Income Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 624,235
EBP, Investment, Maturity Date		Apr. 22, 2028
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Wrapper Contracts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Wrapper Contracts | American General Life Ins
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		American General Life Ins [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Wrapper Contracts | MassMutual
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		MassMutual [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Wrapper Contracts | Met Tower Life
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Met Tower Life [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Wrapper Contracts | Nationwide Life Insurance
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Nationwide Life Insurance [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Wrapper Contracts | Pacific Life Insurance
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Pacific Life Insurance [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Wrapper Contracts | Prudential Ins Co
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		Prudential Ins Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0
Investment, Identifier [Axis]: SEPARATELY MANAGED ACCOUNTS | Wrapper Contracts | RGA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]		RGA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 0

[1]	Party-in-interest.
[2]	Information not presented because investments are participant-directed.